          As filed with the Securities and Exchange Commission on April 20, 2006

                                             1933 Act Registration No. 33-25990

                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 28 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 64 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                              Multi-Fund (Reg. TM)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Brian Burke, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

Lincoln Life Variable Annuity Account C

Individual Variable Annuity Account Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46801-2340
www.LFG.com

1-800-454-6265

This prospectus describes the individual flexible premium deferred annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln
Life). They are primarily for use with nonqualified plans and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value to provide retirement income that you cannot outlive or for an agreed upon time.

These benefits may be a variable or fixed amount, if available, or a combination of both.

If the annuitant dies before the annuity commencement date, we will pay your beneficiary a death benefit.



Purchase Payments


This prospectus offers three types of contracts. They are single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.

The minimum purchase payment requirement for each contract will not exceed:

1. Single premium deferred contract: $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others.

2. Flexible premium deferred contract (Multi-Fund (Reg. TM) 2,3,4): $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others (minimum $100 subsequent purchase payment); and

3. Periodic premium deferred contract (Multi-Fund (Reg. TM) 1): $600 per contract year (minimum $25 per purchase payment).

Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $600. Payments may be resumed at any time if your plan permits until the annuity commencement date, the maturity date, the surrender of the contract, or payment of any death benefit, whichever comes first.


You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract. See - Fixed Side of the Contract.


All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account C (variable annuity account (VAA). The VAA is a segregated investment account of Lincoln Life.

You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contracts variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Growth Portfolio*

     AllianceBernstein Growth and Income Portfolio

     AllianceBernstein Global Technology Portfolio
American Funds Insurance Series (Class 2):

     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund


Baron Capital Funds Trust (Insurance Shares):

     Baron Capital Asset Fund

Delaware VIP Trust (Standard Class):

     Delaware VIP Diversified Income Series

     Delaware VIP Global Bond Series*
     Delaware VIP High Yield Series

     Delaware VIP REIT Series
     Delaware VIP Trend Series

     Delaware VIP Value Series


                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Small Cap Value Series
DWS Investments VIT Funds (Class A):
(formerly Scudder Investments VIT Funds)
     DWS Equity 500 Index VIP
     (formerly Scudder VIT Equity 500 Index Fund)
     DWS Small Cap Index VIP
     (formerly Scudder VIT Small Cap Index Fund)
Fidelity (Reg. TM) Variable Insurance Products (Service Class):

     Fidelity (Reg. TM) Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) Growth Portfolio

Janus Aspen Series (Institutional Shares):
     Janus Aspen Worldwide Growth Portfolio*
Lincoln Variable Insurance Products Trust (Standard Class):

     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Equity-Income Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP Growth and Income Fund

     Lincoln VIP International Fund
     Lincoln VIP Managed Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund
     Lincoln VIP Special Opportunities Fund

     Lincoln VIP Conservative Profile Fund
     Lincoln VIP Moderate Profile Fund
     Lincoln VIP Moderately Aggressive Profile Fund
     Lincoln VIP Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Initial Class):

     MFS (Reg. TM) Utilities Series

Neuberger Berman Advisers Management Trust (I Class):
     Mid-Cap Growth Portfolio
     Partners Portfolio*
Putnam Variable Trust (Class lB):
     Health Sciences Fund*

*It is currently anticipated that on June 9, 2006, we will close and replace these investment options. See Investments of the VAA - Description of the funds for further information.

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI terms are made part of this prospectus, and for a free copy of the SAI, write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, IN 46801 or call 1-800-454-6265. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2006


2

Table of Contents



Item                                                               Page
Special Terms                                                       4
Expense Tables                                                      5
Summary of Common Questions                                         9
The Lincoln National Life Insurance Company                        11
Fixed Side of the Contract                                         12
Variable Annuity Account (VAA)                                     12
Investments of the VAA                                             12
Charges and Other Deductions                                       16
 Surrender Charge                                                  16
 Additional Information                                            18
The Contracts                                                      21
 Transfers On or Before the Annuity Commencement Date              22
 Investment Requirements                                           26
 Lincoln SmartSecuritySM Advantage                                 27
 Surrenders and Withdrawals                                        30
 i4LIFE (Reg. TM) Advantage                                        31
 4LATERSM Advantage                                                35
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage         39
 Distribution of the Contracts                                     41
 Annuity Payouts                                                   42
Federal Tax Matters                                                44
Additional Information                                             48
 Voting Rights                                                     48
 Return Privilege                                                  49
 Other Information                                                 49
 Legal Proceedings                                                 49
Contents of the Statement of Additional Information (SAI)
for Lincoln National Variable Annuity Account C                    50
Appendix A - Condensed Financial Information                       A-1


                                                                               3


Special Terms

In this prospectus, the following terms have the indicated meanings:


4LATERSM Advantage or 4LATER - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.


Account or variable annuity account (VAA) - The segregated investment account, Account C, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person or entity designated by you to receive any death benefit paid if the annuitant dies before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.


Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.


Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit-Before the annuity commencement date, the amount payable to a designated beneficiary if the annuitant dies.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln SmartSecuritySM Advantage - Provides a Guaranteed Amount to access through periodic withdrawals.


Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

4


Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that contractowners or participants will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

The maximum surrender charge (contingent deferred sales charge) as a percentage of a contract value (for single premium and periodic premium contracts), or of purchase payments (for flexible premium contracts), surrendered/withdrawn:


Contractowner Transaction Expenses:



  o        7.0%*        (single and flexible)
  o        8.0%*        (periodic)


* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions-Surrender Charge.



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: Periodic Multi-Fund (Reg. TM) 1, and Flexible Premium Multi-Fund (Reg. TM) 2 Contract Only: $25

Loan set-up fee : $35 (if you participate in a group retirement plan that allows for loans and such fee is permissible by law)


Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):

                                                  With Enhanced Guaranteed        Without Enhanced Guaranteed
                                                  Minimum death                   Minimum death
                                                  benefit (EGMDB)                 benefit (EGMDB)
                                                  --------------------------      ----------------------------
o        Mortality and expense risk charge                 1.002%                            1.002%
o        Enhanced death benefit charge                     0.300%                            0.000%
                                                            -----                            -----
o        Total annual charge for each
         subaccount                                        1.302%                            1.002%

* This annual charge is deducted from the contract value on a quarterly basis.



For information concerning compensation paid for the sale of the contracts, see
- Distribution of the Contracts.



Optional Rider Charges:


Lincoln SmartSecuritySM Advantage:




                                                     Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                   Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                          Step-Up option                     Step-Up option
                                                  -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge*                                  0.95%                               1.50%
o        Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, step-ups and withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage charge for the 4LATERSM Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATERSM charge is deducted from the subaccounts on a quarterly basis.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2005. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                               5



                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.34%          2.82%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.28%          1.34%



* Fourteen of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2007.


The following table shows the expenses charged by each fund for the year ended
   December 31, 2005:



(as a percentage of each fund's average net assets):


                                                                           Management                    12b-1 Fees
                                                                          Fees (before                   (before any
                                                                          any waivers/                    waivers/
                                                                         reimbursements)      +        reimbursements)
AllianceBernstein Growth Portfolio (Class B)                             0.75        %                 0.25        %
AllianceBernstein Growth and Income Portfolio (Class B)                  0.55                          0.25
AllianceBernstein Global Technology Portfolio (Class B)                  0.75                          0.25
American Funds Global Growth Fund (Class 2) (1)                          0.58                          0.25
American Funds Growth Fund (Class 2)(1)                                  0.33                          0.25
American Funds Growth-Income Fund (Class 2)(1)                           0.28                          0.25
American Funds International Fund (Class 2)(1)                           0.52                          0.25
Baron Capital Asset Fund (Insurance Shares)                              1.00                          0.25
Delaware VIP Diversified Income Series (Standard Class)(2)               0.65                          0.00
Delaware VIP Global Bond Series (Standard Class)(3)                      0.75                          0.00
Delaware VIP High Yield Series (Standard Class)(4)                       0.65                          0.00
Delaware VIP Value Series (Standard Class)(5)                            0.65                          0.00
Delaware VIP REIT Series (Standard Class)(6)                             0.73                          0.00
Delaware VIP Small Cap Value Series (Service Class)(7)                   0.73                          0.30
Delaware VIP Trend Series (Standard Class)(8)                            0.74                          0.00
DWS Equity 500 Index VIP (Class A)(9)                                    0.19                          0.00
DWS Small Cap Index VIP (Class A)                                        0.35                          0.00
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class)(10)           0.57                          0.10
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class)(11)              0.57                          0.10
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)(12)        0.60                          0.00
Lincoln VIP Aggressive Growth Fund (Standard Class)                      0.74                          0.00
Lincoln VIP Bond Fund (Standard Class)                                   0.35                          0.00
Lincoln VIP Capital Appreciation Fund (Standard Class)(13)               0.74                          0.00
Lincoln VIP Equity-Income Fund (Standard Class)(14)                      0.73                          0.00
Lincoln VIP Global Asset Allocation Fund (Standard Class)                0.74                          0.00
Lincoln VIP Growth and Income Fund (Standard Class)                      0.33                          0.00
Lincoln VIP International Fund (Standard Class)                          0.76                          0.00
Lincoln VIP Managed Fund (Standard Class)                                0.40                          0.00
Lincoln VIP Money Market Fund (Standard Class)                           0.44                          0.00
Lincoln VIP Social Awareness Fund (Standard Class)                       0.35                          0.00
Lincoln VIP Special Opportunities Fund (Standard Class)                  0.38                          0.00
Lincoln VIP Conservative Profile Fund (Standard Class)(15)               0.25                          0.00
Lincoln VIP Moderate Profile Fund (Standard Class)(15)                   0.25                          0.00



                                                                                  Other Expenses
                                                                                    (before any
                                                                                     waivers/
                                                                         +        reimbursements)      =
AllianceBernstein Growth Portfolio (Class B)                                      0.13        %
AllianceBernstein Growth and Income Portfolio (Class B)                           0.05
AllianceBernstein Global Technology Portfolio (Class B)                           0.17
American Funds Global Growth Fund (Class 2) (1)                                   0.04
American Funds Growth Fund (Class 2)(1)                                           0.02
American Funds Growth-Income Fund (Class 2)(1)                                    0.01
American Funds International Fund (Class 2)(1)                                    0.05
Baron Capital Asset Fund (Insurance Shares)                                       0.09
Delaware VIP Diversified Income Series (Standard Class)(2)                        0.21
Delaware VIP Global Bond Series (Standard Class)(3)                               0.34
Delaware VIP High Yield Series (Standard Class)(4)                                0.13
Delaware VIP Value Series (Standard Class)(5)                                     0.13
Delaware VIP REIT Series (Standard Class)(6)                                      0.12
Delaware VIP Small Cap Value Series (Service Class)(7)                            0.12
Delaware VIP Trend Series (Standard Class)(8)                                     0.13
DWS Equity 500 Index VIP (Class A)(9)                                             0.15
DWS Small Cap Index VIP (Class A)                                                 0.16
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class)(10)                    0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class)(11)                       0.10
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)(12)                 0.01
Lincoln VIP Aggressive Growth Fund (Standard Class)                               0.13
Lincoln VIP Bond Fund (Standard Class)                                            0.06
Lincoln VIP Capital Appreciation Fund (Standard Class)(13)                        0.09
Lincoln VIP Equity-Income Fund (Standard Class)(14)                               0.07
Lincoln VIP Global Asset Allocation Fund (Standard Class)                         0.19
Lincoln VIP Growth and Income Fund (Standard Class)                               0.05
Lincoln VIP International Fund (Standard Class)                                   0.16
Lincoln VIP Managed Fund (Standard Class)                                         0.11
Lincoln VIP Money Market Fund (Standard Class)                                    0.10
Lincoln VIP Social Awareness Fund (Standard Class)                                0.07
Lincoln VIP Special Opportunities Fund (Standard Class)                           0.07
Lincoln VIP Conservative Profile Fund (Standard Class)(15)                        2.01
Lincoln VIP Moderate Profile Fund (Standard Class)(15)                            1.17



                                                                                                   Total
                                                                         Total Expenses         Contractual
                                                                           (before any            waivers/
                                                                            waivers/           reimbursements
                                                                         reimbursements)          (if any)
AllianceBernstein Growth Portfolio (Class B)                             1.13        %
AllianceBernstein Growth and Income Portfolio (Class B)                  0.85
AllianceBernstein Global Technology Portfolio (Class B)                  1.17
American Funds Global Growth Fund (Class 2) (1)                          0.87
American Funds Growth Fund (Class 2)(1)                                  0.60
American Funds Growth-Income Fund (Class 2)(1)                           0.54
American Funds International Fund (Class 2)(1)                           0.82
Baron Capital Asset Fund (Insurance Shares)                              1.34
Delaware VIP Diversified Income Series (Standard Class)(2)               0.86                 -0.07        %
Delaware VIP Global Bond Series (Standard Class)(3)                      1.09                 -0.12
Delaware VIP High Yield Series (Standard Class)(4)                       0.78
Delaware VIP Value Series (Standard Class)(5)                            0.78
Delaware VIP REIT Series (Standard Class)(6)                             0.85
Delaware VIP Small Cap Value Series (Service Class)(7)                   1.15                 -0.05
Delaware VIP Trend Series (Standard Class)(8)                            0.87
DWS Equity 500 Index VIP (Class A)(9)                                    0.34                 -0.06
DWS Small Cap Index VIP (Class A)                                        0.51
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class)(10)           0.76
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class)(11)              0.77
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)(12)        0.61
Lincoln VIP Aggressive Growth Fund (Standard Class)                      0.87
Lincoln VIP Bond Fund (Standard Class)                                   0.41
Lincoln VIP Capital Appreciation Fund (Standard Class)(13)               0.83                 -0.13
Lincoln VIP Equity-Income Fund (Standard Class)(14)                      0.80                 -0.04
Lincoln VIP Global Asset Allocation Fund (Standard Class)                0.93
Lincoln VIP Growth and Income Fund (Standard Class)                      0.38
Lincoln VIP International Fund (Standard Class)                          0.92
Lincoln VIP Managed Fund (Standard Class)                                0.51
Lincoln VIP Money Market Fund (Standard Class)                           0.54
Lincoln VIP Social Awareness Fund (Standard Class)                       0.42
Lincoln VIP Special Opportunities Fund (Standard Class)                  0.45
Lincoln VIP Conservative Profile Fund (Standard Class)(15)               2.26                 -1.23
Lincoln VIP Moderate Profile Fund (Standard Class)(15)                   1.42                 -0.30



                                                                         Total Expenses
                                                                             (after
                                                                          Contractual
                                                                            waivers/
                                                                         reimbursements
                                                                               s)
AllianceBernstein Growth Portfolio (Class B)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Funds Global Growth Fund (Class 2) (1)
American Funds Growth Fund (Class 2)(1)
American Funds Growth-Income Fund (Class 2)(1)
American Funds International Fund (Class 2)(1)
Baron Capital Asset Fund (Insurance Shares)
Delaware VIP Diversified Income Series (Standard Class)(2)               0.79        %
Delaware VIP Global Bond Series (Standard Class)(3)                      0.97
Delaware VIP High Yield Series (Standard Class)(4)
Delaware VIP Value Series (Standard Class)(5)
Delaware VIP REIT Series (Standard Class)(6)
Delaware VIP Small Cap Value Series (Service Class)(7)                   1.10
Delaware VIP Trend Series (Standard Class)(8)
DWS Equity 500 Index VIP (Class A)(9)                                    0.28
DWS Small Cap Index VIP (Class A)
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class)(10)
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class)(11)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)(12)
Lincoln VIP Aggressive Growth Fund (Standard Class)
Lincoln VIP Bond Fund (Standard Class)
Lincoln VIP Capital Appreciation Fund (Standard Class)(13)               0.70
Lincoln VIP Equity-Income Fund (Standard Class)(14)                      0.76
Lincoln VIP Global Asset Allocation Fund (Standard Class)
Lincoln VIP Growth and Income Fund (Standard Class)
Lincoln VIP International Fund (Standard Class)
Lincoln VIP Managed Fund (Standard Class)
Lincoln VIP Money Market Fund (Standard Class)
Lincoln VIP Social Awareness Fund (Standard Class)
Lincoln VIP Special Opportunities Fund (Standard Class)
Lincoln VIP Conservative Profile Fund (Standard Class)(15)               1.03
Lincoln VIP Moderate Profile Fund (Standard Class)(15)                   1.12


6



                                                                             Management
                                                                            Fees (before
                                                                            any waivers/
                                                                           reimbursements)      +
Lincoln VIP Moderately Aggressive Profile Fund (Standard Class)(15)        0.25        %
Lincoln VIP Aggressive Profile Fund (Standard Class)(15)                   0.25
MFS (Reg. TM) VIT Utilities Series (Initial Class)(16)                     0.75
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(17)                0.83
Neuberger Berman AMT Partners Portfolio (I Class)(17)                      0.83
Putnam VT Health Sciences Fund (Class IB)                                  0.70



                                                                             12b-1 Fees                  Other Expenses
                                                                             (before any                   (before any
                                                                              waivers/                      waivers/
                                                                           reimbursements)      +        reimbursements)
Lincoln VIP Moderately Aggressive Profile Fund (Standard Class)(15)        0.00        %                 1.36        %
Lincoln VIP Aggressive Profile Fund (Standard Class)(15)                   0.00                          2.57
MFS (Reg. TM) VIT Utilities Series (Initial Class)(16)                     0.00                          0.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(17)                0.00                          0.10
Neuberger Berman AMT Partners Portfolio (I Class)(17)                      0.00                          0.07
Putnam VT Health Sciences Fund (Class IB)                                  0.25                          0.11



                                                                                                              Total
                                                                                    Total Expenses         Contractual
                                                                                      (before any            waivers/
                                                                                       waivers/           reimbursements
                                                                           =        reimbursements)          (if any)
Lincoln VIP Moderately Aggressive Profile Fund (Standard Class)(15)                 1.61        %        -0.49        %
Lincoln VIP Aggressive Profile Fund (Standard Class)(15)                            2.82                 -1.61
MFS (Reg. TM) VIT Utilities Series (Initial Class)(16)                              0.90
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(17)                         0.93
Neuberger Berman AMT Partners Portfolio (I Class)(17)                               0.90
Putnam VT Health Sciences Fund (Class IB)                                           1.06



                                                                           Total Expenses
                                                                               (after
                                                                            Contractual
                                                                              waivers/
                                                                           reimbursements
                                                                                 s)
Lincoln VIP Moderately Aggressive Profile Fund (Standard Class)(15)        1.12        %
Lincoln VIP Aggressive Profile Fund (Standard Class)(15)                   1.21
MFS (Reg. TM) VIT Utilities Series (Initial Class)(16)
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(17)
Neuberger Berman AMT Partners Portfolio (I Class)(17)
Putnam VT Health Sciences Fund (Class IB)



(1) The investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' prospectus and in the audited financial statements in the Series' annual report.

(2) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company ("DMC"). Since inception through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.81%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year.

(3) The investment advisor for the Delaware VIP Global Bond Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 1.00%. Without such an arrangement, the total operating expense for the Series could have been 1.09% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year.

(4) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually agreed to waive its management fee and/
   or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.78%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year.

(5) The investment advisor for the Delaware VIP Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. In addition, for the period May 1, 2002 through April 30, 2006, DMC voluntarily elected to waive its management fee for this Series to 0.60%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.86%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year.

(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(7) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or



                                                                               7


   reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.92%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year.

(9) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A and 0.53% for Class B shares until April 30, 2009.

(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for initial class; 0.73% for service class; and 0.88% for service class 2. These offsets may be discontinued at any time..

(12) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Fund.

(13) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(14) Effective May 1, 2005 the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% of the excess over $750,000,000 of average daily net assets of the Fund. The waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(15) The "Other Expenses" column reflects the expenses of the particular Lincoln Profile Fund (Conservative 1.28%; Moderate 0.35%; Moderately Aggressive 0.54%; Aggressive 1.66%) and the estimated fees and expenses of the underlying funds invested in by the Profile Funds (Conservative 0.73%; Moderate 0.82%; Moderately Aggressive 0.82%; Aggressive 0.91%). The estimated underlying fund fees and expenses are based on the 2005 fees and expenses of the underlying funds that were owned by each Profile Fund on December 31, 2005. Each Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred throughout the year. In addition, Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.30%. This Agreement will continue at least through April 30, 2007 and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Funds.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower. MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(17) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Net expenses for the Socially Responsive Portfolio were subject to a contractual expense limitation of 1.50% for the year ended December 31, 2005.

EXAMPLES


This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln SmartSecuritySM Advantage are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


8

1) If you surrender your contract at the end of the applicable period:




                   Periodic        Single          MF2          MF3 & MF4
                  ----------      --------      ---------      ----------
    1 year          $1,198         $1,097        $1,269          $1,269
   3 years           2,009          1,698         2,221           2,221
   5 years           2,837          2,309         3,192           3,192
  10 years           4,545          4,098         5,906           5,906


2) If you do not surrender your contract at the end of the applicable time period:




                   Periodic        Single          MF2         MF3 & MF4
                  ----------      --------      --------      ----------
    1 year          $  389         $  389        $  569         $  569
   3 years           1,181          1,181         1,721          1,721
   5 years           1,991          1,991         2,892          2,892
  10 years           4,098          4,098         5,906          5,906


The Expense Tables reflect expenses of the VAA as well as the maximum expense of any of the underlying funds. For the single premium deferred contract and the flexible premium (Multi-Fund (Reg. TM) 2,3,4) deferred contracts, the examples assume that an enhanced death benefit and the Lincoln SmartSecuritySM Advantage are in effect. Without this benefit, expenses would be lower.


For more information, See - Charges and Other Deductions in this Prospectus, and the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account. Currently, there is no charge. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See - The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider and 4LATERSM Advantage. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This prospectus describes the variable side of the contract. See -
The Contracts. This prospectus provides a general description of the contract. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Investment Requirements? If you elect 4LATERSM Advantage after April 10, 2006 or the Lincoln SmartSecuritySM Advantage or i4LIFE (Reg. TM) Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. We do not plan to enforce these Investment Requirements at this time. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw account value, you pay a surrender charge from 0% to 8.0%, depending upon how many contract years have elapsed (single premium and periodic premium), or how many contract years the purchase payment has been in the contract (flexible premium), and which type of contract you choose. We may reduce or waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charges.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


                                                                               9

We charge an annual account charge of $25 under the Multi-Fund (Reg. TM) 1 periodic and Multi-Fund (Reg. TM) 2 flexible premium contracts. We apply an annual charge to the daily net asset value of the VAA and those charges are:


Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                                  With Enhanced Guaranteed        Without Enhanced Guaranteed
                                                  Minimum death                   Minimum death
                                                  benefit (EGMDB)                 benefit (EGMDB)
                                                  --------------------------      ----------------------------
o        Mortality and expense risk charge                 1.002%                            1.002%
o        Enhanced Death Benefit charge                     0.300%                            0.000%
                                                            -----                            -----
o        Total annual charge for each
         subaccount                                        1.302%                            1.002%



Available Optional Rider:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage charge for the 4LATERSM Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATERSM charge is deducted from the subaccounts on a quarterly basis.


Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE (Reg. TM) Advantage. See - The Contracts and Annuity Payouts.

Each fund pays a management fee based on its average daily net asset value. See
- Investments of the Variable Annuity Account-Investment Adviser. Each fund also has additional operating expenses. These are described in the Prospectuses for the fund.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See - The Contracts-Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose.


What happens if the annuitant dies before I annuitize? The death benefit provision applicable under your contract depends on whether your contract is a single premium deferred, flexible premium deferred or periodic premium deferred contract. See - The Contracts-Death Benefit.

May I transfer contract value between variable options and between the variable and fixed side of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See - The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The Contracts - Lincoln SmartSecuritySM Advantage.



10


What is 4LATERSM Advantage? 4LATERSM Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. See The Contracts - 4LATERSM Advantage.

What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATERSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATERSM Advantage Guaranteed Income Benefit.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.


Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.



Investment Results


The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and non-standardized basis.
The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative. The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Financial Statements


The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-454-6265.



The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

On April 3, 2006, Jefferson-Pilot Corporation ("Jefferson-Pilot"), a North Carolina corporation, merged with and into Lincoln JP Holdings, L.P., a wholly owned subsidiary of LNC, the parent company of Lincoln Life, pursuant to a merger agreement among LNC, Jefferson-Pilot, Quartz Corporation, and Lincoln JP Holdings, L.P., dated October 9, 2005, as amended. Lincoln JP Holdings, L.P. is the surviving entity. More information about the merger as well as a copy of the merger agreement can be found in Amendment No. 1 to the Form S-4 (Reg. No. 333-130226) filed by LNC with the SEC. Lincoln Life's obligations as set forth in your variable annuity contract, prospectus and Statement of Additional Information have not changed as a result of this merger.



                                                                              11


Fixed Side of the Contract

The portion of the contract value allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

The portion of the contract value allocated to the fixed side of the contract is guaranteed to be credited with a minimum interest rate, specified in the contract. For flexible premium Multi- Fund (Reg. TM) 4 contracts, the minimum credited interest rate will be 3% in all years. For all other Multi-Fund (Reg.
TM) contracts, the minimum credited interest rate will be 4.5% in the first five contract years, 4.0% in contract years six through ten, and 3.5% in all contract years after ten. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED.




Variable Annuity Account (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA. The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.



Investments of the VAA
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.33%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray


12


the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.


The AllianceBernstein, American Funds, Baron, Delaware, Fidelity and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


We currently anticipate closing and replacing the following funds during the second quarter of 2006:

AllianceBerstein VP Growth Portfolio (Class B) with AllianceBernstein VP Growth and Income Portfolio (Class B); Delaware VIP Global Bond Series (Standard Class) with Delaware VIP Diversified Income Series (Standard Class); Janus Aspen Worldwide Growth Portfolio (Institutional Class) with Scudder VIT Equity 500 Index Fund (Class A); Neuberger Berman AMT Partners Portfolio with AllianceBernstein VP Growth and Income Portfolio (Class B); Putnam VIT Health Sciences Fund (Class IB) with American Funds Growth Fund (Class 2).

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectuses for the funds, which are distributed with this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.




 FUND NAME                                            FUND DESCRIPTION
AllianceBernstein Global Technology Portfolio        Maximum capital appreciation
 AllianceBernstein Growth Portfolio                   Capital appreciation
AllianceBernstein Growth and Income Portfolio        Growth and income
 American Funds Global Growth Fund                    Long-term growth
American Funds Growth Fund                           Long-term growth
 American Funds Growth-Income Fund                    Growth and income
American Funds International Fund                    Long-term growth
 Baron Capital Asset Fund                             Maximum capital appreciation



 FUND NAME                                            MANAGER
AllianceBernstein Global Technology Portfolio        Alliance Capital Management, L.P.
 AllianceBernstein Growth Portfolio                   Alliance Capital Management, L.P.
AllianceBernstein Growth and Income Portfolio        Alliance Capital Management, L.P.
 American Funds Global Growth Fund                    Capital Research and Management Company
American Funds Growth Fund                           Capital Research and Management Company
 American Funds Growth-Income Fund                    Capital Research and Management Company
American Funds International Fund                    Capital Research and Management Company
 Baron Capital Asset Fund                             BAMCO, Inc.


                                                                              13



 FUND NAME                                                     FUND DESCRIPTION
Delaware VIP Global Bond Series                               Current income
 Delaware VIP High Yield Series                                Capital appreciation
Delaware VIP Diversified Income Series                        Total return
 Delaware VIP Value Series                                     Long-term capital appreciation
Delaware VIP REIT Series                                      Total return
 Delaware VIP Small Cap Value Series                           Capital appreciation
Delaware VIP Trend Series                                     Capital appreciation
 DWS Equity 500 Index VIP Fund                                 Capital appreciation
DWS Small Cap Index VIP Fund                                  Capital appreciation
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Long-term capital appreciation
Fidelity (Reg. TM) VIP Growth Portfolio                       Capital appreciation
 Janus Aspen Worldwide Growth Portfolio                        Long-term growth
Lincoln VIP Aggressive Growth Fund                            Maximum capital appreciation
 Lincoln VIP Bond Fund                                         Current income
Lincoln VIP Capital Appreciation Fund                         Long-term growth
 Lincoln VIP Equity-Income Fund                                Income
Lincoln VIP Global Asset Allocation Fund                      Total return
 Lincoln VIP Growth & Income Fund                              Capital appreciation
Lincoln VIP International Fund                                Capital appreciation



 FUND NAME                                                     MANAGER
Delaware VIP Global Bond Series                               Delaware International Advisers Ltd.
 Delaware VIP High Yield Series                                Delaware Management Company
Delaware VIP Diversified Income Series                        Delaware Management Company
 Delaware VIP Value Series                                     Delaware Management Company
Delaware VIP REIT Series                                      Delaware Management Company
 Delaware VIP Small Cap Value Series                           Delaware Management Company.
Delaware VIP Trend Series                                     Delaware Management Company
 DWS Equity 500 Index VIP Fund                                 Deutsche Asset Management, Inc.,sub-
                                                              advised by Northern Trust Investments, Inc.
DWS Small Cap Index VIP Fund                                  Deutsche Asset Management, Inc.,
                                                              sub-advised by Northern Trust Investments,
                                                              Inc.
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Fidelity Management and Research
                                                              Company, assist with foreign investments:
                                                              FMR U.K.; FMR Far East
Fidelity (Reg. TM) VIP Growth Portfolio                       Fidelity Management and Research
                                                              Company, assist with foreign investments:
                                                              FMR U.K.; FMR Far East
 Janus Aspen Worldwide Growth Portfolio                        Janus Capital Management LLC
Lincoln VIP Aggressive Growth Fund                            Delaware Management Company
                                                              Sub-advised by T. Rowe Price Associates,
                                                              Inc.
 Lincoln VIP Bond Fund                                         Delaware Management Company
Lincoln VIP Capital Appreciation Fund                         Delaware Management Company
                                                              Sub-advised by Janus Capital Management
                                                              LLC
 Lincoln VIP Equity-Income Fund                                Delaware Management Company
                                                              Sub-advised by Fidelity Management &
                                                              Research Company (FMR)
Lincoln VIP Global Asset Allocation Fund                      Delaware Management Company
                                                              Sub-advised by UBS Global Asset
                                                              Management (Americas) Inc. (UBS Global
                                                              AM)
 Lincoln VIP Growth & Income Fund                              Delaware Management Company
Lincoln VIP International Fund                                Delaware Management Company
                                                              Sub-advised by Mondrian Investment
                                                              Partners Limited


14



 FUND NAME                                             FUND DESCRIPTION
Lincoln VIP Managed Fund                              Total return
 Lincoln VIP Money Market Fund                         Preservation of capital
Lincoln VIP Social Awareness Fund                     Capital appreciation
 Lincoln VIP Special Opportunities Fund                Capital appreciation
Lincoln VIP Conservative Profile Fund                 Current income
 Lincoln VIP Moderate Profile Fund                     Total return
Lincoln VIP Moderately Aggressive Profile Fund        Growth and income
 Lincoln VIP Aggressive Profile Fund                   Capital appreciation
MFS (Reg. TM) VIT Utilities Series                    Growth and income
 Neuberger Berman AMT Mid-Cap Growth Portfolio         Capital appreciation
Neuberger Berman AMT Partners Portfolio               Capital appreciation
 Putnam VT Health Sciences Fund                        Capital appreciation



 FUND NAME                                             MANAGER
Lincoln VIP Managed Fund                              Delaware Management Company
 Lincoln VIP Money Market Fund                         Delaware Management Company
Lincoln VIP Social Awareness Fund                     Delaware Management Company
 Lincoln VIP Special Opportunities Fund                Delaware Management Company
Lincoln VIP Conservative Profile Fund                 Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Moderate Profile Fund                     Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
Lincoln VIP Moderately Aggressive Profile Fund        Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Aggressive Profile Fund                   Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
MFS (Reg. TM) VIT Utilities Series                    Massachusetts Financial Service Company
 Neuberger Berman AMT Mid-Cap Growth Portfolio         Neuberger Berman Management, Inc.
Neuberger Berman AMT Partners Portfolio               Neuberger Berman Management, Inc.
 Putnam VT Health Sciences Fund                        Putnam Investment Management, LLC



Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected as changes in unit values.


                                                                              15


Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds only for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if an investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We may also:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without the necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions

Account Charge

There is no account charge for flexible premium Multi-Fund (Reg. TM) 3 and 4. Periodic premium Multi-Fund (Reg. TM) 1 contracts and flexible premium Multi-Fund (Reg. TM) 2 contracts will deduct $25 from the contract value on the last valuation date of each contract year; this $25 account charge will also be deducted from the contract value upon surrender.



Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows.

A. Periodic premium deferred contract

There will be a surrender charge for the first withdrawal each contract year in excess of 15% of contract value. Any subsequent withdrawals in the same contract year or upon surrender of contract will also incur a surrender charge.



                                                 Contract year in which surrender/withdrawal
                                                                    occurs
                                                 --------------------------------------------
                                                  0         1         2         3         4
      Surrender charge as a percentage of the    8%        8%        8%        8%        8%
      proceeds withdrawn



                                                         Contract year in which surrender/withdrawal occurs
                                                 ------------------------------------------------------------------
                                                  5         6         7         8         9         10         11+
      Surrender charge as a percentage of the    8%        4%        4%        4%        4%        4%         0%
      proceeds withdrawn

A surrender charges does not apply to:
 o A surrender or withdrawal of contract value after ten full contract years.
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the contract value.
 o A surrender of the contract as a result of the death of the annuitant
 o A surrender or withdrawal as a result of the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner.
 o Contract value used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us.

 o Regular income payment made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER or i4LIFE Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us.



16

In addition, for 403(b) and 457 contracts, if the participant:

1) has terminated employment with the employer that sponsored the contract; and

2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and

3) is at least age 55.

B. Single premium deferred contract or nonrecurring lump sum payment to periodic premium deferred contract

For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described below) will be:



                                                       Contract year in which
                                                    surrender/withdrawal occurs
                                                 ----------------------------------
                                                  0         1         2         3
      Surrender charge as a percentage of the    7%        7%        6%        5%
      proceeds withdrawn



                                                 Contract year in which surrender/withdrawal
                                                                    occurs
                                                 -------------------------------------------
                                                  4         5         6         7         8
      Surrender charge as a percentage of the    4%        3%        2%        1%        0%
      proceeds withdrawn

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years. For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone. A surrender charge does not apply to:

 o A surrender or withdrawal of a purchase payment after 7 full contract years.

 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the contract value.
 o A surrender of the contract as a result of the death of the annuitant
 o A surrender or withdrawal as a result of the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner.
 o Contract value used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us.

 o Regular income payment made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER or i4LIFE Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us.


C. Flexible premium deferred contract


For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:



                                                                   Number of contract
                                                                  anniversaries since
                                                                  purchase payment was
                                                                        invested
                                                                ------------------------
                                                                 0         1         2
      Surrender charge as a percentage of total purchase        7%        6%        5%
      payments surrendered/withdrawn in a contract year



                                                                   Number of contract anniversaries since
                                                                       purchase payment was invested
                                                                --------------------------------------------
                                                                 3         4         5         6         7+
      Surrender charge as a percentage of total purchase        4%        3%        2%        1%        0%
      payments surrendered/withdrawn in a contract year

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the 7th anniversary since the purchase payment was invested.
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the purchase payments.
 o A surrender of the contract as a result of the death of the annuitant.
 o A surrender or withdrawal as a result of the onset of a permanent and total disability of the annuitant as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner.
 o Contract value used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the contract value applied to calculate the benefit amount under any annuity payout option made available by us.

 o Regular income payment made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER or i4LIFE Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us.


We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.


                                                                              17

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. (For purposes of calculating this charge, we assume that purchase payments are withdrawn on a first in-first out basis, and that all purchase payments are withdrawn before any earnings are withdrawn.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when contractowners surrender or withdraw before distribution costs have been recovered.



Additional Information

Participants in the Texas Optional Retirement Program should refer to Restrictions Under the Texas Optional Retirement Program, later in this prospectus booklet.


The charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

In certain circumstances a holder of an annuity contract issued by Lincoln Life may decide to surrender such a contract and purchase another (second) annuity contract issued by Lincoln Life. In that instance, the surrender charges (if any) applicable to the first annuity contract may be waived (depending on the type of second contract purchased) and the funds held in the first annuity contract will be transferred to the second annuity contract.


Deductions from the VAA


We apply to the average daily net asset value of the subaccounts, a charge which is equal to an annual rate of:


                                                  With Enhanced Guaranteed        Without Enhanced Guaranteed
                                                  Minimum death                   Minimum death
                                                  benefit (EGMDB)                 benefit (EGMDB)
                                                  --------------------------      ----------------------------
o        Mortality and expense risk charge                 1.002%                            1.002%
o        Enhanced Death Benefit charge                     0.300%                            0.000%
                                                            -----                            -----
o        Total annual charge for each
         subaccount                                        1.302%                            1.002%


This charge is made up of two parts:

1. our assumption of mortality risks (0.900%) and

2. our assumption of expense risks (0.102%).

The level of this charge is guaranteed not to change.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, automatic withdrawal, and cross-reinvestment/earnings sweep services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services and
 o furnishing telephone and electronic fund transfer services.

18

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

 o the risk that, if the Guaranteed Income Benefit or 4LATER Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deduction for the Enhanced Guaranteed Minimum Death Benefit (EGMDB)


When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next valuation period. This charge will continue for all future contract years unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the valuation period when the EGMDB is terminated. See - The Contracts-Death Benefit Before the Annuity Commencement Date.


Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


                                                                              19


4LATERSM Advantage Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate.


4LATERSM Advantage charge:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.



Other Charges and Deductions


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


20


The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you have authorized us to keep it until the application is complete). Subject to regulatory approvals, we may in the future take up to 35 days to complete an application before returning an initial purchase payment. Current applicants will be notified if we implement this procedure. Once the application is complete, we will allocate your initial purchase payment must be priced within two business days.



Who Can Invest


To apply for a contract, you must be of legal age in a state where the contract may be lawfully sold and also be eligible to participate in the type of contract for which you're applying. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

For a periodic premium deferred contract (MF 1), the annuitant must be under age 75. For a non-recurring lump sum payment to a periodic premium deferred contract, the annuitant must be under age 85.

For a flexible premium (MF 2, 3, 4) deferred contract or a single premium deferred contract, the annuitant must be under age 85.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should carefully consider the cost and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus.

Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments


This prospectus offers three types of contracts. They are single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.

The minimum purchase payment requirement for each contract will not exceed:

1. Single premium deferred contract: $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others.

2. Flexible premium deferred contract (Multi-Fund (Reg. TM) 2,3,4): $1,000 for Roth IRAs, Traditional IRAs and SEPs; $3,000 for all others (minimum $100 subsequent purchase payment); and

3. Periodic premium deferred contract (Multi-Fund (Reg. TM) 1): $600 per contract year (minimum $25 per purchase payment).

Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $600. Payments may be resumed at any time if your plan permits until the annuity commencement date, the maturity date, the surrender of the contract, or payment of any death benefit, whichever comes first.


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You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract. See - Fixed Side of the Contract.


Valuation Date


Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.



Allocation of Purchase Payments


Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under MF1 periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received by us if received before the end of the valuation date (normally, 4:00 p.m., New York time). If the contribution is placed at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payments to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Loans

If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your contract value.

If you desire to apply for a loan, contact us for information on your plan's loan provisions and we will provide you with a loan brochure and the required Contract Loan Request form. A loan set-up fee will be charged where allowed by law. The loan brochure will disclose the amount of the loan set-up fee.



Transfers On or Before the Annuity Commencement Date


You may transfer all or a portion of your investment from one subaccount to another.

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A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

For single premium deferred contracts, periodic premium Multi-Fund (Reg. TM) 1 contracts and flexible premium Multi-Fund (Reg. TM) 2 and 3 contracts, transfers within the VAA and between the variable and fixed account are restricted to once every 30 days. Transfers cannot be made during the first 30 days after the contract date for flexible premium Multi-Fund (Reg. TM) 4 and no more than six transfers will be allowed in any Contract Year. We reserve the right to waive any of these restrictions. The minimum amount which may be transferred between subaccounts is $500 or the entire amount in the subaccount, if less than $500. If the transfer from a subaccount would leave you with less than $100 for periodic premium Multi-Fund (Reg. TM) 1, flexible premium Multi-Fund (Reg. TM) 2 and 3 contracts for $500 for flexible premium Multi-Fund (Reg. TM) 4 contracts, we may transfer the total balance of the subaccount. We have the right to reduce these minimum amounts.

A transfer request may be made to us using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. If you determine that a transfer was made in error, you must notify us within 30 days of the confirmation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are placed in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request placed at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

For transfers from the Fixed Account of the Contract to the Variable Account, the sum of the percentages of fixed value transferred will be limited to 25% in any 12 month period. We reserve the right to waive any of these restrictions.

There is no charge to you for a transfer. However, we reserve the right to impose a charge of $10 per transfer in the future for any transfers above the maximum transfers allowed in a contract year.


Transfers may be delayed as permitted by the 1940 Act. See - Delay of Payments.


Market Timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


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Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the calendar year (or contract year if the contract is an individual contract that was not sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers After the Annuity Commencement Date


If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.



Additional Services

There are three additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment/earnings sweep. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis. Currently, there is no charge for this service. However, we reserve the right to impose one. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment/earnings sweep service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Only one of the two additional services (DCA and cross reinvestment) may be used at one time. In other words, you cannot have DCA and cross reinvestment running simultaneously.


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Death Benefit Before the Annuity Commencement Date


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during the life of the annuitant and change the benficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

The contract value available upon death is the value of the contract at the end of the valuation period during which the death claim is approved by payment by Lincoln Life. The approval of the death claim payment will occur after receipt of all of the following:
 o proof, satisfactory to us, of the death of the annuitant;
 o written authorization for payment; and our receipt of all required claim forms fully completed.

Flexible premium deferred contracts (Multi-Fund (Reg. TM) 2,3,4) and Single premium deferred contracts

If the annuitant dies before the annuity commencement date and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a death benefit equal to the contract value will be paid to your designated beneficiary.

Prior to the annuity commencement date, an optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for annuitants up to age 75. Please check with your representative for availability to current contractowners.

If the annuitant dies before the annuity commencement date and the EGMDB is in effect, the death benefit paid to your designated beneficiary will be the greater of:

1. The contract value at the end of the valuation period when the death claim is approved for payment by Lincoln Life, or

2. The highest of:

     a. the contract value at the end of the valuation period when the EGMDB becomes effective and;

     b. the sum of all purchase payments less the sum of all withdrawals, partial annuitization and premium taxes incurred, if any; and


 c. the highest contract value, at the end of the valuation period, on any contract anniversary date up to and including age 75 following election of the EGMDB; increased by purchase payments and decreased by any withdrawals, annuitizations and premium taxes incurred after the EGMDB effective date or the contract anniversary on which the highest contract value occurred.


The EGMDB is not available under contracts issued to a contractowner, joint owner or annuitant who is age 75 or older at the time of issuance.

If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.


The EGMDB will take effect on the valuation date when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next valuation date. The owner may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will stop. See - Charges and Other Deductions-Deduction for the EGMDB.


Periodic premium deferred contracts (Multi-Fund (Reg. TM) 1)

If the annuitant dies before the annuity commencement date, Lincoln Life will pay the beneficiary a death benefit equal to the greater of the following amounts:

1. The net purchase payments, or

2. The value of the contract less any outstanding loan balance.

Net purchase payments will mean the sum of all purchase payments credited to the contract less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

If your state has not approved this death benefit provision, the applicable death benefit will be equal to the contract value.

Upon the death of the annuitant Federal Tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.


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If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the 1940 Act.


Annuity payouts will be made in accordance with applicable laws and regulations governing payment of death benefits. Notwithstanding any provision to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits are taxable. See - Federal Tax Matters - Taxation of Death Benefits.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place upon the death of a beneficiary:

1. If any beneficiary dies before the annuitant, the contractowner may elect a new beneficiary. If no new beneficiary election is made, that beneficiary's interest will go to any other beneficiaries named, according to their respective interest. There are no restrictions on the beneficiary's use of the proceeds; and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.



Death of Contractowner


If the contractowner of a nonqualified contract dies before the annuity commencement date, then, in compliance with the tax code, the cash surrender value (contract value less any applicable charges, fees, and taxes) of the contract will be paid as follows:

1. Upon the death of a non-annuitant contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also annuitant, the death will be treated as death of the annuitant and the provisions of this contract regarding death of annuitant will control. If the recipient of the proceeds is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner or as a contract for the benefit of the surviving spouse.

If you are a non-spouse beneficiary, the tax code requires that any distribution to be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.


In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


Investment Requirements

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract.

These Investment Requirements will be included in contracts issued after April 10, 2006 if 4LATERSM, the Lincoln SmartSecuritySM Advantage, or i4LIFE (Reg.
TM) Guaranteed Income Benefit (if this language has been approved by your state) is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):
o AllianceBernstein Global Technology Portfolio
o American Funds Global Growth Fund
o American Funds International Fund
o Baron Capital Asset



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o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Lincoln SmartSecuritySM Advantage


The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up


when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All contractowners and the annuitant of the contracts with the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. You may be limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).


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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.


Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).


Additional purchase payments automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and Other Deductions. Purchase payments or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the


28


withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.


The tax consequences of withdrawals and annuity payouts are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.


Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required


                                                                              29

installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The availability of this Rider will depend upon your state's approval of this Rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers. Check with your investment representative regarding availability.



Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), subject to the rules below. A surrender/withdrawal after the annuity commencement date depends upon the annuity option selected. See Annuity Payouts - Annuity Options.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request placed at or after 4:00 p.m. New York time, we will process the request using the accumulation unit value computed on the next valuation date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $100. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.


If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and Other Deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters.


Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the:


30

a. annuitant attains age 59 1/2
b. separates from service
c. dies
d. becomes totally and permanently disabled and/or
e. experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).


Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions Under the Texas Optional Retirement Program, later in this prospectus.


Small Contract Surrenders


We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender or other charge.


i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is an optional annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE is different from other annuity payout options provided by Lincoln because with i4LIFE, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See i4LIFE (Reg. TM) Advantage charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATERSM Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. A joint payout with a secondary life is not currently available with IRAs if either the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.

When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners who elect i4LIFE (Reg. TM) Advantage must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE (Reg. TM) Advantage. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See i4LIFE (Reg. TM) Advantage death benefits.



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i4LIFE (Reg. TM) Advantage Charges. i4LIFE (Reg. TM) Advantage, when available in your state, is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is:
1.302% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 1.652% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.102% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg.
TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5% or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account



32


Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. You regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the



                                                                              33


    deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


General i4LIFE Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:





         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal        $  1,200
         o Guaranteed Income Benefit before Withdrawal                      $    750
         o Account Value at time of Additional Withdrawal                   $150,000
         o Additional Withdrawal                                            $15,000 (a 10% withdrawal)



Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X
 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080


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Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75
     Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will have the Account Value death benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATERSM Advantage

4LATERSM Advantage provides protection against market loss for your i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments. The minimum payout floor called the 4LATERSM Advantage Guaranteed Income Benefit ensures that once you elect i4LIFE (Reg.
TM) Advantage, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


4LATERSM Advantage Prior to i4LIFE (Reg. TM) Advantage

The following discussion covers the operation of 4LATERSM Advantage during the accumulation phase of your annuity. This is prior to the time i4LIFE (Reg. TM) Advantage regular income payments begin.

Income Base. The Income Base is a value established when you purchase 4LATERSM Advantage and will only be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATERSM Advantage at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATERSM Advantage after we issue the contract, the Income Base will initially equal the contract value on the 4LATERSM Advantage Rider effective date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have us automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATERSM Advantage Guaranteed Income Benefit, the Income Base is used in the 4LATERSM Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATERSM Advantage Rider effective date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATERSM Advantage provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATERSM Advantage or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATERSM Advantage charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATERSM Advantage Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment.



                                                                              35


Example:




         Initial Purchase Payment                                   $100,000
         Purchase Payment 60 days later                             $ 10,000
                                                                    --------
         Income Base                                                $110,000
         Future Income Base (during the 1st Waiting Period)         $126,500        ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                     $126,500
         New Future Income Base (during 2nd Waiting Period)         $145,475        ($126,500 x 115%)



Any purchase payments made after the 4LATERSM Advantage Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:




         Income Base                                                   $100,000
         Purchase Payment in Year 2                                    $ 10,000
         New Income Base                                               $110,000
                                                                       --------
         Future Income Base (during 1st Waiting Period-Year 2)         $125,500
         Income Base (after 1st Waiting Period)                        $125,500
         New Future Income Base (during 2nd Waiting Period)            $144,325


         Income Base
         Purchase Payment in Year 2
         New Income Base
         Future Income Base (during 1st Waiting Period-Year 2)        ($100,000 x 115%) + ($10,000 x 100%) +
                                                                      (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)
         New Future Income Base (during 2nd Waiting Period)           (125,500 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATERSM Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATERSM Advantage Rider effective date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:




      Income Base                               $100,000        Maximum Income Base                     $200,000
      Purchase Payment in Year 2                $ 10,000        Increase to Maximum Income Base         $ 20,000
      New Income Base                           $110,000        New Maximum Income Base                 $220,000
      Future Income Base after Purchase         $125,500        Maximum Income Base                     $220,000
       Payment
      Income Base (after 1st Waiting            $125,500
       Period)
      Future Income Base (during 2nd            $144,325        Maximum Income Base                     $220,000
       Waiting Period)
      Contract Value in Year 4                  $112,000
      Withdrawal of 10%                         $ 11,200
      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                            $100,800
      Income Base                               $112,950
      Future Income Base                        $129,892        Maximum Income Base                     $198,000



Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATERSM Advantage Rider effective date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider



36


resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATERSM Advantage Rider effective date and starting with each anniversary of the 4LATERSM Advantage Rider effective date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


4LATERSM Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under the 4LATERSM Advantage or the contract value will be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit. The 4LATERSM Advantage Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATERSM Advantage Rider. If the contract value is used to establish the 4LATERSM Advantage Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATERSM Advantage Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATERSM Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATERSM Advantage Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg. TM) Advantage regular income payment. If your regular income payment is less than the 4LATERSM Advantage Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATERSM Advantage Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




      4LATER Guaranteed Income Benefit          $ 5,692         i4LIFE (Reg. TM) regular income payment          $ 5,280







         i4LIFE (Reg. TM) Account Value before payment                  $80,000
         Regular Income Payment                                         -                $5,280
         Additional payment for 4LATER Guaranteed Income Benefit        -                $  412
------------------------------------------------------------------                       ------
         i4LIFE (Reg. TM) Account Value after payment                   $74,308



If your Account Value reaches zero as a result of withdrawals to provide the 4LATERSM Advantage Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATERSM Advantage Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATERSM Advantage Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage



                                                                              37


Death Benefits. After the Access Period ends, we will continue to pay the 4LATERSM Advantage Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATERSM Advantage Guaranteed Income Benefit, the 4LATERSM Advantage Guaranteed Income Benefit will never come into effect.

The 4LATERSM Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATERSM Advantage Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to us. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATERSM Advantage Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATERSM Advantage, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATERSM Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATERSM Advantage Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATERSM Advantage Guaranteed Income Benefit will also be recalculated and reduced. The 4LATERSM Advantage Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATERSM Advantage Rider will terminate.

When you make your 4LATERSM Advantage Guaranteed Income Benefit and i4LIFE (Reg. TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATERSM Advantage, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATERSM Advantage Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Reduction in i4LIFE (Reg. TM) Advantage regular income payment = $5355 \d
 $6375 = 84%
     Reduction in 4LATERSM Advantage Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATERSM Advantage

Eligibility. To purchase 4LATERSM Advantage, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATERSM Advantage, since i4LIFE (Reg. TM) Advantage must be elected by age 80. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATERSM Advantage, you will not receive the benefit of the Future Income Base.

4LATERSM Advantage Rider Effective Date. If 4LATERSM Advantage is elected at contract issue, then it will be effective on the contract's effective date. If 4LATERSM Advantage is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.

Termination. After the later of the third anniversary of the 4LATERSM Advantage Rider Effective Date or the most recent Reset, the 4LATERSM Advantage Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATERSM Advantage will automatically terminate upon any of the following events:
 o termination of the contract to which this 4LATERSM Advantage Rider is attached;


38


 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATERSM Advantage Rider will terminate due to any of the following events:
 o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or

 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATERSM Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATERSM Advantage prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATERSM Advantage or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATERSM Advantage Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATERSM Advantage will depend upon your state's approval of the 4LATERSM Advantage Rider. You cannot elect 4LATERSM Advantage after an annuity payout option has been elected, including i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATERSM Advantage will be available to current contractowners on or after June 7, 2006.


After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATERSM Advantage may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which rider is appropriate are: 1) whether you are interested in current income versus i4LIFE (Reg. TM) Advantage guaranteed regular income payments at a later date; 2) whether you are interested in the 15% automatic enhancement to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE (Reg. TM) Advantage; 4) if your current contract will be subject to Investment Requirements; or 5) the current charge under each rider. You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATERSM Advantage will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATERSM Advantage. The 4LATERSM Advantage Income Base will be established based on the contractowner's contract value on the effective date of 4LATERSM Advantage. After December 31, 2006, contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATERSM Advantage. See The Contracts - Lincoln SmartSecuritySM Advantage.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

For those who did not elect 4LATERSM Advantage, there is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. The current annual charge is 0.50% which is added to the i4LIFE (Reg. TM) Advantage charge for a total of 1.802% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified contracts, the annual charge is 2.152% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Guaranteed Income Benefit is different from the 4LATERSM Guaranteed Income Benefit previously discussed because if you elect 4LATERSM Advantage currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. In addition, the 4LATERSM Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE (Reg. TM) Guaranteed Income Benefit.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the



                                                                              39


time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state availability), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. After we administer this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.)

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

     o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATERSM Guaranteed Income Benefit section.

Contractowners who currently have the prior version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to certain investment requirements. See The Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage



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regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Delay of Payments


Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

We may defer payments from the fixed side of the contract for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment Privilege


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us and received in our office within 30 days of the date of the surrender/ withdrawal, and the repurchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of Contract


We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.


Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.

Compensation Paid to LFA. The maximum commission we pay to LFA for the Multi-Fund (Reg. TM) 1 periodic premium deferred annuity is 9.00%. The maximum commission we pay to LFA for the flexible premium deferred annuity Multi-Fund (Reg. TM) 2 is 5.85%, Multi-Fund (Reg. TM) 3 is 5.35%, Multi-Fund (Reg. TM) 4 is 4.60% plus .1256% of contract value paid quarterly. LFA may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA for the flexible premium deferred annuity Multi-Fund (Reg. TM) 2 is 5.85 %, Multi-Fund (Reg. TM) 3 is 5.35%, Multi-Fund (Reg. TM) 4 is 4.60% and Multi-Fund (Reg. TM) 1 periodic premium deferred annuity is 4.25% of purchase payments and ongoing annual compensation of up to 0.75% of purchase payments for Multi-Fund (Reg. TM) 1,2,3 and 4. We also pay for the operating and other expenses of LFA, including the following sales expenses: Sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


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Compensation Paid to Unaffiliated Selling Firms. We pay commission to all selling firms. The maximum commission we pay to Selling Firms, other than LFA for the Multi-Fund (Reg. TM) 1 periodic premium deferred annuity is 9.00%. The maximum commission we pay to Selling firms, other than LFA for the flexible premium deferred annuity Multi-Fund (Reg. TM) 2 is 5.85%, Multi-Fund (Reg. TM) 3 is 5.35%, Multi-Fund (Reg. TM) 4 is 4.60% plus .1256% of contract value paid quarterly. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with and quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms for the flexible premium deferred annuity Multi-Fund (Reg. TM) 2 is 4.25%, Multi-Fund (Reg. TM) 3 is 4.25%, Multi-Fund (Reg. TM) 4 is 4.00%, and Multi-Fund (Reg. TM) 1 periodic premium deferred annuity is 4.25% of purchase payments and ongoing annual compensation of up to 0.75% of purchase payments.


We may pay certain Selling Firms or their affiliates additional amounts for:
(1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2005 is contained in the Statement of Additional Information (SAI).

Depending on the particular selling arrangements, there may be others whom we compensate for the distribution activities. For example, we may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. One of the wholesalers is Lincoln Financial Distributors, Inc. ("LFD"), a registered broker-dealer, also an affiliate of Lincoln Life. We may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Ownership


Contractowners have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint/Contingent Ownership


Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only spouses may be a joint owner on Multi-Fund (Reg.
TM) 4, flexible premium deferred annuity contracts except where not permitted by law.

A contingent owner may exercise ownership rights in this contract only after the contractowner dies.



Annuity Payouts


When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides that all or part of the contract value may be used to purchase an annuity payout option. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both.


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You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if he or she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.


Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (See Variable Annuity Payouts) equal to the excess, if any, of:

 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. This option provides fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.002% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


General information

The annuity commencement date is usually on or before the annuitant's 85th birthday; however you may change the annuity commencement date, change the annuity option, or change the allocation of the allocations among the subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a


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joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due after we are in receipt of all of the following:
 o proof, satisfactory to us, of the death;
 o written authorization for payment;
 o all claim forms, fully completed.



Variable Annuity Payouts


Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.




Federal Tax Matters


Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified Annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


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Investments in the VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.




Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age At Which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.


Taxation Of Annuity Payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed in the same manner as a withdrawal during the deferral period.



Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

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 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).



Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.



Gifting A Contract

If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges For Additional Benefits


Your contract automatically includes a basic death benefit and may include Principal Security Benefit. Certain enhancements to the basic death benefit may be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal Security benefit charge, if any, as a contract withdrawal.



Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types Of Qualified Contracts And Terms Of Contracts


Qualified plans include:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)

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 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax Treatment Of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment Of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable On Distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers And Direct Rollovers


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As a result of the Economic Growth and Tax Relief Reconciliation Act of 2001, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit And IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes In The Law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccount which invests in these classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



48


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at P.O. Box 2340, Fort Wayne, IN 46801-2340. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any account charge and any premium taxes which had been deducted. No surrender charge will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, in the manner specified above, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.



State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.



Restrictions Under the Texas Optional Retirement Program


Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

3. Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

You have the option of receiving contract-related information (such as prospectuses, quarterly statements, semi-annual and annual reports) from Us electronically, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.



Other Information


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.



Legal Proceedings


Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.


                                                                              49


Contents of the Statement of Additional Information (SAI) for Lincoln National Variable Annuity Account C




Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                     Individual Variable Annuity Contracts
                  Lincoln National Variable Annuity Account C











Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity
                                   Account Account C.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to: The Lincoln Life National Insurance Co., P.O. Box 2340, Fort Wayne, IN 46801-2340

50


                      (This page intentionally left blank)

                                                                              51


                     (This page intentionally left blank)

52


Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relating to accumulation unit values and accumulation units for funds available on the periods ended December 31 comes from the VAA's financials. It should be read along with the VAA's financial statements and notes which are all included in the SAI.




                                       with EGMDB*
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                            accumulation units in thousands)
AllianceBernstein Growth and Income
2004.........          10.187             11.112                  9
2005.........          11.112             11.473                 12
-------------          ------             ------                 --
AllianceBernstein VP Growth Portfolio
2000.........           1.000              0.902                128
2001.........           0.902              0.680                 59
2002.........           0.680              0.481                219
2003.........           0.481              0.640                320
2004.........           0.640              0.723                287
2005.........           0.723              0.797                228
-------------          ------             ------                ---
AllianceBernstein VP Global Technology Portfolio
2000.........           1.000              0.768              1,390
2001.........           0.768              0.565              1,146
2002.........           0.565              0.324                812
2003.........           0.324              0.460              1,061
2004.........           0.460              0.478                611
2005.........           0.478              0.489                471
-------------          ------             ------              -----
American Funds Global Growth
2004.........          10.181             11.290                  6
2005.........          11.290             12.712                 12
-------------          ------             ------              -----
American Funds Growth Fund
2000.........           1.000              0.993              4,950
2001.........           0.993              0.803              8,301
2002.........           0.803              0.598              8,520
2003.........           0.598              0.808             10,194
2004.........           0.808              0.897             10,027
2005.........           0.897              1.029              7,982
-------------          ------             ------             ------
American Funds Growth-Income
2004.........          10.299             10.958                 86
2005.........          10.958             11.447                107
-------------          ------             ------             ------
American Funds International Fund
2000.........           1.000              0.860                751
2001.........           0.860              0.680                925
2002.........           0.680              0.571              1,351
2003.........           0.571              0.761              1,507
2004.........           0.761              0.896              1,775
2005.........           0.896              1.074              1,918
-------------          ------             ------             ------
Baron Capital Asset Fund
1999.........           1.000**            1.205**              659
2000.........           1.205              1.158              1,449
2001.........           1.158              1.284              1,338
2002.........           1.284              1.088              1,512
2003.........           1.088              1.396              1,009
2004.........           1.396              1.731              1,184
2005.........           1.731              1.766                869
-------------          ------             ------             ------
Delaware VIP Diversified Income
2004.........          10.171             10.915                 14
2005.........          10.915             10.726                 39
-------------          ------             ------             ------



                                      without EGMDB
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                                  accumulation units in
                                       thousands)
AllianceBernstein Growth and Income
2004.........          10.000             11.132                166
2005.........          11.132             11.528                468
-------------          ------             ------                ---
AllianceBernstein VP Growth Portfolio
2000.........           1.000**            0.903**            5,810
2001.........           0.903              0.683              9,651
2002.........           0.683              0.485             10,334
2003.........           0.485              0.647             20,244
2004.........           0.647              0.733             20,580
2005.........           0.733              0.811             15,962
-------------          ------             ------             ------
AllianceBernstein VP Global Technology Portfolio
2000.........           1.000**            0.769**           69,407
2001.........           0.769              0.568             81,914
2002.........           0.568              0.327             82,385
2003.........           0.327              0.466            137,178
2004.........           0.466              0.484             93,705
2005.........           0.484              0.497             72,128
-------------          ------             ------            -------
American Funds Global Growth
2004.........          10.000             11.310                794
2005.........          11.310             12.773              1,971
-------------          ------             ------            -------
American Funds Growth Fund
2000.........           1.000**            0.995**          184,154
2001.........           0.995              0.806            313,663
2002.........           0.806              0.603            396,391
2003.........           0.603              0.817            542,957
2004.........           0.817              0.910            633,669
2005.........           0.910              1.047            656,827
-------------          ------             ------            -------
American Funds Growth-Income
2004.........          10.000             10.978              3,330
2005.........          10.978             11.502              6,499
-------------          ------             ------            -------
American Funds International Fund
2000.........           1.000**            0.861**           23,268
2001.........           0.861              0.683             42,307
2002.........           0.683              0.576             62,404
2003.........           0.576              0.769             91,313
2004.........           0.769              0.908            139,867
2005.........           0.908              1.092            179,882
-------------          ------             ------            -------
Baron Capital Asset Fund
1999.........           1.000**            1.206**            7,229
2000.........           1.206              1.163             18,359
2001.........           1.163              1.293             50,999
2002.........           1.293              1.099             67,309
2003.........           1.099              1.414             70,234
2004.........           1.414              1.759            100,927
2005.........           1.759              1.800             94,277
-------------          ------             ------            -------
Delaware VIP Diversified Income
2004.........          10.000             10.935                708
2005.........          10.935             10.778              1,942
-------------          ------             ------            -------


                                      A-1



                                       with EGMDB*
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                            accumulation units in thousands)
Delaware VIP Global Bond Series
1996.........
1997.........
1998.........           1.107              1.179               373
1999.........           1.179              1.121               406
2000.........           1.121              1.116               271
2001.........           1.116              1.097               284
2002.........           1.097              1.354               750
2003.........           1.354              1.609               664
2004.........           1.609              1.794               458
2005.........           1.794              1.618               322
-------------           -----              -----               ---
Delaware VIP Value Series
1996.........
1997.........
1998.........           1.459              1.603             4,111
1999.........           1.603              1.535             3,351
2000.........           1.535              1.687             2,258
2001.........           1.687              1.601             2,611
2002.........           1.601              1.285             1,981
2003.........           1.285              1.627             1,705
2004.........           1.627              1.846             1,446
2005.........           1.846              1.932             1,255
-------------           -----              -----             -----
Delaware VIP High Yield Series
2005.........          10.231             10.256                 8
-------------          ------             ------             -----
Delaware VIP REIT Series
2000.........           1.000              1.169               267
2001.........           1.169              1.256               542
2002.........           1.256              1.295             1,369
2003.........           1.295              1.714             1,458
2004.........           1.714              2.222             1,415
2005.........           2.222              2.351             1,045
-------------          ------             ------             -----
Delaware Small Cap Value Series
2001.........           1.000              1.021             1,115
2002.........           1.021              0.950             2,038
2003.........           0.950              1.329             2,341
2004.........           1.329              1.589             2,051
2005.........           1.589              1.712             1,548
-------------          ------             ------             -----
Delaware VIP Trend Series
1996.........
1997.........
1998.........           1.189              1.362             1,522
1999.........           1.362              2.293             2,693
2000.........           2.293              2.107             5,357
2001.........           2.107              1.761             4,412
2002.........           1.761              1.391             3,493
2003.........           1.391              1.855             3,205
2004.........           1.855              2.062             2,665
2005.........           2.062              2.155             1,991
-------------          ------             ------             -----
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
1999.........           1.000**            1.144**           1,475
2000.........           1.144              1.053             2,642
2001.........           1.053              0.911             1,861
2002.........           0.911              0.815             2,110
2003.........           0.815              1.032             2,010
2004.........           1.032              1.175             2,258
2005.........           1.175              1.355             2,245
-------------          ------             ------             -----



                                      without EGMDB
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                                  accumulation units in
                                       thousands)
Delaware VIP Global Bond Series
1996.........           1.000**            0.991**           23,508
1997.........           0.991              1.109             11,177
1998.........           1.109              1.184             12,899
1999.........           1.184              1.130             12,255
2000.........           1.130              1.128              9,959
2001.........           1.128              1.112             10,392
2002.........           1.112              1.377             59,607
2003.........           1.377              1.641             56,242
2004.........           1.641              1.835             40,921
2005.........           1.835              1.660             31,485
-------------           -----              -----             ------
Delaware VIP Value Series
1996.........           1.000**            1.126**           12,220
1997.........           1.126              1.461             64,052
1998.........           1.461              1.611             90,935
1999.........           1.611              1.547             72,069
2000.........           1.547              1.705             50,852
2001.........           1.705              1.622             65,103
2002.........           1.622              1.306             65,576
2003.........           1.306              1.659             71,300
2004.........           1.659              1.888             72,666
2005.........           1.888              1.982             77,860
-------------           -----              -----             ------
Delaware VIP High Yield Series
2005.........          10.000             10.273                227
-------------          ------             ------             ------
Delaware VIP REIT Series
2000.........           1.000**            1.171**           25,199
2001.........           1.171              1.262             36,687
2002.........           1.262              1.306             81,593
2003.........           1.306              1.732             90,085
2004.........           1.732              2.253            114,093
2005.........           2.253              2.391             96,353
-------------          ------             ------            -------
Delaware Small Cap Value Series
2001.........           1.000**            1.023             35,508
2002.........           1.023              0.955             99,645
2003.........           0.955              1.339            129,759
2004.........           1.339              1.606            155,427
2005.........           1.606              1.736            160,146
-------------          ------             ------            -------
Delaware VIP Trend Series
1996.........           1.000**            1.111**            7,613
1997.........           1.111              1.191             46,558
1998.........           1.191              1.368             63,364
1999.........           1.368              2.310            138,130
2000.........           2.310              2.129            236,656
2001.........           2.129              1.784            214,133
2002.........           1.784              1.414            193,594
2003.........           1.414              1.892            190,440
2004.........           1.892              2.109            173,032
2005.........           2.109              2.210            143,466
-------------          ------             ------            -------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM)
Portfolio
1999.........           1.000**            1.145**           21,303
2000.........           1.145              1.058             60,708
2001.........           1.058              0.918             67,249
2002.........           0.918              0.823             79,402
2003.........           0.823              1.046             94,602
2004.........           1.046              1.194            111,623
2005.........           1.194              1.381            146,314
-------------          ------             ------            -------


                                      A-2



                                       with EGMDB*
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                            accumulation units in thousands)
Fidelity (Reg. TM) VIP Growth Portfolio
1999.........           1.000**            1.188**           1,636
2000.........           1.188              1.042             4,153
2001.........           1.042              0.847             3,348
2002.........           0.847              0.583             2,307
2003.........           0.583              0.764             2,143
2004.........           0.764              0.779             1,666
2005.........           0.779              0.813             1,276
-------------           -----              -----             -----
Janus Aspen Worldwide Growth Portfolio
1999.........           1.000**            1.434**           1,912
2000.........           1.434              1.194             6,257
2001.........           1.194              0.914             4,479
2002.........           0.914              0.672             3,506
2003.........           0.672              0.823             2,825
2004.........           0.823              0.851             2,061
2005.........           0.851              0.889             1,489
-------------           -----              -----             -----
Lincoln VIP Aggressive Growth Fund
1996.........
1997.........
1998.........           1.684              1.559             1,953
1999.........           1.559              2.193             1,658
2000.........           2.193              2.106             2,440
2001.........           2.106              1.387             1,978
2002.........           1.387              0.955             1,471
2003.........           0.955              1.250             1,226
2004.........           1.250              1.403             1,006
2005.........           1.403              1.521               769
-------------           -----              -----             -----
Lincoln VIP Aggressive Profile Fund
2005.........          10.249             10.920                 4
-------------          ------             ------             -----
Lincoln VIP Bond Fund
1996.........
1997.........
1998.........           4.625              5.002             1,160
1999.........           5.002              4.776             1,022
2000.........           4.776              5.227               866
2001.........           5.227              5.631             1,340
2002.........           5.631              6.123             1,454
2003.........           6.123              6.484               964
2004.........           6.484              6.740               760
2005.........           6.740              6.828               597
-------------          ------             ------             -----
Lincoln VIP Capital Appreciation Fund
1996.........
1997.........
1998.........           1.881              2.562             4,553
1999.........           2.562              3.678             8,525
2000.........           3.678              3.055             8,960
2001.........           3.055              2.235             7,044
2002.........           2.235              1.611             4,979
2003.........           1.611              2.107             4,192
2004.........           2.107              2.189             3,268
2005.........           2.189              2.252             2,410
-------------          ------             ------             -----
Lincoln VIP Conservative Profile Fund
2005.........           NA                 NA                  NA
-------------          ------             ------             -----



                                      without EGMDB
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                                  accumulation units in
                                       thousands)
Fidelity (Reg. TM) VIP Growth Portfolio
1999.........           1.000**            1.189**           44,656
2000.........           1.189              1.047            150,874
2001.........           1.047              0.852            147,022
2002.........           0.852              0.589            132,663
2003.........           0.589              0.774            131,258
2004.........           0.774              0.792            115,287
2005.........           0.792              0.828             93,377
-------------           -----              -----            -------
Janus Aspen Worldwide Growth Portfolio
1999.........           1.000**            1.444**           99,942
2000.........           1.436              1.199            349,677
2001.........           1.199              0.921            331,310
2002.........           0.921              0.679            288,544
2003.........           0.679              0.833            254,042
2004.........           0.833              0.865            190,747
2005.........           0.865              0.906            145,402
-------------           -----              -----            -------
Lincoln VIP Aggressive Growth Fund
1996.........           1.196              1.384            172,630
1997.........           1.384              1.687            199,221
1998.........           1.687              1.567            204,322
1999.........           1.567              2.209            175,375
2000.........           2.209              2.128            233,175
2001.........           2.128              1.406            208,342
2002.........           1.406              0.971            180,725
2003.........           0.971              1.275            174,149
2004.........           1.275              1.435            152,949
2005.........           1.435              1.560            133,528
-------------           -----              -----            -------
Lincoln VIP Aggressive Profile Fund
2005.........          10.000             10.939                343
-------------          ------             ------            -------
Lincoln VIP Bond Fund
1996.........           4.228              4.283             62,709
1997.........           4.283              4.632             60,078
1998.........           4.632              5.024             70,180
1999.........           5.024              4.812             61,154
2000.........           4.812              5.282             51,363
2001.........           5.282              5.708             68,995
2002.........           5.708              6.225             71,278
2003.........           6.225              6.612             61,410
2004.........           6.612              6.893             53,875
2005.........           6.893              7.005             50,814
-------------          ------             ------            -------
Lincoln VIP Capital Appreciation Fund
1996.........           1.294              1.520            174,073
1997.........           1.520              1.884            234,328
1998.........           1.884              2.574            284,822
1999.........           2.574              3.706            486,392
2000.........           3.706              3.087            510,683
2001.........           3.087              2.265            458,389
2002.........           2.265              1.638            380,626
2003.........           1.638              2.148            343,799
2004.........           2.148              2.239            272,616
2005.........           2.239              2.310            217,603
-------------          ------             ------            -------
Lincoln VIP Conservative Profile Fund
2005.........           9.994             10.304                171
-------------          ------             ------            -------


                                      A-3



                                    with EGMDB*                                         without EGMDB
                   ----------------------------------------------       ----------------------------------------------
                    Accumulation unit value                              Accumulation unit value
                   --------------------------         Number of         --------------------------         Number of
                    Beginning         End of         accumulation        Beginning         End of         accumulation
                    of period         period            units            of period         period            units
                   -----------       --------       -------------       -----------       --------       -------------
                           (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Equity Income Fund
1996.........                                                               1.391           1.663           275,632
1997.........                                                               1.663           2.150           371,051
1998.........          2.146           2.388            5,898               2.150           2.399           395,671
1999.........          2.388           2.505            5,812               2.399           2.524           371,757
2000.........          2.505           2.735            5,125               2.524           2.764           294,144
2001.........          2.735           2.502            5,213               2.764           2.536           293,857
2002.........          2.502           2.082            4,663               2.536           2.117           270,819
2003.........          2.082           2.720            4,411               2.117           2.774           272,157
2004.........          2.720           2.947            3,763               2.774           3.014           255,601
2005.........          2.947           3.040            2,816               3.014           3.119           226,731
-------------          -----           -----            -----               -----           -----           -------
Lincoln VIP Global Asset Allocation Fund
1996.........                                                               2.013           2.302           140,242
1997.........                                                               2.302           2.720           159,590
1998.........          2.716           3.042            1,888               2.720           3.056           155,191
1999.........          3.042           3.343            1,697               3.056           3.369           140,173
2000.........          3.343           3.121            1,388               3.369           3.154           118,278
2001.........          3.121           2.841            1,238               3.154           2.880           106,920
2002.........          2.841           2.468            1,036               2.880           2.509            91,800
2003.........          2.468           2.933              816               2.509           2.991            81,988
2004.........          2.933           3.287              630               2.991           3.362            73,041
2005.........          3.287           3.465              550               3.362           3.555            65,702
-------------          -----           -----            -----               -----           -----           -------
Lincoln VIP Growth and Income Fund
1996.........                                                               6.292           7.453           332,885
1997.........                                                               7.453           9.650           357,850
1998.........          9.635          11.444            2,252               9.650          11.497           353,739
1999.........         11.444          13.278            2,510              11.497          13.379           333,803
2000.........         13.278          11.844            2,236              13.379          11.970           284,457
2001.........         11.844          10.378            1,936              11.970          10.520           260,455
2002.........         10.378           7.985            1,426              10.520           8.118           220,520
2003.........          7.985          10.224            1,304               8.118          10.426           203,918
2004.........         10.224          11.301            1,119              10.426          11.560           183,474
2005.........         11.301          11.773              877              11.560          12.079           161,599
-------------         ------          ------            -----              ------          ------           -------
Lincoln VIP International Fund
1996.........                                                               1.368           1.488           294,570
1997.........                                                               1.488           1.562           294,705
1998.........          1.560           1.765            2,375               1.562           1.773           275,657
1999.........          1.765           2.042            2,589               1.773           2.057           247,683
2000.........          2.042           2.018            1,884               2.057           2.039           191,132
2001.........          2.018           1.793            1,793               2.039           1.817           169,787
2002.........          1.793           1.579            1,479               1.817           1.605           151,948
2003.........          1.579           2.207            1,285               1.605           2.251           144,520
2004.........          2.207           2.635            1,103               2.251           2.695           139,273
2005.........          2.635           2.927            1,000               2.695           3.003           137,848
-------------         ------          ------            -----              ------          ------           -------
Lincoln VIP Managed Fund
1996.........                                                               3.515           3.913           178,496
1997.........                                                               3.913           4.714           179,210
1998.........          4.707           5.236            1,775               4.714           5.260           178,768
1999.........          5.236           5.568            1,652               5.260           5.610           160,215
2000.........          5.568           5.418            1,380               5.610           5.476           134,227
2001.........          5.418           5.262            1,348               5.476           5.334           124,772
2002.........          5.262           4.620            1,032               5.334           4.697           107,493
2003.........          4.620           5.604              980               4.697           5.715            99,427
2004.........          5.604           6.085              800               5.715           6.224            89,543
2005.........          6.085           6.278              673               6.224           6.441            80,441
-------------         ------          ------            -----              ------          ------           -------
Lincoln VIP Moderate Profile Fund
2005.........         10.060          10.506                7              10.005          10.524               576
-------------         ------          ------            -----              ------          ------           -------
Lincoln VIP Moderately Aggressive Profile Fund
2005.........         10.140          10.683                3               9.989          10.701               700
-------------         ------          ------            -----              ------          ------           -------


                                      A-4



                                       with EGMDB*
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                            accumulation units in thousands)
Lincoln VIP Money Market Fund
1996.........
1997.........
1998.........           2.415              2.505               644
1999.........           2.505              2.590             1,837
2000.........           2.590              2.712             1,035
2001.........           2.712              2.784             1,490
2002.........           2.784              2.787             1,102
2003.........           2.787              2.770               580
2004.........           2.770              2.758               281
2005.........           2.758              2.798               247
-------------           -----              -----             -----
Lincoln VIP Social Awareness Fund
1996.........
1997.........
1998.........           4.942              5.848             5,136
1999.........           5.848              6.664             4,697
2000.........           6.664              6.029             3,803
2001.........           6.029              5.384             3,328
2002.........           5.384              4.139             2,612
2003.........           4.139              5.387             2,312
2004.........           5.387              5.993             1,931
2005.........           5.993              6.627             1,548
-------------           -----              -----             -----
Lincoln VIP Special Opportunities Fund
1996.........
1997.........
1998.........           8.236              8.681               899
1999.........           8.681              8.185               819
2000.........           8.185              9.375               526
2001.........           9.375              9.451               513
2002.........           9.451              8.235               433
2003.........           8.235             10.892               372
2004.........          10.892             13.199               358
2005.........          13.199             15.066               343
-------------          ------             ------             -----
MFS (Reg. TM) VIT Utilities Series
2001.........           1.000              0.785               184
2002.........           0.785              0.599               235
2003.........           0.599              0.803               545
2004.........           0.803              1.032               948
2005.........           1.032              1.190             1,254
-------------          ------             ------             -----
Neuberger Berman AMT Mid-Cap Growth Portfolio
1999.........           1.000**            1.463               216
2000.........           1.463              1.336             2,408
2001.........           1.336              0.994             1,759
2002.........           0.994              0.693             1,367
2003.........           0.693              0.876             1,162
2004.........           0.876              1.006             1,005
2005.........           1.006              1.129               837
-------------          ------             ------             -----
Neuberger Berman AMT Partners Portfolio
1999.........           1.000**            1.010**             449
2000.........           1.010              1.004               164
2001.........           1.004              0.963               413
2002.........           0.963              0.721               441
2003.........           0.721              0.962               450
2004.........           0.962              1.129               408
2005.........           1.129              1.316               464
-------------          ------             ------             -----
Putnam VIT Health Sciences Fund
2001.........           1.000              0.944                62
2002.........           0.944              0.742               190
2003.........           0.742              0.867               168
2004.........           0.867              0.917                90
2005.........           0.917              1.025               135
-------------          ------             ------             -----



                                      without EGMDB
                   ---------------------------------------------------
                       Accumulation unit value
                   --------------------------------
                                                           Number of
                     Beginning            End of          accumulation
                     of period            period             units
                   -------------      -------------      -------------
                    (Accumulation unit value in dollars and Number of
                                  accumulation units in
                                       thousands)
Lincoln VIP Money Market Fund
1996.........           2.235              2.324             40,057
1997.........           2.324              2.419             36,107
1998.........           2.419              2.517             46,571
1999.........           2.517              2.610             66,319
2000.........           2.610              2.741             51,218
2001.........           2.741              2.823             59,148
2002.........           2.823              2.834             52,868
2003.........           2.834              2.825             33,314
2004.........           2.825              2.821             27,230
2005.........           2.821              2.871             27,083
-------------           -----              -----             ------
Lincoln VIP Social Awareness Fund
1996.........           2.843              3.638            175,970
1997.........           3.638              4.950            251,168
1998.........           4.950              5.875            304,204
1999.........           5.875              6.714            272,683
2000.........           6.714              6.093            230,569
2001.........           6.093              5.458            215,412
2002.........           5.458              4.208            186,476
2003.........           4.208              5.494            176,186
2004.........           5.494              6.130            161,833
2005.........           6.130              6.799            146,462
-------------           -----              -----            -------
Lincoln VIP Special Opportunities Fund
1996.........           5.618              6.505             97,744
1997.........           6.505              8.249            101,475
1998.........           8.249              8.721             98,734
1999.........           8.721              8.248             75,094
2000.........           8.248              9.475             52,173
2001.........           9.475              9.580             51,523
2002.........           9.580              8.373             47,787
2003.........           8.373             11.107             44,846
2004.........          11.107             13.500             44,382
2005.........          13.500             15.456             45,366
-------------          ------             ------            -------
MFS (Reg. TM) VIT Utilities Series
2001.........           1.000**            0.786              5,285
2002.........           0.786              0.601              8,174
2003.........           0.601              0.809             29,962
2004.........           0.809              1.043             58,964
2005.........           1.043              1.207            111,004
-------------          ------             ------            -------
Neuberger Berman AMT Mid-Cap Growth Portfolio
1999.........           1.000**            1.464**           15,336
2000.........           1.464              1.341            148,899
2001.........           1.341              1.001            134,748
2002.........           1.001              0.700            118,904
2003.........           0.700              0.888            115,287
2004.........           0.888              1.022            108,317
2005.........           1.022              1.151            100,912
-------------          ------             ------            -------
Neuberger Berman AMT Partners Portfolio
1999.........           1.000**            1.011**            2,629
2000.........           1.011              1.008              9,053
2001.........           1.008              0.970             19,393
2002.........           0.970              0.729             17,092
2003.........           0.729              0.974             23,366
2004.........           0.974              1.148             21,216
2005.........           1.148              1.341             33,678
-------------          ------             ------            -------
Putnam VIT Health Sciences Fund
2001.........           1.000**            0.946              4,829
2002.........           0.946              0.746              9,009
2003.........           0.746              0.874             13,660
2004.........           0.874              0.927             13,419
2005.........           0.927              1.039             15,474
-------------          ------             ------            -------


                                      A-5



                                     with EGMDB*                                          without EGMDB
                   -----------------------------------------------       -----------------------------------------------
                     Accumulation unit value                               Accumulation unit value
                   ---------------------------         Number of         ---------------------------         Number of
                    Beginning          End of         accumulation        Beginning          End of         accumulation
                    of period          period            units            of period          period            units
                   -----------       ---------       -------------       -----------       ---------       -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Scudder VIT Equity 500 Index Fund
1999.........      1.000**            1.088*             1,320            1.000**          1.089**             46,984
2000.........      1.088              0.975              2,777             1.089            0.979             100,922
2001.........      0.975              0.845              2,806             0.979            0.851             123,652
2002.........      0.845              0.648              2,272             0.851            0.654             134,274
2003.........      0.648              0.820              3,158             0.654            0.830             162,353
2004.........      0.820              0.895              3,191             0.830            0.909             156,804
2005.........      0.895              0.925              1,496             0.909            0.942             146,112
-------------      -----              -----              -----             -----            -----             -------
Scudder VIT Small Cap Index Fund
1999.........      1.000**           1.163**               141            1.000**          1.164**              3,066
2000.........      1.163              1.103                819             1.164            1.108              11,526
2001.........      1.103              1.112                842             1.108            1.119              19,047
2002.........      1.112              0.871                760             1.119            0.880              21,806
2003.........      0.871              1.259              1,086             0.880            1.276              46,495
2004.........      1.259              1.464                653             1.276            1.487              44,813
2005.........      1.464              1.506                472             1.487            1.535              37,029
-------------      -----              -----              -----             -----            -----             -------


*  The EGMDB became available in June 1997, the first full year was 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Lincoln National
Variable Annuity Account C (VAA)   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the prospectus of the VAA dated May 1, 2006. You may obtain a copy of the VAA prospectus on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, IN 46801-2340, or call 1-800-454-6265.




Table of Contents





Item                                                  Page
Special Terms                                        B-2
Services                                             B-2
Principal Underwriter                                B-2
Purchase of Securities Being Offered                 B-2
Annuity Payouts                                      B-2
Examples of Regular Income Payment
Calculations                                         B-3


Item                                                  Page
Determination of Accumulation and Annuity Unit
Value                                                B-4
Advertising                                          B-4
Additional Services                                  B-4
Other Information                                    B-5
Financial Statements                                 B-5


This SAI is not a prospectus.

The date of this SAI is May 1, 2006.



Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. We paid $49,832,741, $32,506,660, and $43,591,657 to Lincoln
Sales Representatives and Selling Firms in 2003, 2004, and 2005, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.


The offering of the contracts is continuous.




Annuity Payouts

Variable Annuity Payouts

Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and

                                                                             B-2

 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables (modified) for the single premium, periodic premium and flexible premium Multi-Fund (Reg. TM) 2 and 3 annuity contracts and the 1983 Table "a" Individual Annuity Mortality Tables for flexible premium annuity contract Multi-Fund (Reg. TM) 4, modified, with an assumed investment return at the rate of 5% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Proof of Age, Sex and Survival


We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.




         Annuitant ...........................      Male, Age 65
         Secondary Life ......................      Female, Age 63
         Purchase Payment ....................      $200,000.00
         Regular Income Payment Frequency ....      Annual
         AIR .................................      4.0%
         Hypothetical Investment Return ......      4.0%

                                                    15-year Access Period         30-Year Access Period
         Regular Income Payment ..............      $ 10,813.44                   $10,004.94



A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.



B-3


At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value

A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.




Advertising
Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $10,000 over any period between 12 and 36 months. Once elected, the program will remain in effect until the earlier of:

 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $5,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.


                                                                             B-4

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Annuity Payout Illustrations. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a subaccount of the VAA.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account C

Statement of assets and liabilities

December 31, 2005

                                                                                                        Mortality &
                                                                                                        Expense
                                                               Contract                   Contract      Guarantee
                                                               Purchases                  Redemptions   Charges
                                                               Due from                   Due to        Payable to
                                                               The Lincoln                The Lincoln   The Lincoln
                                                               National Life              National Life National Life
                                                               Insurance                  Insurance     Insurance
Subaccount                                        Investments  Company       Total Assets Company       Company
----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                     $    385,265   $     --    $    385,265   $     --       $    24
AIM V.I. Premier Equity                                161,259         --         161,259         --            12
ABVPSF Global Technology Class B                    36,672,574         --      36,672,574    183,922         2,033
ABVPSF Growth Class B                               13,240,356         --      13,240,356     65,401           735
ABVPSF Growth and Income Class B                     6,271,491         --       6,271,491     22,664           348
ABVPSF Small/Mid Cap Value Class A                     817,141         --         817,141         --            50
American Century VP Inflation Protection Class 2       511,025         --         511,025         --            34
American Century VP International                      112,762         --         112,762         --             3
American Funds Global Growth Class 2                27,073,722     77,755      27,151,477         --         1,500
American Funds Growth Class 2                      727,984,134    507,267     728,491,401         --        40,417
American Funds Growth-Income Class 2                96,208,742     92,967      96,301,709         --         5,465
American Funds International Class 2               210,078,005    151,933     210,229,938         --        11,664
Baron Capital Asset                                175,530,532         --     175,530,532     61,667         9,708
Delaware VIPT Capital Reserves Service Class            38,788         --          38,788         --             4
Delaware VIPT Diversified Income                    22,124,707     12,136      22,136,843         --         1,227
Delaware VIPT Diversified Income Service Class       3,709,142      5,093       3,714,235         --           216
Delaware VIPT Emerging Markets Service Class           600,274      5,000         605,274         --            39
Delaware VIPT Global Bond                           53,647,292         --      53,647,292     30,975         2,949
Delaware VIPT High Yield                             2,399,420     29,183       2,428,603         --           133
Delaware VIPT High Yield Service Class                  93,206      1,100          94,306         --             5
Delaware VIPT REIT                                 238,340,064         --     238,340,064    118,737        13,222
Delaware VIPT REIT Service Class                     2,864,847     14,134       2,878,981         --           158
Delaware VIPT Small Cap Value Service Class        291,833,046         --     291,833,046    157,955        16,198
Delaware VIPT Trend                                325,841,199         --     325,841,199    179,704        18,120
Delaware VIPT Trend Service Class                    1,365,260      4,045       1,369,305         --            76
Delaware VIPT Value                                160,867,596         --     160,867,596     23,770         8,937
Delaware VIPT Value Service Class                    1,192,321      8,151       1,200,472         --            66
Fidelity VIP Contrafund Service Class              212,652,447         --     212,652,447     89,714        11,827
Fidelity VIP Contrafund Service Class 2              3,809,582     15,255       3,824,837         --           210
Fidelity VIP Growth Service Class                   79,179,160     33,167      79,212,327         --         4,396
Fidelity VIP Growth Service Class 2                    400,677      1,874         402,551         --            22
Fidelity VIP Mid Cap Service Class 2                   348,453         --         348,453         --            21
FTVIPT Templeton Global Income Securities Class 2       81,749         --          81,749         --             5
Janus Aspen Series Worldwide Growth                133,856,350         --     133,856,350     60,618         7,405
Lincoln VIPT Aggressive Growth                     210,330,342         --     210,330,342     94,411        11,634
Lincoln VIPT Aggressive Growth Service Class           343,947      3,355         347,302         --            19
Lincoln VIPT Aggressive Profile                      3,739,541     52,456       3,791,997         --           207
Lincoln VIPT Aggressive Profile Service Class          616,820      2,627         619,447         --            34
Lincoln VIPT Bond                                  374,424,724    269,313     374,694,037         --        20,711








Subaccount                                        Net Assets
--------------------------------------------------------------
AIM V.I. International Growth                     $    385,241
AIM V.I. Premier Equity                                161,247
ABVPSF Global Technology Class B                    36,486,619
ABVPSF Growth Class B                               13,174,220
ABVPSF Growth and Income Class B                     6,248,479
ABVPSF Small/Mid Cap Value Class A                     817,091
American Century VP Inflation Protection Class 2       510,991
American Century VP International                      112,759
American Funds Global Growth Class 2                27,149,977
American Funds Growth Class 2                      728,450,984
American Funds Growth-Income Class 2                96,296,244
American Funds International Class 2               210,218,274
Baron Capital Asset                                175,459,157
Delaware VIPT Capital Reserves Service Class            38,784
Delaware VIPT Diversified Income                    22,135,616
Delaware VIPT Diversified Income Service Class       3,714,019
Delaware VIPT Emerging Markets Service Class           605,235
Delaware VIPT Global Bond                           53,613,368
Delaware VIPT High Yield                             2,428,470
Delaware VIPT High Yield Service Class                  94,301
Delaware VIPT REIT                                 238,208,105
Delaware VIPT REIT Service Class                     2,878,823
Delaware VIPT Small Cap Value Service Class        291,658,893
Delaware VIPT Trend                                325,643,375
Delaware VIPT Trend Service Class                    1,369,229
Delaware VIPT Value                                160,834,889
Delaware VIPT Value Service Class                    1,200,406
Fidelity VIP Contrafund Service Class              212,550,906
Fidelity VIP Contrafund Service Class 2              3,824,627
Fidelity VIP Growth Service Class                   79,207,931
Fidelity VIP Growth Service Class 2                    402,529
Fidelity VIP Mid Cap Service Class 2                   348,432
FTVIPT Templeton Global Income Securities Class 2       81,744
Janus Aspen Series Worldwide Growth                133,788,327
Lincoln VIPT Aggressive Growth                     210,224,297
Lincoln VIPT Aggressive Growth Service Class           347,283
Lincoln VIPT Aggressive Profile                      3,791,790
Lincoln VIPT Aggressive Profile Service Class          619,413
Lincoln VIPT Bond                                  374,673,326

See accompanying notes.

Lincoln National Variable Annuity Account C

December 31, 2005

                                                                                                           Mortality &
                                                                                                           Expense
                                                                Contract                     Contract      Guarantee
                                                                Purchases                    Redemptions   Charges
                                                                Due from                     Due to        Payable to
                                                                The Lincoln                  The Lincoln   The Lincoln
                                                                National Life                National Life National Life
                                                                Insurance                    Insurance     Insurance
Subaccount                                       Investments    Company       Total Assets   Company       Company
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                  $    2,944,109   $ 17,396    $    2,961,505   $     --      $    162
Lincoln VIPT Capital Appreciation                   510,082,477         --       510,082,477    108,715        28,292
Lincoln VIPT Capital Appreciation Service Class         158,383      2,407           160,790         --             9
Lincoln VIPT Conservative Profile                     1,770,759      1,184         1,771,943         --            97
Lincoln VIPT Conservative Profile Service Class         279,183      2,180           281,363         --            18
Lincoln VIPT Equity-Income                          724,491,350         --       724,491,350    190,702        40,134
Lincoln VIPT Equity-Income Service Class              1,644,336      6,621         1,650,957         --            91
Lincoln VIPT Global Asset Allocation                237,526,133      3,061       237,529,194         --        13,122
Lincoln VIPT Global Asset Allocation
 Service Class                                          449,503      2,191           451,694         --            25
Lincoln VIPT Growth and Income                    2,003,583,520         --     2,003,583,520    566,002       110,747
Lincoln VIPT Growth and Income Service Class          1,022,851      4,521         1,027,372         --            56
Lincoln VIPT International                          421,941,305         --       421,941,305    273,674        23,368
Lincoln VIPT International Service Class              1,748,944     17,599         1,766,543         --            97
Lincoln VIPT Managed                                528,503,658         --       528,503,658     15,379        29,233
Lincoln VIPT Managed Service Class                    1,008,601      7,714         1,016,315         --            56
Lincoln VIPT Moderate Profile                         6,125,240      8,916         6,134,156         --           339
Lincoln VIPT Moderate Profile Service Class           1,390,781     11,253         1,402,034         --            87
Lincoln VIPT Moderately Aggressive Profile            7,420,643    104,286         7,524,929         --           410
Lincoln VIPT Moderately Aggressive Profile
 Service Class                                          920,788      8,151           928,939         --            59
Lincoln VIPT Money Market                            80,145,690     37,440        80,183,130         --         4,409
Lincoln VIPT Money Market Service Class                 348,728      2,919           351,647         --            19
Lincoln VIPT Social Awareness                     1,011,493,044         --     1,011,493,044        101        55,993
Lincoln VIPT Social Awareness Service Class           1,396,481     11,467         1,407,948         --            77
Lincoln VIPT Special Opportunities                  713,980,951         --       713,980,951     66,628        39,503
Lincoln VIPT Special Opportunities Service Class      3,250,025     26,279         3,276,304         --           179
MFS VIT Capital Opportunities                            51,309         --            51,309         --             3
MFS VIT Total Return                                  1,489,545        141         1,489,686         --            96
MFS VIT Utilities                                   138,593,427         --       138,593,427    436,532         7,673
MFS VIT Utilities Service Class                       1,824,627      9,671         1,834,298         --           100
NB AMT Mid-Cap Growth                               119,210,309     36,959       119,247,268         --         6,597
NB AMT Partners                                      45,988,112         --        45,988,112     72,654         2,543
NB AMT Regency                                          872,045         --           872,045         --            54
Putnam VT Health Sciences Class IB                   16,389,182      8,071        16,397,253         --           907
Scudder VIT Equity 500 Index                        144,452,266     62,377       144,514,643         --         8,010
Scudder VIT Equity 500 Index Service Class            1,000,927      6,953         1,007,880         --            55
Scudder VIT Small Cap Index                          59,443,809         --        59,443,809      9,477         3,295
Scudder VIT Small Cap Index Service Class               669,587      3,538           673,125         --            37
WFVT Advantage Equity Income                            161,980         --           161,980         --            13
WFVT Advantage Large Company Growth                      62,914         --            62,914         --             5
WFVT Advantage Small Cap Growth                         191,889         --           191,889         --            13








Subaccount                                       Net Assets
---------------------------------------------------------------
Lincoln VIPT Bond Service Class                  $    2,961,343
Lincoln VIPT Capital Appreciation                   509,945,470
Lincoln VIPT Capital Appreciation Service Class         160,781
Lincoln VIPT Conservative Profile                     1,771,846
Lincoln VIPT Conservative Profile Service Class         281,345
Lincoln VIPT Equity-Income                          724,260,514
Lincoln VIPT Equity-Income Service Class              1,650,866
Lincoln VIPT Global Asset Allocation                237,516,072
Lincoln VIPT Global Asset Allocation
 Service Class                                          451,669
Lincoln VIPT Growth and Income                    2,002,906,771
Lincoln VIPT Growth and Income Service Class          1,027,316
Lincoln VIPT International                          421,644,263
Lincoln VIPT International Service Class              1,766,446
Lincoln VIPT Managed                                528,459,046
Lincoln VIPT Managed Service Class                    1,016,259
Lincoln VIPT Moderate Profile                         6,133,817
Lincoln VIPT Moderate Profile Service Class           1,401,947
Lincoln VIPT Moderately Aggressive Profile            7,524,519
Lincoln VIPT Moderately Aggressive Profile
 Service Class                                          928,880
Lincoln VIPT Money Market                            80,178,721
Lincoln VIPT Money Market Service Class                 351,628
Lincoln VIPT Social Awareness                     1,011,436,950
Lincoln VIPT Social Awareness Service Class           1,407,871
Lincoln VIPT Special Opportunities                  713,874,820
Lincoln VIPT Special Opportunities Service Class      3,276,125
MFS VIT Capital Opportunities                            51,306
MFS VIT Total Return                                  1,489,590
MFS VIT Utilities                                   138,149,222
MFS VIT Utilities Service Class                       1,834,198
NB AMT Mid-Cap Growth                               119,240,671
NB AMT Partners                                      45,912,915
NB AMT Regency                                          871,991
Putnam VT Health Sciences Class IB                   16,396,346
Scudder VIT Equity 500 Index                        144,506,633
Scudder VIT Equity 500 Index Service Class            1,007,825
Scudder VIT Small Cap Index                          59,431,037
Scudder VIT Small Cap Index Service Class               673,088
WFVT Advantage Equity Income                            161,967
WFVT Advantage Large Company Growth                      62,909
WFVT Advantage Small Cap Growth                         191,876


See accompanying notes.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln National Variable Annuity Account C

Statement of operations

Year Ended December 31, 2005


                                                  Dividends
                                                  from        Mortality and     Net
                                                  Investment  Expense           Investment
Subaccount                                        Income      Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------
AIM V.I. International Growth                     $     2,366    $    (3,843)    $    (1,477)
AIM V.I. Premier Equity                                 1,338         (2,285)           (947)
ABVPSF Global Technology Class B                           --       (379,496)       (379,496)
ABVPSF Growth Class B                                      --       (131,726)       (131,726)
ABVPSF Growth and Income Class B                       63,012        (49,152)         13,860
ABVPSF Small/Mid Cap Value Class A                      3,953         (6,492)         (2,539)
American Century VP Inflation Protection Class 2       12,058         (3,035)          9,023
American Century VP International                       1,107           (551)            556
American Funds Global Growth Class 2                  123,592       (186,042)        (62,450)
American Funds Growth Class 2                       4,626,459     (6,518,836)     (1,892,377)
American Funds Growth-Income Class 2                1,183,365       (782,439)        400,926
American Funds International Class 2                2,706,374     (1,606,882)      1,099,492
Baron Capital Asset                                        --     (1,853,230)     (1,853,230)
Delaware VIPT Capital Reserves Service Class              567           (260)            307
Delaware VIPT Diversified Income                      143,175       (173,152)        (29,977)
Delaware VIPT Diversified Income Service Class         13,699        (26,194)        (12,495)
Delaware VIPT Emerging Markets Service Class              161         (3,169)         (3,008)
Delaware VIPT Global Bond                          10,814,430       (660,638)     10,153,792
Delaware VIPT High Yield                                   --         (6,418)         (6,418)
Delaware VIPT High Yield Service Class                     --           (216)           (216)
Delaware VIPT REIT                                  4,970,561     (2,544,055)      2,426,506
Delaware VIPT REIT Service Class                       18,532        (16,936)          1,596
Delaware VIPT Small Cap Value Service Class           422,325     (2,766,797)     (2,344,472)
Delaware VIPT Trend                                        --     (3,305,239)     (3,305,239)
Delaware VIPT Trend Service Class                          --         (7,778)         (7,778)
Delaware VIPT Value                                 2,523,465     (1,545,566)        977,899
Delaware VIPT Value Service Class                       3,763         (5,379)         (1,616)
Fidelity VIP Contrafund Service Class                 295,931     (1,679,722)     (1,383,791)
Fidelity VIP Contrafund Service Class 2                   676        (16,055)        (15,379)
Fidelity VIP Growth Service Class                     337,749       (829,293)       (491,544)
Fidelity VIP Growth Service Class 2                       234         (2,073)         (1,839)
Fidelity VIP Mid Cap Service Class 2                       --           (649)           (649)
FTVIPT Templeton Global Income Securities Class 2          --           (290)           (290)
Janus Aspen Series Worldwide Growth                 1,910,814     (1,441,209)        469,605
Lincoln VIPT Aggressive Growth                             --     (2,079,171)     (2,079,171)
Lincoln VIPT Aggressive Growth Service Class               --         (1,649)         (1,649)
Lincoln VIPT Aggressive Profile                            --        (11,965)        (11,965)
Lincoln VIPT Aggressive Profile Service Class              --         (1,199)         (1,199)
Lincoln VIPT Bond                                  15,804,012     (3,867,595)     11,936,417

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total          Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $      3,372   $        --    $      3,372   $     53,540    $    55,435
          7,565            --           7,565           (352)         6,266
       (286,930)           --        (286,930)     1,036,722        370,296
        639,125            --         639,125        659,878      1,167,277
         30,916            --          30,916        171,937        216,713
         16,340        23,874          40,214         (8,829)        28,846
           (794)           75            (719)        (5,832)         2,472
          3,662            --           3,662          8,338         12,556
         85,611            --          85,611      2,851,540      2,874,701
        429,958            --         429,958     95,686,380     94,223,961
         87,868       306,549         394,417      3,734,334      4,529,677
        418,644            --         418,644     31,020,447     32,538,583
      6,849,270            --       6,849,270     (1,100,733)     3,895,307
             (4)           --              (4)          (268)            35
            724        69,418          70,142       (281,164)      (240,999)
           (130)        8,652           8,522        (30,366)       (34,339)
          3,386         1,526           4,912         69,522         71,426
       (741,488)    1,280,437         538,949    (17,502,909)    (6,810,168)
           (238)           --            (238)        17,248         10,592
             25            --              25          1,054            863
     13,060,793    15,063,560      28,124,353    (17,653,451)    12,897,408
         (2,253)       63,382          61,129         71,662        134,387
      2,946,566    19,057,408      22,003,974      2,126,090     21,785,592
      2,744,629            --       2,744,629     12,704,666     12,144,056
          1,958            --           1,958        105,925        100,105
        785,593            --         785,593      5,859,329      7,622,821
            997            --             997         30,400         29,781
        222,255        26,903         249,158     26,829,210     25,694,577
          2,028            97           2,125        306,685        293,431
     (8,685,061)           --      (8,685,061)    12,390,173      3,213,568
            190            --             190         20,572         18,923
           (330)           --            (330)        11,721         10,742
             (3)           --              (3)           (10)          (303)
    (26,688,013)           --     (26,688,013)    31,922,807      5,704,399
    (12,577,017)           --     (12,577,017)    31,457,756     16,801,568
            861            --             861         26,435         25,647
          2,324            --           2,324        157,772        148,131
          1,012            --           1,012         29,904         29,717
      1,332,714     3,858,991       5,191,705    (11,104,936)     6,023,186

Lincoln National Variable Annuity Account C
Statement of operations (continued)

Year Ended December 31, 2005



                                                         Dividends
                                                         from        Mortality and     Net
                                                         Investment  Expense           Investment
Subaccount                                               Income      Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                          $    91,132   $    (15,447)    $    75,685
Lincoln VIPT Capital Appreciation                          1,307,440     (5,442,762)     (4,135,322)
Lincoln VIPT Capital Appreciation Service Class                   63           (785)           (722)
Lincoln VIPT Conservative Profile                                 --         (4,375)         (4,375)
Lincoln VIPT Conservative Profile Service Class                   --         (1,182)         (1,182)
Lincoln VIPT Equity-Income                                 8,237,316     (7,463,937)        773,379
Lincoln VIPT Equity-Income Service Class                      13,123         (9,281)          3,842
Lincoln VIPT Global Asset Allocation                       2,945,876     (2,406,302)        539,574
Lincoln VIPT Global Asset Allocation Service Class             3,278         (2,520)            758
Lincoln VIPT Growth and Income                            26,258,647    (20,659,445)      5,599,202
Lincoln VIPT Growth and Income Service Class                   9,894         (5,582)          4,312
Lincoln VIPT International                                 8,442,645     (3,997,311)      4,445,334
Lincoln VIPT International Service Class                      23,922         (7,686)         16,236
Lincoln VIPT Managed                                      12,551,154     (5,465,320)      7,085,834
Lincoln VIPT Managed Service Class                            17,675         (6,016)         11,659
Lincoln VIPT Moderate Profile                                     --        (16,994)        (16,994)
Lincoln VIPT Moderate Profile Service Class                       --         (3,089)         (3,089)
Lincoln VIPT Moderately Aggressive Profile                        --        (20,065)        (20,065)
Lincoln VIPT Moderately Aggressive Profile Service Class          --         (1,855)         (1,855)
Lincoln VIPT Money Market                                  2,328,249       (841,131)      1,487,118
Lincoln VIPT Money Market Service Class                        4,847         (1,732)          3,115
Lincoln VIPT Social Awareness                              8,196,562     (9,933,141)     (1,736,579)
Lincoln VIPT Social Awareness Service Class                    7,199         (6,516)            683
Lincoln VIPT Special Opportunities                         7,734,387     (6,601,112)      1,133,275
Lincoln VIPT Special Opportunities Service Class              23,209        (14,496)          8,713
MFS VIT Capital Opportunities                                    374           (547)           (173)
MFS VIT Total Return                                          25,563        (15,521)         10,042
MFS VIT Utilities                                            518,444     (1,012,003)       (493,559)
MFS VIT Utilities Service Class                                2,196         (7,817)         (5,621)
NB AMT Mid-Cap Growth                                             --     (1,097,330)     (1,097,330)
NB AMT Partners                                              371,843       (345,929)         25,914
NB AMT Regency                                                   802        (10,206)         (9,404)
Putnam VT Health Sciences Class IB                             7,149       (142,246)       (135,097)
Scudder VIT Equity 500 Index                               2,320,578     (1,480,860)        839,718
Scudder VIT Equity 500 Index Service Class                     4,492         (5,188)           (696)
Scudder VIT Small Cap Index                                  400,483       (618,124)       (217,641)
Scudder VIT Small Cap Index Service Class                      1,025         (3,628)         (2,603)
WFVT Advantage Equity Income                                   2,134         (2,065)             69
WFVT Advantage Large Company Growth                               84           (815)           (731)
WFVT Advantage Small Cap Growth                                   --         (1,874)         (1,874)


See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total          Unrealized      (Decrease) in
  Net Realized   Net realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Ivestments     Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $        852   $    11,816    $     12,668   $    (68,070)   $     20,283
    (23,545,109)           --     (23,545,109)    41,570,171      13,889,740
            107            --             107          6,244           5,629
            311            --             311         23,623          19,559
             20            --              20          4,965           3,803
     10,422,492    24,276,804      34,699,296    (11,797,139)     23,675,536
            171        24,862          25,033         29,276          58,151
      2,479,998     6,608,783       9,088,781      3,494,334      13,122,689
            (62)        4,929           4,867         14,895          20,520
      5,476,200            --       5,476,200     76,848,888      87,924,290
            459            --             459         32,056          36,827
      7,067,590            --       7,067,590     32,076,146      43,589,070
            401            --             401        103,359         119,996
      3,313,652            --       3,313,652      7,822,745      18,222,231
          3,494            --           3,494         11,850          27,003
          4,038            --           4,038        152,922         139,966
             38            --              38         25,214          22,163
          1,535            --           1,535        251,452         232,922
          3,966            --           3,966         16,587          18,698
             --            --              --             --       1,487,118
             --            --              --             --           3,115
      2,351,453            --       2,351,453    101,583,893     102,198,767
              3            --               3         85,234          85,920
      5,926,202    21,343,700      27,269,902     61,470,488      89,873,665
          1,392        32,229          33,621        174,914         217,248
          1,604            --           1,604         (1,551)           (120)
         10,160        50,116          60,276        (49,509)         20,809
      1,366,690            --       1,366,690     13,318,632      14,191,763
          4,677            --           4,677        103,821         102,877
     (3,705,648)           --      (3,705,648)    17,745,738      12,942,760
      1,166,123         8,635       1,174,758      4,153,763       5,354,435
         44,498        59,140         103,638         11,824         106,058
        523,282            --         523,282      1,233,691       1,621,876
        503,206            --         503,206      3,698,488       5,041,412
            141            --             141         33,843          33,288
      2,587,691     1,717,625       4,305,316     (2,538,478)      1,549,197
            233         6,820           7,053         26,692          31,142
            338            --             338          4,979           5,386
            102            --             102          2,926           2,297
          4,308            --           4,308          9,614          12,048

Lincoln National Variable Annuity Account C

Statements of changes in net assets

Years Ended December 31, 2004 and 2005


                                                                         AIM V.I.      AIM V.I.   ABVPSF Global
                                                                         International Premier    Technology    ABVPSF Growth
                                                                         Growth        Equity     Class B       Class B
                                                                         Subaccount    Subaccount Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                                                 $220,344     $207,313  $ 64,560,294   $13,355,274
Changes From Operations:
.. Net investment income (loss)                                               (1,175)      (1,738)     (536,970)     (175,316)
.. Net realized gain (loss) on investments                                     3,257        4,917    (1,530,421)      174,943
.. Net change in unrealized appreciation or depreciation on investments       55,339        5,082     2,788,096     1,305,146
                                                                           --------     --------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  57,421        8,261       720,705     1,304,773
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       11,894       10,006     5,856,650     1,982,915
..   Contract withdrawals & transfers to annuity reserves                     (1,655)     (26,099)   (6,386,761)   (1,924,808)
..   Contract transfers                                                       36,060         (859)  (18,840,267)      644,117
                                                                           --------     --------  ------------   -----------
                                                                             46,299      (16,952)  (19,370,378)      702,224
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                       --           --            --         2,620
..   Annuity Payments                                                             --           --        (7,473)      (11,673)
..   Receipt (reimbursement) of mortality guarantee adjustment                    --           --           213            31
                                                                           --------     --------  ------------   -----------
                                                                                 --           --        (7,260)       (9,022)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                46,299      (16,952)  (19,377,638)      693,202
                                                                           --------     --------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     103,720       (8,691)  (18,656,933)    1,997,975
                                                                           --------     --------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2004                                             324,064      198,622    45,903,361    15,353,249
Changes From Operations:
.. Net investment income (loss)                                               (1,477)        (947)     (379,496)     (131,726)
.. Net realized gain (loss) on investments                                     3,372        7,565      (286,930)      639,125
.. Net change in unrealized appreciation or depreciation on investments       53,540         (352)    1,036,722       659,878
                                                                           --------     --------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  55,435        6,266       370,296     1,167,277
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                          351           62     3,978,583     1,205,162
..   Contract withdrawals & transfers to annuity reserves                     (2,557)      (7,247)   (4,774,786)   (1,813,777)
..   Contract transfers                                                        7,948      (36,456)   (8,973,532)   (2,735,073)
                                                                           --------     --------  ------------   -----------
                                                                              5,742      (43,641)   (9,769,735)   (3,343,688)
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                       --           --       (10,363)          884
..   Annuity Payments                                                             --           --        (7,182)       (3,549)
..   Receipt (reimbursement) of mortality guarantee adjustment                    --           --           242            47
                                                                           --------     --------  ------------   -----------
                                                                                 --           --       (17,303)       (2,618)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 5,742      (43,641)   (9,787,038)   (3,346,306)
                                                                           --------     --------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      61,177      (37,375)   (9,416,742)   (2,179,029)
                                                                           --------     --------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2005                                            $385,241     $161,247  $ 36,486,619   $13,174,220
                                                                           ========     ========  ============   ===========

See accompanying notes.

                          American
               ABVPSF     Century VP
ABVPSF         Small/Mid  Inflation  American      American Funds                American Funds American Funds
Growth and     Cap Value  Protection Century VP    Global Growth  American Funds Growth-Income  International  Baron Capital
Income Class B Class A    Class 2    International Class 2        Growth Class 2 Class 2        Class 2        Asset
Subaccount     Subaccount Subaccount Subaccount    Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------
  $       --    $335,025   $     --    $101,241     $        --    $462,593,451   $ 6,701,374    $ 73,676,494  $101,264,502
      (4,393)     (3,926)       469         (17)        (21,727)     (4,338,086)      136,914         525,907    (1,356,618)
         911      14,759        173       3,408             494        (468,736)       29,930          77,737       827,996
     144,935      59,210        812       9,631         759,594      64,002,072     3,130,726      17,764,100    31,520,241
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
     141,453      70,043      1,454      13,022         738,361      59,195,250     3,297,570      18,367,744    30,991,619
     169,314      56,869     36,531         350         717,309      80,796,021     6,103,575      15,638,622    16,033,387
     (22,333)     (9,056)    (1,105)    (19,787)       (174,275)    (54,020,938)   (1,427,146)     (9,979,556)  (14,404,855)
   1,727,948      31,673     64,674           2       8,093,364      53,815,708    35,097,778      35,770,826    46,619,300
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
   1,874,929      79,486    100,100     (19,435)      8,636,398      80,590,791    39,774,207      41,429,892    48,247,832
          --          --         --          --          15,419       1,056,767       288,818         243,154        98,774
          --          --         --          --            (182)       (425,154)      (19,113)        (64,469)      (36,543)
          --          --         --          --             (32)        (11,095)         (726)           (824)         (152)
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
          --          --         --          --          15,205         620,518       268,979         177,861        62,079
   1,874,929      79,486    100,100     (19,435)      8,651,603      81,211,309    40,043,186      41,607,753    48,309,911
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
   2,016,382     149,529    101,554      (6,413)      9,389,964     140,406,559    43,340,756      59,975,497    79,301,530
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
   2,016,382     484,554    101,554      94,828       9,389,964     603,000,010    50,042,130     133,651,991   180,566,032
      13,860      (2,539)     9,023         556         (62,450)     (1,892,377)      400,926       1,099,492    (1,853,230)
      30,916      40,214       (719)      3,662          85,611         429,958       394,417         418,644     6,849,270
     171,937      (8,829)    (5,832)      8,338       2,851,540      95,686,380     3,734,334      31,020,447    (1,100,733)
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
     216,713      28,846      2,472      12,556       2,874,701      94,223,961     4,529,677      32,538,583     3,895,307
   1,214,529     124,954    214,894      15,684       3,458,372      80,693,220    14,907,132      21,008,659    20,968,517
    (353,767)    (28,953)   (21,725)    (15,038)     (1,685,768)    (74,635,923)   (7,802,641)    (18,175,116)  (21,500,666)
   3,151,393     206,336    152,594       4,729      13,052,185      24,157,675    33,476,664      40,544,085    (8,450,452)
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
   4,012,155     302,337    345,763       5,375      14,824,789      30,214,972    40,581,155      43,377,628    (8,982,601)
       3,433       1,582     64,456          --          63,426       1,572,662     1,187,908         783,270        32,350
        (204)       (226)    (3,052)         --          (2,233)       (570,663)      (42,892)       (137,065)      (52,549)
          --          (2)      (202)         --            (670)         10,042        (1,734)          3,867           618
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
       3,229       1,354     61,202          --          60,523       1,012,041     1,143,282         650,072       (19,581)
   4,015,384     303,691    406,965       5,375      14,885,312      31,227,013    41,724,437      44,027,700    (9,002,182)
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
   4,232,097     332,537    409,437      17,931      17,760,013     125,450,974    46,254,114      76,566,283    (5,106,875)
  ----------    --------   --------    --------     -----------    ------------   -----------    ------------  ------------
  $6,248,479    $817,091   $510,991    $112,759     $27,149,977    $728,450,984   $96,296,244    $210,218,274  $175,459,157
  ==========    ========   ========    ========     ===========    ============   ===========    ============  ============

Lincoln National Variable Annuity Account C

Years Ended December 31, 2004 and 2005


                                                                        Delaware VIPT Delaware VIPT
                                         Delaware VIPT    Delaware VIPT Diversified   Emerging
                                         Capital Reserves Diversified   Income        Markets
                                         Service Class    Income        Service Class Service Class
                                         Subaccount       Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                   $    --       $        --   $       --     $     --
Changes From Operations:
.. Net investment income (loss)                    --           (19,357)      (1,950)        (107)
.. Net realized gain (loss) on
  investments                                     --             6,748          222        1,965
.. Net change in unrealized appreciation
  or depreciation on investments                  --           312,914       28,618        1,762
                                             -------       -----------   ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        --           300,305       26,890        3,620
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                            --           381,660      555,435        7,810
  . Contract withdrawals & transfers to
    annuity reserves                              --          (158,170)      (8,217)        (246)
  . Contract transfers                            --         7,377,034      242,228       12,514
                                             -------       -----------   ----------     --------
                                                  --         7,600,524      789,446       20,078
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                           --           188,945           --           --
  . Annuity Payments                              --            (6,999)          --           --
  . Receipt (reimbursement) of
    mortality guarantee adjustment                --              (668)          --           --
                                             -------       -----------   ----------     --------
                                                  --           181,278           --           --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                 --         7,781,802      789,446       20,078
                                             -------       -----------   ----------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS           --         8,082,107      816,336       23,698
                                             -------       -----------   ----------     --------
NET ASSETS AT DECEMBER 31, 2004                   --         8,082,107      816,336       23,698
Changes From Operations:
  . Net investment income (loss)                 307           (29,977)     (12,495)      (3,008)
  . Net realized gain (loss) on
    investments                                   (4)           70,142        8,522        4,912
  . Net change in unrealized
    appreciation or depreciation on
    investments                                 (268)         (281,164)     (30,366)      69,522
                                             -------       -----------   ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        35          (240,999)     (34,339)      71,426
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                        39,657         2,748,160    2,704,630      288,269
  . Contract withdrawals & transfers to
    annuity reserves                            (908)       (1,754,850)    (209,092)      (4,333)
  . Contract transfers                            --        12,808,383      404,023      226,175
                                             -------       -----------   ----------     --------
                                              38,749        13,801,693    2,899,561      510,111
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                           --           543,632       33,412           --
  . Annuity Payments                              --           (47,992)        (919)          --
  . Receipt (reimbursement) of
    mortality guarantee adjustment                --            (2,825)         (32)          --
                                             -------       -----------   ----------     --------
                                                  --           492,815       32,461           --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS             38,749        14,294,508    2,932,022      510,111
                                             -------       -----------   ----------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS       38,784        14,053,509    2,897,683      581,537
                                             -------       -----------   ----------     --------
NET ASSETS AT DECEMBER 31, 2005              $38,784       $22,135,616   $3,714,019     $605,235
                                             =======       ===========   ==========     ========

See accompanying notes.

                                                                      Delaware VIPT
                            Delaware VIPT               Delaware VIPT Small Cap                   Delaware VIPT
Delaware VIPT Delaware VIPT High Yield    Delaware VIPT REIT          Value         Delaware VIPT Trend         Delaware VIPT
Global Bond   High Yield    Service Class REIT          Service Class Service Class Trend         Service Class Value
Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$ 94,554,866   $       --      $    --    $160,909,583   $       --   $179,787,347  $369,174,879   $       --   $123,091,951
   9,978,491           --           --       1,861,761         (687)    (2,090,847)   (3,730,957)        (323)       720,063
   4,042,301           --           --       6,241,968           --      5,221,218      (526,529)          17        153,028
  (6,074,018)          --           --      46,207,399       33,022     37,595,340    42,905,748       13,658     16,257,515
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
   7,946,774           --           --      54,311,128       32,335     40,725,711    38,648,262       13,352     17,130,606
   8,384,819           --           --      22,692,548      657,927     27,830,889    31,353,834      213,500     14,214,006
 (10,435,021)          --           --     (22,405,100)      (7,448)   (22,164,792)  (47,523,269)      (1,130)   (17,301,447)
 (23,579,977)          --           --      49,668,358        5,383     32,235,508   (17,273,373)         503      5,743,990
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
 (25,630,179)          --           --      49,955,806      655,862     37,901,605   (33,442,808)     212,873      2,656,549
      29,188           --           --         201,745           --        173,233       133,302           --         76,295
     (95,809)          --           --         (89,563)          --       (103,298)     (107,602)          --       (144,242)
          46           --           --          (3,022)          --         (2,222)          552           --          1,715
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
     (66,575)          --           --         109,160           --         67,713        26,252           --        (66,232)
 (25,696,754)          --           --      50,064,966      655,862     37,969,318   (33,416,556)     212,873      2,590,317
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
 (17,749,980)          --           --     104,376,094      688,197     78,695,029     5,231,706      226,225     19,720,923
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
  76,804,886           --           --     265,285,677      688,197    258,482,376   374,406,585      226,225    142,812,874
  10,153,792       (6,418)        (216)      2,426,506        1,596     (2,344,472)   (3,305,239)      (7,778)       977,899
     538,949         (238)          25      28,124,353       61,129     22,003,974     2,744,629        1,958        785,593
 (17,502,909)      17,248        1,054     (17,653,451)      71,662      2,126,090    12,704,666      105,925      5,859,329
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
  (6,810,168)      10,592          863      12,897,408      134,387     21,785,592    12,144,056      100,105      7,622,821
   5,505,644      106,054       66,030      21,526,496    2,469,123     31,197,483    25,060,093    1,091,802     14,252,622
  (9,157,332)     (62,706)      (1,318)    (29,940,331)    (130,778)   (29,793,708)  (40,272,738)     (42,205)   (18,544,401)
 (12,748,509)   2,374,530       28,726     (31,534,945)    (282,106)     9,823,077   (45,659,216)      (6,698)    14,475,721
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
 (16,400,197)   2,417,878       93,438     (39,948,780)   2,056,239     11,226,852   (60,871,861)   1,042,899     10,183,942
     114,055           --           --          96,784           --        302,440        72,396           --        373,193
     (99,076)          --           --        (126,347)          --       (140,572)     (110,959)          --       (165,129)
       3,868           --           --           3,363           --          2,205         3,158           --          7,188
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
      18,847           --           --         (26,200)          --        164,073       (35,405)          --        215,252
 (16,381,350)   2,417,878       93,438     (39,974,980)   2,056,239     11,390,925   (60,907,266)   1,042,899     10,399,194
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
 (23,191,518)   2,428,470       94,301     (27,077,572)   2,190,626     33,176,517   (48,763,210)   1,143,004     18,022,015
------------   ----------      -------    ------------   ----------   ------------  ------------   ----------   ------------
$ 53,613,368   $2,428,470      $94,301    $238,208,105   $2,878,823   $291,658,893  $325,643,375   $1,369,229   $160,834,889
============   ==========      =======    ============   ==========   ============  ============   ==========   ============

Lincoln National Variable Annuity Account C

Years Ended December 31, 2004 and 2005

                                         Delaware VIPT Fidelity VIP  Fidelity VIP
                                         Value         Contrafund    Contrafund      Fidelity VIP Growth
                                         Service Class Service Class Service Class 2 Service Class
                                         Subaccount    Subaccount    Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                $       --   $102,571,115    $       --       $103,856,285
Changes From Operations:
.. Net investment income (loss)                  (145)      (891,552)         (332)          (825,213)
.. Net realized gain (loss) on
  investments                                     84        379,853           205         (8,537,329)
.. Net change in unrealized appreciation
  or depreciation on investments               5,379     16,905,312        11,745         10,947,374
                                          ----------   ------------    ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     5,318     16,393,613        11,618          1,584,832
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                       109,988     15,177,794       320,986          9,630,551
  . Contract withdrawals & transfers to
    annuity reserves                          (2,270)   (17,220,003)      (18,159)       (11,068,453)
  . Contract transfers                           598     21,902,524         1,593        (10,747,821)
                                          ----------   ------------    ----------       ------------
                                             108,316     19,860,315       304,420        (12,185,723)
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                           --        341,035            --            139,396
  . Annuity Payments                              --        (81,017)           --            (36,986)
  . Receipt (reimbursement) of
    mortality guarantee adjustment                --         (3,112)           --             (3,695)
                                          ----------   ------------    ----------       ------------
                                                  --        256,906            --             98,715
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS            108,316     20,117,221       304,420        (12,087,008)
                                          ----------   ------------    ----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      113,634     36,510,834       316,038        (10,502,176)
                                          ----------   ------------    ----------       ------------
NET ASSETS AT DECEMBER 31, 2004              113,634    139,081,949       316,038         93,354,109
Changes From Operations:
.. Net investment income (loss)                (1,616)    (1,383,791)      (15,379)          (491,544)
.. Net realized gain (loss) on
  investments                                    997        249,158         2,125         (8,685,061)
.. Net change in unrealized appreciation
  or depreciation on investments              30,400     26,829,210       306,685         12,390,173
                                          ----------   ------------    ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    29,781     25,694,577       293,431          3,213,568
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                     1,068,319     17,908,342     3,220,074          6,961,973
  . Contract withdrawals & transfers to
    annuity reserves                         (48,267)   (19,600,216)     (102,843)       (10,623,992)
  . Contract transfers                        36,939     48,236,266        97,927        (13,665,202)
                                          ----------   ------------    ----------       ------------
                                           1,056,991     46,544,392     3,215,158        (17,327,221)
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                           --      1,423,205            --              8,989
  . Annuity Payments                              --       (192,059)           --            (41,444)
  . Receipt (reimbursement) of
    mortality guarantee adjustment                --         (1,158)           --                (70)
                                          ----------   ------------    ----------       ------------
                                                  --      1,229,988            --            (32,525)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS          1,056,991     47,774,380     3,215,158        (17,359,746)
                                          ----------   ------------    ----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    1,086,772     73,468,957     3,508,589        (14,146,178)
                                          ----------   ------------    ----------       ------------
NET ASSETS AT DECEMBER 31, 2005           $1,200,406   $212,550,906    $3,824,627       $ 79,207,931
                                          ==========   ============    ==========       ============

See accompanying notes.

Fidelity VIP    Fidelity VIP    FTVIPT Templeton   Janus Aspen      Lincoln VIPT  Lincoln VIPT      Lincoln VIPT Lincoln VIPT
Growth          Mid Cap         Global Income      Series Worldwide Aggressive    Aggressive Growth Aggressive   Aggressive
Service Class 2 Service Class 2 Securities Class 2 Growth           Growth        Service Class     Profile      Profile Service
Subaccount      Subaccount      Subaccount         Subaccount       Subaccount    Subaccount        Subaccount   Class Subaccount
----------------------------------------------------------------------------------------------------------------------------------
   $     --        $     --          $    --         $214,949,968   $224,178,391      $     --       $       --      $     --
        (76)             --               --             (103,310)    (2,168,504)          (36)              --            --
         14              --               --          (39,955,686)   (18,045,506)           (3)              --            --
      2,380              --               --           44,980,839     45,521,383         1,720               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
      2,318              --               --            4,921,843     25,307,373         1,681               --            --
     60,858              --               --           17,385,760     17,473,539        28,321               --            --
         (2)             --               --          (25,551,515)   (28,843,669)       (1,126)              --            --
        (21)             --               --          (44,150,877)   (16,550,494)          251               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
     60,835              --               --          (52,316,632)   (27,920,624)       27,446               --            --
         --              --               --              (47,050)        20,684            --               --            --
         --              --               --              (45,283)       (43,091)           --               --            --
         --              --               --                  678            885            --               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
         --              --               --              (91,655)       (21,522)           --               --            --
     60,835              --               --          (52,408,287)   (27,942,146)       27,446               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
     63,153              --               --          (47,486,444)    (2,634,773)       29,127               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
     63,153              --               --          167,463,524    221,543,618        29,127               --            --
     (1,839)           (649)            (290)             469,605     (2,079,171)       (1,649)         (11,965)       (1,199)
        190            (330)              (3)         (26,688,013)   (12,577,017)          861            2,324         1,012
     20,572          11,721              (10)          31,922,807     31,457,756        26,435          157,772        29,904
   --------        --------          -------         ------------   ------------      --------       ----------      --------
     18,923          10,742             (303)           5,704,399     16,801,568        25,647          148,131        29,717
    336,454          60,963           52,198           11,420,164     14,027,771       321,004          139,484       282,130
    (19,503)         (1,799)             (92)         (20,065,047)   (25,398,731)      (30,673)         (14,154)      (26,580)
      3,502         278,526           29,941          (30,623,722)   (16,730,979)        2,178        3,518,329       334,146
   --------        --------          -------         ------------   ------------      --------       ----------      --------
    320,453         337,690           82,047          (39,268,605)   (28,101,939)      292,509        3,643,659       589,696
         --              --               --              (79,860)        28,954            --               --            --
         --              --               --              (32,243)       (48,951)           --               --            --
         --              --               --                1,112          1,047            --               --            --
   --------        --------          -------         ------------   ------------      --------       ----------      --------
         --              --               --             (110,991)       (18,950)           --               --            --
    320,453         337,690           82,047          (39,379,596)   (28,120,889)      292,509        3,643,659       589,696
   --------        --------          -------         ------------   ------------      --------       ----------      --------
    339,376         348,432           81,744          (33,675,197)   (11,319,321)      318,156        3,791,790       619,413
   --------        --------          -------         ------------   ------------      --------       ----------      --------
   $402,529        $348,432          $81,744         $133,788,327   $210,224,297      $347,283       $3,791,790      $619,413
   ========        ========          =======         ============   ============      ========       ==========      ========

Lincoln VIPT
Bond
Subaccount
-------------
$421,811,510
  11,691,091
  15,222,101
 (10,550,242)
------------
  16,362,950
  34,763,186
 (51,965,042)
 (32,593,791)
------------
 (49,795,647)
   1,548,503
    (546,365)
       3,427
------------
   1,005,565
 (48,790,082)
------------
 (32,427,132)
------------
 389,384,378
  11,936,417
   5,191,705
 (11,104,936)
------------
   6,023,186
  29,929,548
 (45,339,876)
  (6,004,474)
------------
 (21,414,802)
   1,313,859
    (643,299)
      10,004
------------
     680,564
 (20,734,238)
------------
 (14,711,052)
------------
$374,673,326
============

Lincoln National Variable Annuity Account C

Years ended December 31, 2004 and 2005

                                                                         Lincoln VIPT
                                                          Lincoln VIPT   Capital       Lincoln VIPT
                                         Lincoln VIPT     Capital        Appreciation  Conservative
                                         Bond Service     Appreciation   Service Class Profile
                                         Class Subaccount Subaccount     Subaccount    Subaccount
---------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                  $       --    $ 749,615,972    $     --     $       --
Changes From Operations:
.. Net investment income (loss)                   4,138       (6,676,677)        (16)            --
.. Net realized gain (loss) on
  investments                                     (195)     (43,203,232)        109             --
.. Net change in unrealized appreciation
  or depreciation on investments                (1,424)      72,775,194         542             --
                                            ----------    -------------    --------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       2,519       22,895,285         635             --
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                         471,017       46,416,011      13,691             --
  . Contract withdrawals & transfers to
    annuity reserves                            (9,363)     (97,580,061)     (2,130)            --
  . Contract transfers                             554     (101,426,269)         65             --
                                            ----------    -------------    --------     ----------
                                               462,208     (152,590,319)     11,626             --
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                             --          (22,105)         --             --
  . Annuity Payments                                --         (211,002)         --             --
  . Receipt (reimbursement) of
    mortality guarantee adjustment                  --           (2,814)         --             --
                                            ----------    -------------    --------     ----------
                                                    --         (235,921)         --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS              462,208     (152,826,240)     11,626             --
                                            ----------    -------------    --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS        464,727     (129,930,955)     12,261             --
                                            ----------    -------------    --------     ----------
NET ASSETS AT DECEMBER 31, 2004                464,727      619,685,017      12,261             --
Changes From Operations:
.. Net investment income (loss)                  75,685       (4,135,322)       (722)        (4,375)
.. Net realized gain (loss) on
  investments                                   12,668      (23,545,109)        107            311
.. Net change in unrealized appreciation
  or depreciation on investments               (68,070)      41,570,171       6,244         23,623
                                            ----------    -------------    --------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      20,283       13,889,740       5,629         19,559
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                       2,696,847       32,074,697     150,480         71,284
  . Contract withdrawals & transfers to
    annuity reserves                          (155,521)     (72,487,653)     (7,423)        (9,509)
  . Contract transfers                         (64,993)     (82,995,816)       (166)     1,681,124
                                            ----------    -------------    --------     ----------
                                             2,476,333     (123,408,772)    142,891      1,742,899
 Annuity Reserves:
  . Transfer from accumulation units &
    between subaccounts                             --          (39,399)         --          9,456
  . Annuity Payments                                --         (187,978)         --            (68)
  . Receipt (reimbursement) of
    mortality guarantee adjustment                  --            6,862          --             --
                                            ----------    -------------    --------     ----------
                                                    --         (220,515)         --          9,388
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS            2,476,333     (123,629,287)    142,891      1,752,287
                                            ----------    -------------    --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      2,496,616     (109,739,547)    148,520      1,771,846
                                            ----------    -------------    --------     ----------
NET ASSETS AT DECEMBER 31, 2005             $2,961,343    $ 509,945,470    $160,781     $1,771,846
                                            ==========    =============    ========     ==========

See accompanying notes.

Lincoln VIPT                                            Lincoln VIPT                  Lincoln VIPT
Conservative                Lincoln VIPT  Lincoln VIPT  Global Asset  Lincoln VIPT    Growth and                  Lincoln VIPT
Profile       Lincoln VIPT  Equity-Income Global Asset  Allocation    Growth and      Income        Lincoln VIPT  International
Service Class Equity-Income Service Class Allocation    Service Class Income          Service Class International Service Class
Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount      Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------------------
  $     --    $773,183,911   $       --   $249,096,517    $     --    $2,175,961,869   $       --   $329,712,423   $       --
        --         588,761          643      1,616,520          26         5,691,827          370        223,572          114
        --       3,913,448           58        316,621           6       (17,404,043)         398      4,371,841           93
        --      58,295,178        9,968     26,095,786       1,596       228,878,046        5,462     58,174,715        4,921
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --      62,797,387       10,669     28,028,927       1,628       217,165,830        6,230     62,770,128        5,128
        --      57,870,478      239,767     11,577,389      91,913        93,041,189      129,445     17,237,208       83,605
        --     (92,229,948)     (13,042)   (29,176,510)       (462)     (237,881,765)     (15,335)   (40,442,429)      (2,727)
        --     (12,322,836)       4,292    (10,185,956)         75       (73,510,920)          98     11,656,156          115
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --     (46,682,306)     231,017    (27,785,077)     91,526      (218,351,496)     114,208    (11,549,065)      80,993
        --         586,915           --         94,467          --         2,578,643           --        249,779           --
        --        (514,978)          --       (146,486)         --        (3,497,593)          --        (95,538)          --
        --           4,560           --         (7,420)         --           277,114           --        (14,857)          --
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --          76,497           --        (59,439)         --          (641,836)          --        139,384           --
        --     (46,605,809)     231,017    (27,844,516)     91,526      (218,993,332)     114,208    (11,409,681)      80,993
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --      16,191,578      241,686        184,411      93,154        (1,827,502)     120,438     51,360,447       86,121
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --     789,375,489      241,686    249,280,928      93,154     2,174,134,367      120,438    381,072,870       86,121
    (1,182)        773,379        3,842        539,574         758         5,599,202        4,312      4,445,334       16,236
        20      34,699,296       25,033      9,088,781       4,867         5,476,200          459      7,067,590          401
     4,965     (11,797,139)      29,276      3,494,334      14,895        76,848,888       32,056     32,076,146      103,359
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
     3,803      23,675,536       58,151     13,122,689      20,520        87,924,290       36,827     43,589,070      119,996
   113,902      47,483,596    1,389,516     10,226,895     310,323        77,270,254      879,027     19,953,164    1,590,694
      (902)    (96,493,191)     (46,369)   (30,067,831)    (11,613)     (245,159,348)     (43,595)   (45,460,365)     (79,976)
   164,542     (40,028,051)       7,882     (5,119,758)     39,285       (89,213,836)      34,619     22,198,286       49,611
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
   277,542     (89,037,646)   1,351,029    (24,960,694)    337,995      (257,102,930)     870,051     (3,308,915)   1,560,329
        --         799,485           --        220,869          --         1,489,571           --        423,178           --
        --        (569,076)          --       (157,929)         --        (3,731,004)          --       (137,226)          --
        --          16,726           --         10,209          --           192,477           --          5,286           --
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
        --         247,135           --         73,149          --        (2,048,956)          --        291,238           --
   277,542     (88,790,511)   1,351,029    (24,887,545)    337,995      (259,151,886)     870,051     (3,017,677)   1,560,329
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
   281,345     (65,114,975)   1,409,180    (11,764,856)    358,515      (171,227,596)     906,878     40,571,393    1,680,325
  --------    ------------   ----------   ------------    --------    --------------   ----------   ------------   ----------
  $281,345    $724,260,514   $1,650,866   $237,516,072    $451,669    $2,002,906,771   $1,027,316   $421,644,263   $1,766,446
  ========    ============   ==========   ============    ========    ==============   ==========   ============   ==========

Lincoln National Variable Annuity Account C

Years ended December 31, 2004 and 2005

                                                                                                                  Lincoln VIPT
                                                                                       Lincoln VIPT  Lincoln VIPT Moderate
                                                                         Lincoln VIPT  Managed       Moderate     Profile
                                                                         Managed       Service Class Profile      Service Class
                                                                         Subaccount    Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                                               $577,813,343   $       --    $       --   $       --
Changes From Operations:
.. Net investment income (loss)                                              6,322,796        1,032            --           --
.. Net realized gain (loss) on investments                                    (815,090)         125            --           --
.. Net change in unrealized appreciation or depreciation on investments     41,869,671        6,341            --           --
                                                                         ------------   ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                47,377,377        7,498            --           --
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     24,686,689      179,115            --           --
..   Contract withdrawals & transfers to annuity reserves                  (72,499,171)        (575)           --           --
..   Contract transfers                                                    (10,262,187)         143            --           --
                                                                         ------------   ----------    ----------   ----------
                                                                          (58,074,669)     178,683            --           --
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                    558,406           --            --           --
..   Annuity Payments                                                         (383,260)          --            --           --
..   Receipt (reimbursement) of mortality guarantee adjustment                 (18,979)          --            --           --
                                                                         ------------   ----------    ----------   ----------
                                                                              156,167           --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (57,918,502)     178,683            --           --
                                                                         ------------   ----------    ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (10,541,125)     186,181            --           --
                                                                         ------------   ----------    ----------   ----------
NET ASSETS AT DECEMBER 31, 2004                                           567,272,218      186,181            --           --
Changes From Operations:
.. Net investment income (loss)                                              7,085,834       11,659       (16,994)      (3,089)
.. Net realized gain (loss) on investments                                   3,313,652        3,494         4,038           38
.. Net change in unrealized appreciation or depreciation on investments      7,822,745       11,850       152,922       25,214
                                                                         ------------   ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                18,222,231       27,003       139,966       22,163
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     23,303,360      929,778       440,952    1,089,105
..   Contract withdrawals & transfers to annuity reserves                  (65,330,160)     (42,867)     (374,218)     (11,698)
..   Contract transfers                                                    (14,862,362)     (83,836)    5,927,117      302,377
                                                                         ------------   ----------    ----------   ----------
                                                                          (56,889,162)     803,075     5,993,851    1,379,784
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                    249,818           --            --           --
..   Annuity Payments                                                         (411,462)          --            --           --
..   Receipt (reimbursement) of mortality guarantee adjustment                  15,403           --            --           --
                                                                         ------------   ----------    ----------   ----------
                                                                             (146,241)          --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (57,035,403)     803,075     5,993,851    1,379,784
                                                                         ------------   ----------    ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (38,813,172)     830,078     6,133,817    1,401,947
                                                                         ------------   ----------    ----------   ----------
NET ASSETS AT DECEMBER 31, 2005                                          $528,459,046   $1,016,259    $6,133,817   $1,401,947
                                                                         ============   ==========    ==========   ==========

See accompanying notes.

Lincoln VIPT Lincoln VIPT                                                                                   Lincoln VIPT
Moderately   Moderately                       Lincoln VIPT                   Lincoln VIPT     Lincoln VIPT  Special
Aggressive   Aggressive Profile Lincoln VIPT  Money Market  Lincoln VIPT     Social Awareness Special       Opportunities
Profile      Service Class      Money Market  Service Class Social Awareness Service Class    Opportunities Service Class
Subaccount   Subaccount         Subaccount    Subaccount    Subaccount       Subaccount       Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
 $       --       $     --      $110,621,661    $      --    $  984,103,556     $       --    $504,886,962   $       --
         --             --          (105,004)          11          (799,756)           192       1,085,268          466
         --             --                --           --        (9,152,027)           427       4,091,803          203
         --             --                --           --       116,565,758          6,801     102,618,523       12,978
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --          (105,004)          11       106,613,975          7,420     107,795,594       13,647
         --             --         9,781,524       53,905        53,873,920        147,101      27,902,947      217,943
         --             --       (32,507,805)      (4,577)     (103,972,782)       (13,501)    (59,118,076)      (3,064)
         --             --        (5,299,353)      (9,336)      (32,616,964)            72      26,722,072        5,692
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --       (28,025,634)      39,992       (82,715,826)       133,672      (4,493,057)     220,571
         --             --             9,373           --           150,767             --         614,893           --
         --             --           (32,535)          --          (342,866)            --        (201,168)          --
         --             --             1,876           --             6,046             --           2,803           --
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --           (21,286)          --          (186,053)            --         416,528           --
         --             --       (28,046,920)      39,992       (82,901,879)       133,672      (4,076,529)     220,571
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --       (28,151,924)      40,003        23,712,096        141,092     103,719,065      234,218
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --        82,469,737       40,003     1,007,815,652        141,092     608,606,027      234,218
    (20,065)        (1,855)        1,487,118        3,115        (1,736,579)           683       1,133,275        8,713
      1,535          3,966                --           --         2,351,453              3      27,269,902       33,621
    251,452         16,587                --           --       101,583,893         85,234      61,470,488      174,914
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
    232,922         18,698         1,487,118        3,115       102,198,767         85,920      89,873,665      217,248
    252,256        640,334         8,909,220      426,105        47,034,940      1,133,219      31,970,902    2,901,730
    (76,239)        (9,177)      (25,114,189)     (17,221)     (111,304,929)       (29,897)    (69,303,244)    (149,778)
  7,115,580        279,025        12,132,418     (100,374)      (34,041,047)        77,537      52,113,187       72,707
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
  7,291,597        910,182        (4,072,551)     308,510       (98,311,036)     1,180,859      14,780,845    2,824,659
         --             --           374,877           --           115,838             --         882,638           --
         --             --           (67,470)          --          (375,269)            --        (281,565)          --
         --             --           (12,990)          --            (7,002)            --          13,210           --
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
         --             --           294,417           --          (266,433)            --         614,283           --
  7,291,597        910,182        (3,778,134)     308,510       (98,577,469)     1,180,859      15,395,128    2,824,659
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
  7,524,519        928,880        (2,291,016)     311,625         3,621,298      1,266,779     105,268,793    3,041,907
 ----------       --------      ------------    ---------    --------------     ----------    ------------   ----------
 $7,524,519       $928,880      $ 80,178,721    $ 351,628    $1,011,436,950     $1,407,871    $713,874,820   $3,276,125
 ==========       ========      ============    =========    ==============     ==========    ============   ==========

MFS VIT
Capital
Opportunities
Subaccount
-------------
  $103,425
      (512)
     7,062
      (354)
  --------
     6,196
     5,297
    (1,173)
   (52,595)
  --------
   (48,471)
        --
        --
        --
  --------
        --
   (48,471)
  --------
   (42,275)
  --------
    61,150
      (173)
     1,604
    (1,551)
  --------
      (120)
        --
      (438)
    (9,286)
  --------
    (9,724)
        --
        --
        --
  --------
        --
    (9,724)
  --------
    (9,844)
  --------
  $ 51,306
  ========

Lincoln National Variable Annuity Account C

Years ended December 31, 2004 and 2005

                                                                                                    MFS VIT       NB AMT
                                                                         MFS VIT      MFS VIT       Utilities     Mid-Cap
                                                                         Total Return Utilities     Service Class Growth
                                                                         Subaccount   Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2004                                                $  847,486  $ 24,998,212   $       --   $103,842,991
Changes From Operations:
.. Net investment income (loss)                                                 3,528        74,368         (176)    (1,038,218)
.. Net realized gain (loss) on investments                                      5,105       562,992           57     (7,140,122)
.. Net change in unrealized appreciation or depreciation on investments        91,257    10,244,939       10,414     22,954,195
                                                                          ----------  ------------   ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   99,890    10,882,299       10,295     14,775,855
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       189,473     4,197,456      254,225     10,574,278
..   Contract withdrawals & transfers to annuity reserves                     (33,895)   (4,071,633)      (2,154)   (14,483,170)
..   Contract transfers                                                        88,738    27,352,702        6,208     (1,952,040)
                                                                          ----------  ------------   ----------   ------------
                                                                             244,316    27,478,525      258,279     (5,860,932)
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                        --       199,118           --         30,678
..   Annuity Payments                                                            (832)      (12,402)          --        (18,859)
..   Receipt (reimbursement) of mortality guarantee adjustment                   (528)         (322)          --            (80)
                                                                          ----------  ------------   ----------   ------------
                                                                              (1,360)      186,394           --         11,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                242,956    27,664,919      258,279     (5,849,193)
                                                                          ----------  ------------   ----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      342,846    38,547,218      268,574      8,926,662
                                                                          ----------  ------------   ----------   ------------
NET ASSETS AT DECEMBER 31, 2004                                            1,190,332    63,545,430      268,574    112,769,653
Changes From Operations:
.. Net investment income (loss)                                                10,042      (493,559)      (5,621)    (1,097,330)
.. Net realized gain (loss) on investments                                     60,276     1,366,690        4,677     (3,705,648)
.. Net change in unrealized appreciation or depreciation on investments       (49,509)   13,318,632      103,821     17,745,738
                                                                          ----------  ------------   ----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   20,809    14,191,763      102,877     12,942,760
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       182,920     8,665,069    1,451,115      9,552,128
..   Contract withdrawals & transfers to annuity reserves                     (35,760)  (12,044,029)     (61,040)   (13,301,604)
..   Contract transfers                                                       (10,482)   63,676,552       72,672     (2,722,144)
                                                                          ----------  ------------   ----------   ------------
                                                                             136,678    60,297,592    1,462,747     (6,471,620)
  Annuity Reserves:
..   Transfer from accumulation units & between subaccounts                   143,968       138,644           --         21,178
..   Annuity Payments                                                          (2,246)      (24,964)          --        (22,144)
..   Receipt (reimbursement) of mortality guarantee adjustment                     49           757           --            844
                                                                          ----------  ------------   ----------   ------------
                                                                             141,771       114,437           --           (122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                278,449    60,412,029    1,462,747     (6,471,742)
                                                                          ----------  ------------   ----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      299,258    74,603,792    1,565,624      6,471,018
                                                                          ----------  ------------   ----------   ------------
NET ASSETS AT DECEMBER 31, 2005                                           $1,489,590  $138,149,222   $1,834,198   $119,240,671
                                                                          ==========  ============   ==========   ============

See accompanying notes.

                        Putnam VT                  Scudder VIT                 Scudder VIT   WFVT       WFVT          WFVT
                        Health       Scudder VIT   Equity 500    Scudder VIT   Small Cap     Advantage  Advantage     Advantage
NB AMT       NB AMT     Sciences     Equity 500    Index         Small Cap     Index         Equity     Large Company Small Cap
Partners     Regency    Class IB     Index         Service Class Index         Service Class Income     Growth        Growth
Subaccount   Subaccount Subaccount   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------------
$23,256,555   $303,434  $12,281,975  $141,764,962   $       --   $ 61,668,294    $     --     $  4,178     $40,985     $ 47,933
   (243,158)    (4,873)    (106,203)      167,523         (182)      (370,825)       (115)         398        (617)      (1,299)
    554,945      2,935      195,867    (1,243,011)          (6)     2,216,954          35           87         271        1,373
  3,499,061     96,217      569,637    14,054,295        6,051      7,564,543       5,617        7,416         977        7,546
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
  3,810,848     94,279      659,301    12,978,807        5,863      9,410,672       5,537        7,901         631        7,620
  2,574,574    155,099    2,618,107    17,975,910      128,729      7,932,458      93,828       94,936       5,417       52,245
 (3,006,618)    (2,658)  (1,603,583)  (23,967,116)      (1,652)   (11,539,833)     (1,063)        (240)         --         (660)
 (1,736,559)   101,268   (1,266,258)    2,020,051        3,348      1,782,830       7,295           61          --       30,126
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
 (2,168,603)   253,709     (251,734)   (3,971,155)     130,425     (1,824,545)    100,060       94,757       5,417       81,711
     44,551         --           --       210,224           --        116,266          --           --          --           --
     (6,070)        --       (2,797)     (189,837)          --        (31,839)         --           --          --           --
       (374)        --          141        (6,140)          --         (1,711)         --           --          --           --
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
     38,107         --       (2,656)       14,247           --         82,716          --           --          --           --
 (2,130,496)   253,709     (254,390)   (3,956,908)     130,425     (1,741,829)    100,060       94,757       5,417       81,711
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
  1,680,352    347,988      404,911     9,021,899      136,288      7,668,843     105,597      102,658       6,048       89,331
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
 24,936,907    651,422   12,686,886   150,786,861      136,288     69,337,137     105,597      106,836      47,033      137,264
     25,914     (9,404)    (135,097)      839,718         (696)      (217,641)     (2,603)          69        (731)      (1,874)
  1,174,758    103,638      523,282       503,206          141      4,305,316       7,053          338         102        4,308
  4,153,763     11,824    1,233,691     3,698,488       33,843     (2,538,478)     26,692        4,979       2,926        9,614
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
  5,354,435    106,058    1,621,876     5,041,412       33,288      1,549,197      31,142        5,386       2,297       12,048
  2,529,684    220,386    1,870,451    15,362,927      844,754      6,110,218     549,726       45,228      13,599       84,289
 (4,866,824)   (12,761)  (1,612,755)  (17,526,424)     (24,308)    (7,609,404)    (19,427)        (362)        (20)     (19,212)
 17,965,096    (93,114)   1,846,839    (9,564,250)      17,803     (9,950,125)      6,050        4,879          --      (22,513)
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
 15,627,956    114,511    2,104,535   (11,727,747)     838,249    (11,449,311)    536,349       49,745      13,579       42,564
      1,771         --      (15,206)      662,509           --         27,079          --           --          --           --
     (8,116)        --       (1,773)     (264,488)          --        (40,976)         --           --          --           --
        (38)        --           28         8,086           --          7,911          --           --          --           --
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
     (6,383)        --      (16,951)      406,107           --         (5,986)         --           --          --           --
 15,621,573    114,511    2,087,584   (11,321,640)     838,249    (11,455,297)    536,349       49,745      13,579       42,564
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
 20,976,008    220,569    3,709,460    (6,280,228)     871,537     (9,906,100)    567,491       55,131      15,876       54,612
-----------   --------  -----------  ------------   ----------   ------------    --------     --------     -------     --------
$45,912,915   $871,991  $16,396,346  $144,506,633   $1,007,825   $ 59,431,037    $673,088     $161,967     $62,909     $191,876
===========   ========  ===========  ============   ==========   ============    ========     ========     =======     ========

Lincoln National Variable Annuity Account C

Notes to financial statements

December 31, 2005


1. Accounting Policies and Account Information
The Variable Account: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of three products, Multi-Fund(R), Multi-Fund(R) Select and eAnnuity(TM). The eAnnuity(TM) product is an annuity contract that is sold through the internet.

The assets of the Variable Account are owned by the Company. The Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Accounts are divided into variable subaccounts, each of which is invested in shares of eighty two mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. International Growth Fund
  AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Technology Class B Fund
  ABVPSF Growth and Income Class B Fund
  ABVPSF Growth Class B Fund
  ABVPSF Small/Mid Cap Value Class A Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection Class 2 Portfolio
  American Century VP International Portfolio

American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Capital Reserves Service Class Series
  Delaware VIPT Diversified Income Series
  Delaware VIPT Diversified Income Service Class Series
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT Global Bond Series
  Delaware VIPT High Yield Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT Value Series
  Delaware VIPT Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class Portfolio
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Growth Service Class Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Mid Cap Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Templeton Global Income Securities Class 2 Fund

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Aggressive Profile Fund
  Lincoln VIPT Aggressive Profile Service Class Fund
  Lincoln VIPT Bond Fund
  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Conservative Profile Fund
  Lincoln VIPT Conservative Profile Service Class Fund
  Lincoln VIPT Core Fund**
  Lincoln VIPT Equity-Income Fund
  Lincoln VIPT Equity-Income Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT Growth Fund**
  Lincoln VIPT Growth and Income Fund
  Lincoln VIPT Growth and Income Service Class Fund
  Lincoln VIPT Growth Opportunities Service Class Fund**
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Managed Fund
  Lincoln VIPT Managed Service Class Fund
  Lincoln VIPT Moderate Profile Fund
  Lincoln VIPT Moderate Profile Service Class Fund
  Lincoln VIPT Moderately Aggressive Profile Fund
  Lincoln VIPT Moderately Aggressive Profile Service Class Fund
  Lincoln VIPT Money Market Fund

Lincoln National Variable Annuity Account C

  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund
  Lincoln VIPT Special Opportunities Fund
  Lincoln VIPT Special Opportunities Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Series
  MFS VIT Total Return Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Partners Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Health Sciences Class IB Fund

Scudder Investments VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

Wells Fargo Variable Trust (WFVT):
  WFVT Advantage Equity Income Fund
  WFVT Advantage Large Company Growth Fund
  WFVT Advantage Small Cap Growth Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company ** Available fund with no money invested at December 31, 2005.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2005, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

New Investment Funds and Fund Name Changes: During 2004, the ABVPSF Growth and Income Class B Fund, the American Century VP Inflation Protection Class 2 Portfolio, the American Funds Global Growth Class 2 Fund, the Delaware VIPT Diversified Income Series, the Delaware VIPT Diversified Income Service Class Series, the Delaware VIPT Emerging Markets Service Class Series, the Delaware VIPT REIT Service Class Series, the Delaware VIPT Trend Service Class Series, the Delaware VIPT Value Service Class Series, the Fidelity VIP Contrafund Service Class 2 Portfolio, the Fidelity VIP Growth Service Class 2 Portfolio, the Lincoln VIPT Aggressive Growth Service Class Fund, the Lincoln VIPT Bond Service Class Fund, the Lincoln VIPT Capital Appreciation Service Class Fund, the Lincoln VIPT Equity-Income Service Class Fund, the Lincoln VIPT Global Asset Allocation Service Class Fund, the Lincoln VIPT Growth and Income Service Class Fund, the Lincoln VIPT International Service Class Fund, the Lincoln VIPT Managed Service Class Fund, the Lincoln VIPT Money Market Service Class Fund, the Lincoln VIPT Social Awareness Service Class Fund, the Lincoln VIPT Special Opportunities Service Class Fund, the MFS VIT Utilities Service Class Series, the Scudder VIT Equity 500 Index Service Class Fund and the Scudder VIT Small Cap Index Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2004 statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series.

During 2005, the Delaware VIPT Capital Reserves Service Class Series, the Delaware VIPT High Yield Series, the Delaware VIPT High Yield Service Class Series, the Fidelity VIP Mid Cap Service Class 2 Portfolio, the FTVIPT Templeton Global Income Securities Class 2 Fund, the Lincoln VIPT Aggressive Profile Fund, the Lincoln VIPT Aggressive Profile Service Class Fund, the Lincoln VIPT Conservative Profile Fund, the Lincoln VIPT Conservative Profile Service Class Fund, the Lincoln VIPT Core Fund, the Lincoln VIPT Growth Fund,

Lincoln National Variable Annuity Account C the Lincoln VIPT Growth Opportunities Service Class Fund, the Lincoln VIPT Moderate Profile Fund, the Lincoln VIPT Moderate Profile Service Class Fund, the Lincoln VIPT Moderately Aggressive Profile Fund and the Lincoln VIPT Moderately Aggressive Profile Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2005 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2005.

Also during 2005, the ABVPSF Technology Class B Fund changed its name to the ABVPSF Global Technology Class B Fund, the ABVPSF Small Cap Value Fund changed its name to the ABVPSF Small/Mid Cap Value Fund, the WFVT Equity Income Fund changed its name to the WFVT Advantage Equity Income Fund, the WFVT Large Company Growth Fund changed its name to the WFVT Advantage Large Company Growth Fund and the WFVT Small Cap Growth Fund changed its name to the WFVT Advantage Small Cap Growth Fund.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The range of rates are as follows for the three contract types within the Variable Account:

..  eAnnuity(TM) at a daily rate of .00150685% (.55% on an annual basis)
..  Multi-Fund(R) at a daily rate of .00273973% to .00712329 (1.00% to 2.60% on an annual basis)
.. Multi-Fund(R) Select at a daily rate of .00274521% (1.002% on an annual basis)

In addition, $13,939,410 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2005.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account C

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2005 follows.

                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth
           2005               1.00%   1.95%   $14.94   $15.55       24,902   $    385,241   15.65%    16.75%     0.69%
           2004               1.00%   1.95%    12.92    13.32       24,432        324,064   21.61%    22.77%     0.69%
           2003               1.00%   1.95%    10.62    10.85       20,352        220,344   26.58%    27.78%     1.27%
           2002               1.00%   1.95%     8.39     8.49        2,261         19,080  (17.34)%  (16.46)%    0.91%
           2001  11/19/2001   1.00%   1.95%    10.15    10.16          509          5,178    1.53%     1.64%     0.36%
AIM V.I. Premier Equity
           2005               1.00%   1.75%     9.07     9.36       17,478        161,247    3.82%     4.60%     0.79%
           2004               1.00%   1.75%     8.74     8.95       22,433        198,622    3.94%     4.72%     0.46%
           2003               1.00%   1.75%     8.41     8.54       24,449        207,313   22.91%    23.83%     0.23%
           2002               1.00%   1.75%     6.84     6.90       40,988        281,790  (31.50)%  (30.99)%    0.88%
           2001  11/19/2001   1.00%   1.95%     9.99    10.00          509          5,093   (0.14)%   (0.04)%    0.14%
ABVPSF Global Technology Class B
           2005               1.00%   1.30%     0.49    11.22   72,818,934     36,486,619    2.31%     2.62%     0.00%
           2004               1.00%   1.30%     0.48     8.50   94,555,878     45,903,361    3.73%     4.04%     0.00%
           2003               1.00%   1.75%     0.46     8.17  138,493,725     64,560,294   41.93%    42.36%     0.00%
           2002               1.00%   1.30%     0.32     5.74   83,428,602     27,282,270  (42.56)%  (42.39)%    0.00%
           2001               1.00%   1.95%     0.56     0.57   83,309,122     47,288,662  (26.42)%  (26.20)%    0.00%
ABVPSF Growth Class B
           2005               1.00%   1.30%     0.80     0.81   16,257,106     13,174,220   10.19%    10.52%     0.00%
           2004               1.00%   1.30%     0.72     0.73   20,938,610     15,353,249   13.05%    13.39%     0.00%
           2003               1.00%   1.30%     0.64     0.65   20,651,889     13,355,274   32.96%    33.36%     0.00%
           2002               1.00%   1.30%     0.48     0.48   10,647,980      5,163,438  (29.19)%  (28.98)%    0.00%
           2001               1.00%   1.30%     0.68     0.68    9,799,891      6,692,357  (24.64)%  (24.41)%    0.22%
ABVPSF Growth and Income Class B
           2005               1.00%   1.30%    11.47    11.53      542,081      6,248,479    3.24%     3.55%     1.29%
           2004   5/24/2004   1.00%   1.30%    11.11    11.13      181,142      2,016,382    9.08%    11.32%     0.14%
ABVPSF Small/Mid Cap Value Class A
           2005               1.00%   1.80%    16.62    17.14       47,790        817,091    5.06%     5.85%     0.71%
           2004               1.00%   1.75%    15.82    16.20       30,065        484,554   17.23%    18.12%     0.18%
           2003               1.00%   1.75%    13.50    13.71       24,534        335,025   38.82%    39.86%     0.53%
           2002               1.00%   1.75%     9.72     9.80        8,827         86,328   (7.81)%   (7.12)%    0.09%
           2001  11/19/2001   1.00%   1.95%    10.54    10.56          509          5,378    5.43%     5.55%     0.00%
American Century VP Inflation Protection Class 2
           2005               1.00%   1.80%    10.38    10.51       48,777        510,991   (0.20)%    0.55%     4.95%
           2004   6/23/2004   1.00%   1.75%    10.40    10.46        9,732        101,554    0.07%     4.63%     1.89%
American Century VP International
           2005               0.55%   0.55%     1.14     1.14       98,847        112,759   12.63%    12.63%     1.10%
           2004               0.55%   0.55%     1.01     1.01       93,629         94,828   14.29%    14.29%     0.53%
           2003               0.55%   0.55%     0.89     0.89      114,248        101,241   23.83%    23.83%     0.31%
           2002               0.55%   0.55%     0.72     0.72      188,700        135,042  (20.81)%  (20.81)%    0.05%
           2001               0.55%   0.55%     0.90     0.90       98,203         88,749  (29.56)%  (29.56)%    0.07%
American Funds Global Growth Class 2
           2005               1.00%   1.80%    12.62    12.77    2,125,679     27,149,977   12.10%    12.94%     0.67%
           2004   5/24/2004   1.00%   1.75%    11.26    11.31      830,270      9,389,964    8.67%    15.43%     0.05%
American Funds Growth Class 2
           2005               1.00%   2.25%     1.03    18.09  673,349,379    728,450,984   13.95%    15.04%     0.72%
           2004               1.00%   1.95%     0.90    15.83  650,424,534    603,000,010   10.32%    11.38%     0.18%
           2003               1.00%   1.95%     0.81    10.19  558,850,163    462,593,451   34.17%    35.45%     0.13%
           2002               1.00%   1.95%     0.60     7.52  408,662,563    247,889,602  (25.91)%  (25.21)%    0.03%
           2001               1.00%   1.95%     0.80     0.81  323,934,703    261,220,511  (19.21)%  (18.97)%    0.48%
American Funds Growth-Income Class 2
           2005               1.00%   2.25%    11.45    16.02    8,301,487     96,296,244    3.79%     4.78%     1.57%
           2004               1.00%   1.95%    11.37    15.39    4,492,510     50,042,130    8.24%     9.28%     1.79%
           2003               1.00%   1.95%    10.51    10.72      624,662      6,701,374   29.87%    31.11%     1.44%
           2002               1.00%   1.95%     8.09     8.18      168,152      1,371,695  (19.92)%  (19.16)%    3.15%
           2001  11/19/2001   1.00%   1.95%    10.10    10.11          509          5,153    1.02%     1.13%     0.00%

Lincoln National Variable Annuity Account C

                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
American Funds International Class 2
           2005               1.00%   2.25%   $ 1.07   $20.16  184,032,133   $210,218,274   19.16%    20.29%     1.70%
           2004               1.00%   1.95%     0.90    16.90  142,898,536    133,651,991   17.01%    18.13%     1.53%
           2003               1.00%   1.95%     0.76    11.28   93,690,450     73,676,494   32.51%    33.51%     1.62%
           2002               1.00%   1.75%     0.57     8.45   64,328,735     37,340,419  (16.33)%  (15.69)%    1.48%
           2001               1.00%   1.95%     0.68     0.68   43,603,227     29,784,382  (20.93)%  (20.69)%    0.90%
Baron Capital Asset
           2005               0.55%   1.80%     1.77    12.08   95,725,183    175,459,157    2.03%     2.80%     0.00%
           2004               0.55%   1.30%     1.73     1.98  102,460,597    180,566,032   24.01%    24.95%     0.00%
           2003               0.55%   1.30%     1.40     1.59   71,610,336    101,264,502   28.33%    29.30%     0.00%
           2002               0.55%   1.30%     1.09     1.23   69,045,972     75,841,607  (15.31)%  (14.67)%    0.00%
           2001               0.55%   1.30%     1.28     1.44   52,448,321     67,823,093   10.89%    11.72%     0.00%
Delaware VIPT Capital Reserves Service Class
           2005  8/16/2005    1.80%   1.80%     9.91     9.91        3,912         38,784   (0.03)%   (0.03)%    1.47%
Delaware VIPT Diversified Income
           2005               1.00%   1.80%    10.73    10.78    2,054,184     22,135,616   (1.73)%   (1.44)%    0.84%
           2004  5/24/2004    1.00%   1.30%    10.92    10.93      739,132      8,082,107    7.32%     9.35%     0.00%
Delaware VIPT Diversified Income Service Class
           2005               1.00%   1.80%    10.61    10.74      346,090      3,714,019   (2.31)%   (1.58)%    0.58%
           2004  6/21/2004    1.00%   1.75%    10.87    10.91       74,862        816,336    6.28%     8.34%     0.00%
Delaware VIPT Emerging Markets Service Class
           2005               1.00%   2.25%    16.93    17.14       35,425        605,235   24.90%    25.85%     0.06%
           2004  6/23/2004    1.00%   1.75%    13.56    13.62        1,743         23,698   26.81%    33.05%     0.00%
Delaware VIPT Global Bond
           2005               0.55%   1.80%     1.62     1.72   32,294,952     53,613,368   (9.84)%   (9.15)%   16.46%
           2004               0.55%   1.30%     1.79     1.89   41,855,296     76,804,886   11.54%    12.38%    13.53%
           2003               0.55%   1.30%     1.61     1.68   57,641,213     94,554,866   18.81%    19.70%     1.63%
           2002               0.55%   1.30%     1.35     1.40   60,665,695     83,503,891   23.47%    24.43%     0.21%
           2001               0.55%   1.30%     1.10     1.13   10,770,805     11,969,277   (1.77)%   (1.03)%    2.10%
Delaware VIPT High Yield
           2005   6/6/2005    1.00%   1.80%    10.23    10.27      236,402      2,428,470   (0.34)%    2.73%     0.00%
Delaware VIPT High Yield Service Class
           2005   6/9/2005    1.00%   1.00%    10.27    10.27        9,179         94,301    2.93%     2.93%     0.00%
Delaware VIPT REIT
           2005               1.00%   2.15%     2.35    19.58   98,117,755    238,208,105    4.89%     6.10%     1.97%
           2004               1.00%   2.15%     2.22    18.45  116,236,561    265,285,677   29.03%    30.07%     1.96%
           2003               1.00%   1.80%     1.71    14.19   92,110,822    160,909,583   31.70%    32.69%     2.41%
           2002               1.00%   1.75%     1.30    10.69   83,475,167    109,256,910    2.71%     3.48%     1.69%
           2001               1.00%   1.95%     1.26     1.26   37,448,466     47,250,135    7.38%     7.70%     1.48%
Delaware VIPT REIT Service Class
           2005               1.00%   1.00%    14.05    14.05      204,962      2,878,823    5.79%     5.79%     1.10%
           2004  8/12/2004    1.00%   1.00%    13.28    13.28       51,835        688,197   22.58%    22.58%     0.00%
Delaware VIPT Small Cap Value Service Class
           2005               1.00%   2.25%     1.71    18.96  163,278,780    291,658,893    7.04%     8.06%     0.15%
           2004               1.00%   1.95%     1.59    17.69  158,621,453    258,482,376   18.82%    19.96%     0.02%
           2003               1.00%   1.95%     1.33    13.85  133,062,475    179,787,347   38.93%    40.26%     0.22%
           2002               1.00%   1.95%     0.95     9.87  102,308,014     98,112,228   (7.55)%   (6.67)%    0.26%
           2001  5/29/2001    1.00%   1.95%     1.02    10.58   36,814,178     37,660,252    2.11%     5.79%     0.00%
Delaware VIPT Trend
           2005               0.55%   1.95%     2.15    16.83  146,301,640    325,643,375    3.81%     5.28%     0.00%
           2004               0.55%   1.95%     2.06    16.18  176,557,581    374,406,585   10.43%    11.99%     0.00%
           2003               0.55%   1.95%     1.86    11.18  194,436,461    369,174,879   32.49%    34.36%     0.00%
           2002               0.55%   1.95%     1.39     8.36  197,787,026    280,180,149  (21.50)%  (20.38)%    0.00%
           2001               0.55%   1.95%     1.76     1.80  218,994,125    390,692,083  (16.43)%  (15.80)%    0.00%
Delaware VIPT Trend Service Class
           2005               1.00%   1.00%    11.49    11.49      119,204      1,369,229    4.56%     4.56%     0.00%
           2004  8/13/2004    1.00%   1.00%    10.99    10.99       20,593        226,225   24.05%    24.05%     0.00%

Lincoln National Variable Annuity Account C

                              Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                 Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount  Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
-------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Value
            2005               0.55%   1.95%   $ 1.93   $12.28   80,260,557   $160,834,889    3.98%     5.45%     1.65%
            2004               0.55%   1.95%     1.85    11.70   75,081,029    142,812,874   12.71%    14.30%     1.57%
            2003               0.55%   1.95%     1.63    10.28   73,946,298    123,091,951   26.07%    27.60%     1.84%
            2002               0.55%   1.75%     1.28     8.10   68,484,800     89,576,306  (20.09)%  (19.12)%    1.57%
            2001               0.55%   1.95%     1.60     1.65   68,359,976    110,857,119   (5.13)%   (4.42)%    0.17%
Delaware VIPT Value Service Class
            2005               1.00%   1.00%    11.88    11.88      101,038      1,200,406    4.74%     4.74%     0.70%
            2004  8/12/2004    1.00%   1.00%    11.34    11.34       10,018        113,634   14.18%    14.18%     0.00%
Fidelity VIP Contrafund Service Class
            2005               1.00%   2.25%     1.36    16.35  150,721,838    212,550,906   14.76%    15.69%     0.18%
            2004               1.00%   1.80%     1.18    14.25  114,920,893    139,081,949   13.28%    14.19%     0.24%
            2003               1.00%   1.80%     1.03    11.68   97,341,175    102,571,115   26.13%    27.08%     0.33%
            2002               1.00%   1.75%     0.81     9.19   82,080,055     67,756,061  (11.00)%  (10.33)%    0.68%
            2001               1.00%   1.95%     0.91     0.92   69,343,632     63,633,254  (13.50)%  (13.24)%    0.69%
Fidelity VIP Contrafund Service Class 2
            2005               1.00%   1.00%    13.05    13.05      293,051      3,824,627   15.50%    15.50%     0.04%
            2004  8/13/2004    1.00%   1.00%    11.30    11.30       27,970        316,038   17.61%    17.61%     0.00%
Fidelity VIP Growth Service Class
            2005               1.00%   1.95%     0.81     9.69   95,219,967     79,207,931    3.63%     4.62%     0.41%
            2004               1.00%   1.95%     0.78     9.26  117,556,827     93,354,109    1.27%     2.24%     0.17%
            2003               1.00%   1.95%     0.76     9.06  133,867,903    103,856,285   30.48%    31.46%     0.19%
            2002               1.00%   1.75%     0.58     6.89  135,389,850     79,764,156  (31.42)%  (30.90)%    0.15%
            2001               1.00%   1.95%     0.85     0.85  150,928,531    128,648,668  (18.79)%  (18.55)%    0.00%
Fidelity VIP Growth Service Class 2
            2005               1.00%   1.00%    11.06    11.06       36,392        402,529    4.45%     4.45%     0.11%
            2004  8/24/2004    1.00%   1.00%    10.59    10.59        5,964         63,153   10.32%    10.32%     0.00%
Fidelity VIP Mid Cap Service Class 2
            2005  7/18/2005    1.00%   1.75%    11.56    11.61       30,034        348,432    4.30%    10.92%     0.00%
FTVIPT Templeton Global Income Securities Class 2
            2005   8/4/2005    1.00%   1.75%     9.87     9.91        8,255         81,744   (1.34)%   (1.04)%    0.00%
Janus Aspen Series Worldwide Growth
            2005               0.55%   1.80%     0.89     9.94  147,517,524    133,788,327    4.03%     5.28%     1.33%
            2004               0.55%   1.75%     0.85     9.49  193,567,325    167,463,524    2.96%     4.20%     0.95%
            2003               0.55%   1.75%     0.82     9.15  257,781,965    214,949,968   21.84%    23.31%     1.12%
            2002               0.55%   1.75%     0.67     7.45  293,052,392    199,016,331  (26.81)%  (25.91)%    0.88%
            2001               0.55%   1.95%     0.91     0.99  337,047,949    310,259,488  (23.44)%  (22.86)%    0.48%
Lincoln VIPT Aggressive Growth
            2005               1.00%   1.80%     1.52    16.26  134,590,994    210,224,297    7.85%     8.72%     0.00%
            2004               1.00%   1.80%     1.40    10.52  154,257,663    221,543,618   12.19%    12.53%     0.00%
            2003               1.00%   1.75%     1.25     9.35  175,692,646    224,178,391   30.91%    31.30%     0.00%
            2002               1.00%   1.30%     0.96     7.12  182,535,671    177,251,404  (31.13)%  (30.92)%    0.00%
            2001               1.00%   1.95%     1.39     1.41  210,720,445    296,186,546  (34.15)%  (33.96)%    0.00%
Lincoln VIPT Aggressive Growth Service Class
            2005               1.00%   1.00%    12.07    12.07       28,763        347,283    8.45%     8.45%     0.00%
            2004  8/20/2004    1.00%   1.00%    11.13    11.13        2,616         29,127   15.97%    15.97%     0.00%
Lincoln VIPT Aggressive Profile
            2005   6/6/2005    1.00%   1.30%    10.92    10.94      346,642      3,791,790    6.55%     9.39%     0.00%
Lincoln VIPT Aggressive Profile Service Class
            2005  6/23/2005    1.00%   1.00%    10.92    10.92       56,713        619,413    3.97%     8.86%     0.00%
Lincoln VIPT Bond
            2005               0.55%   1.80%     6.83    12.26   53,029,168    374,673,326    0.81%     2.08%     4.12%
            2004               0.55%   1.80%     6.74    12.06   56,084,889    389,384,378    3.48%     4.72%     3.94%
            2003               0.55%   1.75%     6.48    11.57   63,540,725    421,811,510    5.42%     6.69%     4.08%
            2002               0.55%   1.75%     6.12    10.90   73,184,380    455,965,422    8.24%     9.55%     5.07%
            2001               0.55%   1.95%     5.63     5.80   70,484,148    402,242,090    7.74%     8.55%     5.41%
Lincoln VIPT Bond Service Class
            2005               1.00%   1.00%    10.68    10.68      277,291      2,961,343    1.36%     1.36%     5.93%
            2004  8/12/2004    1.00%   1.00%    10.54    10.54       44,109        464,727    2.41%     2.41%     3.21%

Lincoln National Variable Annuity Account C

                             Minimum Maximum Minimum  Maximum                               Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                        Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets     Return(4) Return(4) Ratio(5)
--------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation
           2005               0.55%   1.80%   $ 2.25   $10.15  220,781,056   $  509,945,470    2.39%     3.63%     0.24%
           2004               0.55%   1.75%     2.19     9.84  276,781,390      619,685,017    3.46%     4.70%     0.00%
           2003               0.55%   1.75%     2.11     9.44  348,997,306      749,615,972   30.16%    31.74%     0.00%
           2002               0.55%   1.75%     1.61     7.20  386,729,545      633,360,464  (28.24)%  (27.36)%    0.00%
           2001               0.55%   1.95%     2.23     2.30  467,004,907    1,057,717,546  (26.84)%  (26.29)%    0.00%
Lincoln VIPT Capital Appreciation Service Class
           2005               1.00%   1.00%    11.12    11.12       14,456          160,781    2.91%     2.91%     0.08%
           2004  8/24/2004    1.00%   1.00%    10.81    10.81        1,134           12,261    9.84%     9.84%     0.00%
Lincoln VIPT Conservative Profile
           2005  6/13/2005    1.00%   1.00%    10.30    10.30      171,956        1,771,846    3.10%     3.10%     0.00%
Lincoln VIPT Conservative Profile Service Class
           2005   6/9/2005    1.00%   1.30%    10.27    10.29       27,370          281,345    1.67%     2.76%     0.00%
Lincoln VIPT Equity-Income
           2005               0.55%   2.25%     3.04    15.55  231,555,936      724,260,514    2.63%     3.92%     1.11%
           2004               0.55%   1.80%     2.95    15.12  261,275,914      789,375,489    7.81%     9.16%     1.08%
           2003               0.55%   1.80%     2.72    11.06  278,421,234      773,183,911   30.05%    31.62%     1.00%
           2002               0.55%   1.75%     2.08     8.44  277,126,452      586,755,983  (17.13)%  (16.13)%    1.00%
           2001               0.55%   1.95%     2.50     2.57  300,340,194      761,395,797   (8.54)%   (7.85)%    1.12%
Lincoln VIPT Equity-Income Service Class
           2005               1.00%   1.00%    11.68    11.68      141,395        1,650,866    3.19%     3.19%     1.42%
           2004  8/12/2004    1.00%   1.00%    11.31    11.31       21,361          241,686   14.24%    14.24%     1.06%
Lincoln VIPT Global Asset Allocation
           2005               1.00%   1.80%     3.47    12.44   66,720,691      237,516,072    4.95%     5.74%     1.23%
           2004               1.00%   1.75%     3.29    11.77   74,103,795      249,280,928   11.57%    12.41%     1.68%
           2003               1.00%   1.75%     2.93    10.47   83,253,960      249,096,517   18.31%    19.20%     3.12%
           2002               1.00%   1.75%     2.47     8.78   93,290,438      234,049,386  (13.53)%  (12.86)%    1.54%
           2001               1.00%   1.95%     2.84     2.88  108,705,753      312,982,692   (8.97)%   (8.70)%    0.38%
Lincoln VIPT Global Asset Allocation Service Class
           2005               1.00%   1.00%    12.06    12.06       37,459          451,669    5.47%     5.47%     1.31%
           2004  8/16/2004    1.00%   1.00%    11.43    11.43        8,148           93,154   13.13%    13.13%     0.59%
Lincoln VIPT Growth and Income
           2005               0.55%   2.15%    11.17    15.11  165,848,589    2,002,906,771    3.30%     4.96%     1.28%
           2004               0.55%   2.15%    10.79    11.89  188,106,797    2,174,134,367    9.83%    11.38%     1.27%
           2003               0.55%   1.95%     9.86    10.68  208,736,422    2,175,961,869   27.47%    29.01%     1.17%
           2002               0.55%   1.75%     7.74     8.28  225,436,409    1,830,003,177  (23.40)%  (22.48)%    1.00%
           2001               0.55%   1.95%    10.38    10.68  265,974,904    2,797,712,501  (12.38)%  (11.72)%    0.93%
Lincoln VIPT Growth and Income Service Class
           2005               1.00%   1.00%    11.74    11.74       87,504        1,027,316    4.23%     4.23%     1.78%
           2004  8/16/2004    1.00%   1.00%    11.26    11.26       10,692          120,438   14.48%    14.48%     1.16%
Lincoln VIPT International
           2005               0.55%   1.80%     2.93    19.30  139,539,198      421,644,263   10.54%    11.93%     2.12%
           2004               0.55%   1.80%     2.63    17.43  140,903,346      381,072,870   18.84%    20.27%     1.07%
           2003               0.55%   1.75%     2.21    12.38  146,246,605      329,712,423   39.16%    40.85%     2.04%
           2002               0.55%   1.75%     1.58     8.83  153,731,469      246,832,145  (12.32)%  (11.27)%    1.33%
           2001               0.55%   1.95%     1.79     1.85  171,883,800      312,341,233  (11.13)%  (10.46)%    2.07%
Lincoln VIPT International Service Class
           2005               1.00%   1.00%    13.60    13.60      129,885        1,766,446   11.14%    11.14%     3.12%
           2004  8/13/2004    1.00%   1.00%    12.24    12.24        7,038           86,121   19.24%    19.24%     0.79%
Lincoln VIPT Managed
           2005               0.55%   2.25%     6.28    12.15   81,874,088      528,459,046    2.71%     3.95%     2.31%
           2004               0.55%   1.75%     6.09    11.75   91,044,639      567,272,218    8.09%     9.40%     2.13%
           2003               0.55%   1.75%     5.60    10.78  101,042,240      577,813,343   21.31%    22.23%     2.15%
           2002               0.55%   1.30%     4.62     8.86  109,046,335      512,204,188  (12.22)%  (11.54)%    3.01%
           2001               0.55%   1.95%     5.26     5.42  126,627,721      675,338,300   (2.89)%   (2.15)%    3.15%
Lincoln VIPT Managed Service Class
           2005               1.00%   1.00%    11.35    11.35       89,535        1,016,259    3.22%     3.22%     2.95%
           2004  8/17/2004    1.00%   1.00%    11.00    11.00       16,931          186,181   10.21%    10.21%     2.01%

Lincoln National Variable Annuity Account C

                             Minimum Maximum Minimum  Maximum                               Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                        Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets     Return(4) Return(4) Ratio(5)
--------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Moderate Profile
           2005    6/9/2005   1.00%   1.30%   $10.51   $10.52      582,841   $    6,133,817    4.44%     5.19%     0.00%
Lincoln VIPT Moderate Profile Service Class
           2005   6/27/2005   1.00%   1.75%    10.46    10.51      133,526        1,401,947    0.20%     5.09%     0.00%
Lincoln VIPT Moderately Aggressive Profile
           2005   6/10/2005   1.00%   1.30%    10.68    10.70      703,179        7,524,519    5.35%     7.12%     0.00%
Lincoln VIPT Moderately Aggressive Profile Service Class
           2005    6/9/2005   1.00%   1.75%    10.64    10.69       87,007          928,880    4.23%     6.75%     0.00%
Lincoln VIPT Money Market
           2005               0.55%   1.75%     2.80    10.18   27,751,932       80,178,721    1.01%     2.23%     2.75%
           2004               0.55%   1.75%     2.76    10.00   29,097,949       82,469,737   (0.87)%    0.33%     0.85%
           2003               0.55%   1.75%     2.77    10.02   38,877,811      110,621,661   (1.07)%    0.13%     0.70%
           2002               0.55%   1.75%     2.79    10.05   59,192,929      168,477,319   (0.36)%    0.85%     1.40%
           2001               0.55%   1.95%     2.78     2.87   61,438,812      173,389,470    2.67%     3.45%     3.87%
Lincoln VIPT Money Market Service Class
           2005               1.00%   1.00%    10.14    10.14       34,673          351,628    1.51%     1.51%     2.81%
           2004   8/26/2004   1.00%   1.00%     9.99     9.99        4,004           40,003    0.04%     0.04%     0.43%
Lincoln VIPT Social Awareness
           2005               0.55%   1.95%     6.63    16.56  148,653,119    1,011,436,950    9.87%    11.41%     0.83%
           2004               0.55%   1.95%     5.99    11.39  164,370,366    1,007,815,652   10.53%    12.08%     0.92%
           2003               0.55%   1.95%     5.39    10.21  179,113,924      984,103,556   29.58%    31.14%     0.86%
           2002               0.55%   1.75%     4.14     7.82  189,687,577      798,133,644  (23.48)%  (22.55)%    0.89%
           2001               0.55%   1.95%     5.38     5.54  219,405,795    1,197,266,690  (10.70)%  (10.02)%    0.64%
Lincoln VIPT Social Awareness Service Class
           2005               1.00%   1.00%    12.42    12.42      113,371        1,407,871   10.64%    10.64%     1.11%
           2004   8/16/2004   1.00%   1.00%    11.22    11.22       12,570          141,092   15.28%    15.28%     0.73%
Lincoln VIPT Special Opportunities
           2005               0.55%   2.25%    15.07    19.35   46,170,962      713,874,820   13.41%    15.01%     1.18%
           2004               0.55%   1.95%    13.20    17.01   45,075,221      608,606,027   20.39%    22.09%     1.21%
           2003               0.55%   1.95%    10.89    12.17   45,453,656      504,886,962   31.67%    33.26%     1.31%
           2002               0.55%   1.75%     8.24     9.17   48,383,568      405,078,743  (13.26)%  (12.20)%    1.39%
           2001               0.55%   1.95%     9.45     9.73   52,147,469      499,492,433    0.81%     1.57%     1.43%
Lincoln VIPT Special Opportunities Service Class
           2005               1.00%   1.00%    13.89    13.89      235,840        3,276,125   14.21%    14.21%     1.61%
           2004   8/10/2004   1.00%   1.00%    12.16    12.16       19,256          234,218   20.21%    20.21%     1.04%
MFS VIT Capital Opportunities
           2005               1.00%   1.75%     9.65     9.94        5,178           51,306   (0.08)%    0.67%     0.74%
           2004               1.00%   1.75%     9.66     9.87        6,205           61,150   10.63%    11.35%     0.49%
           2003               1.00%   1.75%     8.87     8.87       11,713          103,425   26.09%    26.09%     0.19%
           2002               1.00%   1.00%     7.03     7.03        4,314           30,341  (30.42)%  (30.42)%    0.01%
           2001  11/19/2001   1.00%   1.95%    10.10    10.11          509            5,150    0.97%     1.08%     0.00%
MFS VIT Total Return
           2005               1.00%   1.95%    11.80    12.27      122,330        1,489,590    0.83%     1.80%     1.98%
           2004               1.00%   1.95%    11.70    12.05       99,430        1,190,332    9.17%    10.21%     1.55%
           2003               1.00%   1.95%    10.76    10.93       77,802          847,486   14.31%    15.17%     1.38%
           2002               1.00%   1.75%     9.42     9.50       20,183          191,295   (6.81)%   (6.11)%    0.64%
           2001  11/19/2001   1.00%   1.95%    10.10    10.11          509            5,153    1.02%     1.13%     0.00%
MFS VIT Utilities
           2005               1.00%   2.25%     1.19    22.29  112,816,391      138,149,222   14.58%    15.68%     0.52%
           2004               1.00%   1.95%     1.03    13.05   60,302,222       63,545,430   27.69%    28.90%     1.22%
           2003               1.00%   1.95%     0.80    10.12   30,669,050       24,998,212   33.27%    34.54%     1.37%
           2002               1.00%   1.95%     0.60     7.52    8,445,091        5,082,599  (24.25)%  (23.53)%    2.51%
           2001   5/29/2001   1.00%   1.95%     0.79     9.84    5,508,821        4,336,938  (21.49)%   (1.60)%    0.00%
MFS VIT Utilities Service Class
           2005               1.00%   1.00%    14.68    14.68      124,967        1,834,198   15.41%    15.41%     0.28%
           2004   8/13/2004   1.00%   1.00%    12.72    12.72       21,118          268,574   22.22%    22.22%     0.00%

Lincoln National Variable Annuity Account C

                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth
           2005               0.55%   1.95%   $ 1.13   $15.96  102,173,309   $119,240,671   11.55%    13.12%     0.00%
           2004               0.55%   1.95%     1.01    14.29  109,676,815    112,769,653   14.06%    15.67%     0.00%
           2003               0.55%   1.95%     0.88     9.03  116,749,476    103,842,991   25.60%    27.37%     0.00%
           2002               0.55%   1.95%     0.69     7.12  120,587,999     84,435,146  (30.70)%  (29.73)%    0.00%
           2001               0.55%   1.95%     0.99     1.05  136,841,559    136,924,119  (25.62)%  (25.06)%    0.00%
NB AMT Partners
           2005               0.55%   1.30%     1.32     1.43   34,235,855     45,912,915   16.52%    17.40%     1.08%
           2004               0.55%   1.30%     1.13     1.22   21,731,443     24,936,907   17.44%    18.32%     0.01%
           2003               0.55%   1.30%     0.96     1.03   23,872,215     23,256,555   33.34%    34.35%     0.00%
           2002               0.55%   1.30%     0.72     0.77   17,591,565     12,813,959  (25.13)%  (24.56)%    0.57%
           2001               0.55%   1.30%     0.96     1.01   19,866,858     19,271,117   (4.08)%   (3.36)%    0.29%
NB AMT Regency
           2005               1.00%   2.25%    16.18    16.82       52,006        871,991    9.84%    10.89%     0.09%
           2004               1.00%   1.95%    14.73    15.17       43,095        651,422   20.00%    21.14%     0.03%
           2003               1.00%   1.95%    12.33    12.52       24,317        303,434   33.49%    34.50%     0.00%
           2002               1.00%   1.75%     9.24     9.31        4,839         45,008  (12.09)%  (11.46)%    0.05%
           2001  11/19/2001   1.00%   1.95%    10.50    10.52          509          5,358    5.04%     5.16%     0.00%
Putnam VT Health Sciences Class IB
           2005               1.00%   1.75%     1.02    10.95   15,649,904     16,396,346   11.23%    12.07%     0.05%
           2004               1.00%   1.75%     0.92     9.77   13,566,356     12,686,886    5.27%     6.06%     0.18%
           2003               1.00%   1.75%     0.87     9.21   13,891,906     12,281,975   16.86%    17.21%     0.45%
           2002               1.00%   1.30%     0.74     7.86    9,238,738      6,925,315  (21.37)%  (21.14)%    0.00%
           2001   5/29/2001   1.00%   1.95%     0.94     9.97    4,956,150      4,691,014   (5.61)%   (0.29)%    0.00%
Scudder VIT Equity 500 Index
           2005               0.55%   1.95%     0.92    11.04  150,969,247    144,506,633    2.65%     4.10%     1.58%
           2004               0.55%   1.95%     0.89    10.66  163,022,592    150,786,861    8.46%     9.99%     1.13%
           2003               0.55%   1.95%     0.82     9.73  168,526,129    141,764,962   25.94%    27.46%     1.17%
           2002               0.55%   1.75%     0.65     7.67  138,987,242     91,317,000  (23.67)%  (22.74)%    1.07%
           2001               0.55%   1.95%     0.85     0.91  127,610,349    108,586,939  (13.32)%  (12.66)%    0.92%
Scudder VIT Equity 500 Index Service Class
           2005               1.00%   1.00%    11.46    11.46       87,979      1,007,825    3.38%     3.38%     0.87%
           2004   8/17/2004   1.00%   1.00%    11.08    11.08       12,299        136,288   12.15%    12.15%     0.00%
Scudder VIT Small Cap Index
           2005               0.55%   2.25%     1.51    14.66   38,065,575     59,431,037    2.45%     3.69%     0.65%
           2004               0.55%   1.75%     1.46    14.20   46,016,290     69,337,137   15.72%    17.11%     0.46%
           2003               0.55%   1.75%     1.26    12.18   48,029,009     61,668,294   43.89%    45.62%     0.67%
           2002               0.55%   1.75%     0.87     8.40   22,951,666     20,258,428  (21.96)%  (21.02)%    0.71%
           2001               0.55%   1.95%     1.11     1.15   20,257,833     22,682,416    0.75%     1.51%     0.74%
Scudder VIT Small Cap Index Service Class
           2005               1.00%   1.00%    12.12    12.12       55,544        673,088    2.96%     2.96%     0.28%
           2004   8/12/2004   1.00%   1.00%    11.77    11.77        8,972        105,597   25.75%    25.75%     0.00%
WFVT Advantage Equity Income
           2005               1.00%   1.75%    11.10    11.40       14,449        161,967    3.55%     4.33%     1.52%
           2004               1.00%   1.75%    10.85    10.85        9,905        106,836    9.64%     9.64%     2.47%
           2003    3/3/2003   1.30%   1.30%     9.89     9.89          422          4,178   33.00%    33.00%     0.78%
WFVT Advantage Large Company Growth
           2005               1.00%   1.75%    10.22    10.50        6,116         62,909    3.87%     4.65%     0.16%
           2004               1.00%   1.75%     9.84    10.04        4,754         47,033    1.47%     2.23%     0.00%
           2003    4/7/2003   1.00%   1.75%     9.70     9.82        4,207         40,985    9.38%    23.28%     0.00%
WFVT Advantage Small Cap Growth
           2005               1.00%   1.75%    11.38    11.69       16,522        191,876    4.40%     5.19%     0.00%
           2004               1.00%   1.75%    10.90    11.12       12,413        137,264   11.80%    12.64%     0.00%
           2003               1.00%   1.75%     9.87     9.87        4,887         47,933   40.85%    40.85%     0.00%
           2002   12/5/2002   1.00%   1.00%     7.01     7.01        1,922         13,478   (4.03)%   (4.03)%    0.00%

Lincoln National Variable Annuity Account C

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

   Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln National Variable Annuity Account C

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2005.

                                                     Aggregate   Aggregate
                                                     Cost of     Proceeds
                                                     Purchases   from Sales
   -------------------------------------------------------------------------
   AIM V.I. International Growth                     $    15,553 $    11,274
   AIM V.I. Premier Equity                                 3,046      47,629
   ABVPSF Global Technology Class B                    3,094,038  13,261,811
   ABVPSF Growth Class B                               2,176,496   5,732,210
   ABVPSF Growth and Income Class B                    5,237,524   1,173,656
   ABVPSF Small/Mid Cap Value Class A                    424,569      89,580
   American Century VP Inflation Protection Class 2      527,788     111,694
   American Century VP International                      26,523      20,590
   American Funds Global Growth Class 2               16,051,287   1,259,824
   American Funds Growth Class 2                      48,269,372  19,158,471
   American Funds Growth-Income Class 2               45,509,680   3,050,180
   American Funds International Class 2               48,526,578   3,126,781
   Baron Capital Asset                                19,447,060  29,876,239
   Delaware VIPT Capital Reserves Service Class           40,210       1,150
   Delaware VIPT Diversified Income                   15,469,092   1,064,477
   Delaware VIPT Diversified Income Service Class      3,398,553     440,892
   Delaware VIPT Emerging Markets Service Class          592,864      81,842
   Delaware VIPT Global Bond                          14,191,743  19,114,792
   Delaware VIPT High Yield                            2,579,815     197,405
   Delaware VIPT High Yield Service Class                 95,678       3,551
   Delaware VIPT REIT                                 37,967,522  59,997,443
   Delaware VIPT REIT Service Class                    2,353,743     232,151
   Delaware VIPT Small Cap Value Service Class        43,987,815  15,375,417
   Delaware VIPT Trend                                 1,235,898  65,735,905
   Delaware VIPT Trend Service Class                   1,071,359      34,045
   Delaware VIPT Value                                19,033,341   7,530,913
   Delaware VIPT Value Service Class                   1,099,535      47,658
   Fidelity VIP Contrafund Service Class              48,929,723   2,390,415
   Fidelity VIP Contrafund Service Class 2             3,212,862      26,658
   Fidelity VIP Growth Service Class                     615,925  18,646,116
   Fidelity VIP Growth Service Class 2                   324,014       6,191
   Fidelity VIP Mid Cap Service Class 2                  358,886      21,824
   FTVIPT Templeton Global Income Securities Class 2      82,129         367
   Janus Aspen Series Worldwide Growth                 1,870,998  40,824,149
   Lincoln VIPT Aggressive Growth                        730,050  30,971,092
   Lincoln VIPT Aggressive Growth Service Class          304,218      17,525
   Lincoln VIPT Aggressive Profile                     3,927,378     347,933
   Lincoln VIPT Aggressive Profile Service Class         618,558      32,654
   Lincoln VIPT Bond                                  32,477,349  38,271,987

Lincoln National Variable Annuity Account C

                                                         Aggregate   Aggregate
                                                         Cost of     Proceeds
                                                         Purchases   from Sales
---------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                          $ 2,688,439 $    120,748
Lincoln VIPT Capital Appreciation                          1,082,902  129,314,350
Lincoln VIPT Capital Appreciation Service Class              144,184        4,388
Lincoln VIPT Conservative Profile                          1,834,994       88,169
Lincoln VIPT Conservative Profile Service Class              276,629        2,431
Lincoln VIPT Equity-Income                                33,425,735   96,793,608
Lincoln VIPT Equity-Income Service Class                   1,405,392       29,766
Lincoln VIPT Global Asset Allocation                      10,548,981   28,234,990
Lincoln VIPT Global Asset Allocation Service Class           349,960        8,102
Lincoln VIPT Growth and Income                            26,012,001  279,155,125
Lincoln VIPT Growth and Income Service Class                 883,217       12,783
Lincoln VIPT International                                26,671,954   24,958,207
Lincoln VIPT International Service Class                   1,612,098       47,122
Lincoln VIPT Managed                                      14,471,904   64,424,185
Lincoln VIPT Managed Service Class                           927,433      119,368
Lincoln VIPT Moderate Profile                              6,447,833      479,553
Lincoln VIPT Moderate Profile Service Class                1,378,202       12,673
Lincoln VIPT Moderately Aggressive Profile                 7,237,933       70,277
Lincoln VIPT Moderately Aggressive Profile Service Class   1,031,715      131,480
Lincoln VIPT Money Market                                 47,338,306   49,615,775
Lincoln VIPT Money Market Service Class                      386,557       77,827
Lincoln VIPT Social Awareness                              9,035,949  109,306,202
Lincoln VIPT Social Awareness Service Class                1,171,615           66
Lincoln VIPT Special Opportunities                        60,859,011   22,397,554
Lincoln VIPT Special Opportunities Service Class           2,886,056       40,190
MFS VIT Capital Opportunities                                    372       10,268
MFS VIT Total Return                                         433,278       94,610
MFS VIT Utilities                                         69,260,057    8,714,851
MFS VIT Utilities Service Class                            1,537,838       88,219
NB AMT Mid-Cap Growth                                      7,439,792   15,112,367
NB AMT Partners                                           22,004,048    6,294,219
NB AMT Regency                                               418,187      253,906
Putnam VT Health Sciences Class IB                         6,206,837    4,275,642
Scudder VIT Equity 500 Index                              14,067,678   24,508,618
Scudder VIT Equity 500 Index Service Class                   837,937        4,831
Scudder VIT Small Cap Index                                5,208,643   15,130,227
Scudder VIT Small Cap Index Service Class                    545,757        7,304
WFVT Advantage Equity Income                                  57,266        7,443
WFVT Advantage Large Company Growth                           13,672          821
WFVT Advantage Small Cap Growth                              114,043       73,345

Lincoln National Variable Annuity Account C

5. Investments

The following is a summary of investments owned at December 31, 2005.

                                                             Net
                                                  Shares     Asset  Fair
                                                  Owned      Value  Value of Shares Cost of Shares
--------------------------------------------------------------------------------------------------
AIM V.I. International Growth                         16,628 $23.17  $    385,265    $    247,184
AIM V.I. Premier Equity                                7,225  22.32       161,259         129,680
ABVPSF Global Technology Class B                   2,346,294  15.63    36,672,574      34,330,283
ABVPSF Growth Class B                                657,090  20.15    13,240,356      10,836,331
ABVPSF Growth and Income Class B                     254,422  24.65     6,271,491       5,954,619
ABVPSF Small/Mid Cap Value Class A                    47,898  17.06       817,141         698,714
American Century VP Inflation Protection Class 2      49,808  10.26       511,025         516,045
American Century VP International                     13,701   8.23       112,762          82,945
American Funds Global Growth Class 2               1,386,973  19.52    27,073,722      23,462,588
American Funds Growth Class 2                     12,342,898  58.98   727,984,134     647,825,157
American Funds Growth-Income Class 2               2,523,839  38.12    96,208,742      88,220,650
American Funds International Class 2              11,103,489  18.92   210,078,005     151,512,827
Baron Capital Asset                                6,277,916  27.96   175,530,532     130,987,138
Delaware VIPT Capital Reserves Service Class           4,019   9.65        38,788          39,056
Delaware VIPT Diversified Income                   2,389,276   9.26    22,124,707      22,092,957
Delaware VIPT Diversified Income Service Class       401,857   9.23     3,709,142       3,710,890
Delaware VIPT Emerging Markets Service Class          33,055  18.16       600,274         528,990
Delaware VIPT Global Bond                          5,193,349  10.33    53,647,292      58,838,590
Delaware VIPT High Yield                             405,993   5.91     2,399,420       2,382,172
Delaware VIPT High Yield Service Class                15,798   5.90        93,206          92,152
Delaware VIPT REIT                                12,697,926  18.77   238,340,064     176,127,368
Delaware VIPT REIT Service Class                     152,873  18.74     2,864,847       2,760,163
Delaware VIPT Small Cap Value Service Class        9,487,420  30.76   291,833,046     218,720,748
Delaware VIPT Trend                               10,016,637  32.53   325,841,199     283,560,307
Delaware VIPT Trend Service Class                     42,439  32.17     1,365,260       1,245,677
Delaware VIPT Value                                8,365,450  19.23   160,867,596     139,072,802
Delaware VIPT Value Service Class                     62,100  19.20     1,192,321       1,156,542
Fidelity VIP Contrafund Service Class              6,875,281  30.93   212,652,447     166,273,578
Fidelity VIP Contrafund Service Class 2              124,131  30.69     3,809,582       3,491,152
Fidelity VIP Growth Service Class                  2,359,331  33.56    79,179,160     108,819,550
Fidelity VIP Growth Service Class 2                   12,036  33.29       400,677         377,725
Fidelity VIP Mid Cap Service Class 2                  10,051  34.67       348,453         336,732
FTVIPT Templeton Global Income Securities Class 2      5,761  14.19        81,749          81,759
Janus Aspen Series Worldwide Growth                4,787,423  27.96   133,856,350     209,120,700
Lincoln VIPT Aggressive Growth                    19,431,850  10.82   210,330,342     270,655,986
Lincoln VIPT Aggressive Growth Service Class          31,983  10.75       343,947         315,792
Lincoln VIPT Aggressive Profile                      328,260  11.39     3,739,541       3,581,769
Lincoln VIPT Aggressive Profile Service Class         54,240  11.37       616,820         586,916
Lincoln VIPT Bond                                 29,669,154  12.62   374,424,724     368,029,702

Lincoln National Variable Annuity Account C

                                                                    Net
                                                         Shares     Asset Fair
                                                         Owned      Value Value of Shares Cost of Shares
--------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                             233,271 12.62 $    2,944,109  $    3,013,603
Lincoln VIPT Capital Appreciation                        27,758,080 18.38    510,082,477     574,274,855
Lincoln VIPT Capital Appreciation Service Class               8,658 18.29        158,383         151,597
Lincoln VIPT Conservative Profile                           167,195 10.59      1,770,759       1,747,136
Lincoln VIPT Conservative Profile Service Class              26,403 10.57        279,183         274,218
Lincoln VIPT Equity-Income                               40,262,940 17.99    724,491,350     632,617,320
Lincoln VIPT Equity-Income Service Class                     91,454 17.98      1,644,336       1,605,092
Lincoln VIPT Global Asset Allocation                     16,341,667 14.54    237,526,133     209,841,421
Lincoln VIPT Global Asset Allocation Service Class           30,940 14.53        449,503         433,012
Lincoln VIPT Growth and Income                           63,258,407 31.67  2,003,583,520   1,906,522,373
Lincoln VIPT Growth and Income Service Class                 32,318 31.65      1,022,851         985,333
Lincoln VIPT International                               23,485,545 17.97    421,941,305     279,956,267
Lincoln VIPT International Service Class                     97,396 17.96      1,748,944       1,640,664
Lincoln VIPT Managed                                     33,645,509 15.71    528,503,658     495,184,503
Lincoln VIPT Managed Service Class                           64,246 15.70      1,008,601         990,410
Lincoln VIPT Moderate Profile                               563,707 10.87      6,125,240       5,972,318
Lincoln VIPT Moderate Profile Service Class                 128,218 10.85      1,390,781       1,365,567
Lincoln VIPT Moderately Aggressive Profile                  668,526 11.10      7,420,643       7,169,191
Lincoln VIPT Moderately Aggressive Profile Service Class     83,096 11.08        920,788         904,201
Lincoln VIPT Money Market                                 8,014,569 10.00     80,145,690      80,145,690
Lincoln VIPT Money Market Service Class                      34,873 10.00        348,728         348,728
Lincoln VIPT Social Awareness                            31,355,375 32.26  1,011,493,044     920,148,992
Lincoln VIPT Social Awareness Service Class                  43,329 32.23      1,396,481       1,304,446
Lincoln VIPT Special Opportunities                       17,909,071 39.87    713,980,951     487,565,097
Lincoln VIPT Special Opportunities Service Class             81,587 39.84      3,250,025       3,062,133
MFS VIT Capital Opportunities                                 3,748 13.69         51,309          41,239
MFS VIT Total Return                                         71,994 20.69      1,489,545       1,364,138
MFS VIT Utilities                                         5,837,971 23.74    138,593,427     111,786,866
MFS VIT Utilities Service Class                              77,446 23.56      1,824,627       1,710,392
NB AMT Mid-Cap Growth                                     5,878,220 20.28    119,210,309     131,644,907
NB AMT Partners                                           2,147,973 21.41     45,988,112      36,897,290
NB AMT Regency                                               56,261 15.50        872,045         716,787
Putnam VT Health Sciences Class IB                        1,235,056 13.27     16,389,182      13,814,137
Scudder VIT Equity 500 Index                             11,018,479 13.11    144,452,266     136,432,526
Scudder VIT Equity 500 Index Service Class                   76,407 13.10      1,000,927         961,033
Scudder VIT Small Cap Index                               4,128,042 14.40     59,443,809      47,184,058
Scudder VIT Small Cap Index Service Class                    46,531 14.39        669,587         637,278
WFVT Advantage Equity Income                                  9,551 16.96        161,980         149,342
WFVT Advantage Large Company Growth                           6,714  9.37         62,914          52,849
WFVT Advantage Small Cap Growth                              23,008  8.34        191,889         166,189

Lincoln National Variable Annuity Account C

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2005 is as follows:

                                                  Units       Units         Net Increase
                                                  Issued      Redeemed      (Decrease)
----------------------------------------------------------------------------------------
AIM V.I. International Growth                             998         (528)         470
AIM V.I. Premier Equity                                   197       (5,152)      (4,955)
ABVPSF Global Technology Class B                   20,382,069  (42,119,013) (21,736,944)
ABVPSF Growth Class B                               6,216,032  (10,897,536)  (4,681,504)
ABVPSF Growth and Income Class B                      553,764     (192,825)     360,939
ABVPSF Small/Mid Cap Value Class A                     23,064       (5,339)      17,725
American Century VP Inflation Protection Class 2       49,566      (10,521)      39,045
American Century VP International                      32,008      (26,790)       5,218
American Funds Global Growth Class 2                1,700,619     (405,210)   1,295,409
American Funds Growth Class 2                     140,077,125 (117,152,280)  22,924,845
American Funds Growth-Income Class 2                5,135,733   (1,326,756)   3,808,977
American Funds International Class 2               74,827,269  (33,693,672)  41,133,597
Baron Capital Asset                                31,691,612  (38,427,026)  (6,735,414)
Delaware VIPT Capital Reserves Service Class            4,004          (92)       3,912
Delaware VIPT Diversified Income                    1,836,827     (521,775)   1,315,052
Delaware VIPT Diversified Income Service Class        322,808      (51,580)     271,228
Delaware VIPT Emerging Markets Service Class           39,375       (5,693)      33,682
Delaware VIPT Global Bond                           7,106,721  (16,667,065)  (9,560,344)
Delaware VIPT High Yield                              274,868      (38,466)     236,402
Delaware VIPT High Yield Service Class                  9,804         (625)       9,179
Delaware VIPT REIT                                 28,943,476  (47,062,282) (18,118,806)
Delaware VIPT REIT Service Class                      188,139      (35,012)     153,127
Delaware VIPT Small Cap Value Service Class        45,162,319  (40,504,992)   4,657,327
Delaware VIPT Trend                                16,864,435  (47,120,376) (30,255,941)
Delaware VIPT Trend Service Class                     106,993       (8,382)      98,611
Delaware VIPT Value                                22,604,363  (17,424,835)   5,179,528
Delaware VIPT Value Service Class                      98,760       (7,740)      91,020
Fidelity VIP Contrafund Service Class              60,584,594  (24,783,649)  35,800,945
Fidelity VIP Contrafund Service Class 2               278,003      (12,922)     265,081
Fidelity VIP Growth Service Class                  11,323,735  (33,660,595) (22,336,860)
Fidelity VIP Growth Service Class 2                    32,354       (1,926)      30,428
Fidelity VIP Mid Cap Service Class 2                   32,019       (1,985)      30,034
FTVIPT Templeton Global Income Securities Class 2       8,264           (9)       8,255
Janus Aspen Series Worldwide Growth                14,700,651  (60,750,452) (46,049,801)
Lincoln VIPT Aggressive Growth                     14,103,703  (33,770,372) (19,666,669)
Lincoln VIPT Aggressive Growth Service Class           29,179       (3,032)      26,147
Lincoln VIPT Aggressive Profile                       397,677      (51,035)     346,642
Lincoln VIPT Aggressive Profile Service Class          59,771       (3,058)      56,713
Lincoln VIPT Bond                                   9,774,719  (12,830,440)  (3,055,721)

Lincoln National Variable Annuity Account C

                                                         Units      Units        Net Increase
                                                         Issued     Redeemed     (Decrease)
---------------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                             264,319     (31,137)     233,182
Lincoln VIPT Capital Appreciation                        17,101,633 (73,101,967) (56,000,334)
Lincoln VIPT Capital Appreciation Service Class              14,131        (809)      13,322
Lincoln VIPT Conservative Profile                           184,567     (12,611)     171,956
Lincoln VIPT Conservative Profile Service Class              27,594        (224)      27,370
Lincoln VIPT Equity-Income                               22,009,118 (51,729,096) (29,719,978)
Lincoln VIPT Equity-Income Service Class                    127,938      (7,904)     120,034
Lincoln VIPT Global Asset Allocation                      4,968,544 (12,351,648)  (7,383,104)
Lincoln VIPT Global Asset Allocation Service Class           30,667      (1,356)      29,311
Lincoln VIPT Growth and Income                            9,113,998 (31,372,206) (22,258,208)
Lincoln VIPT Growth and Income Service Class                 81,440      (4,628)      76,812
Lincoln VIPT International                               26,547,956 (27,912,104)  (1,364,148)
Lincoln VIPT International Service Class                    130,894      (8,047)     122,847
Lincoln VIPT Managed                                      5,272,590 (14,443,141)  (9,170,551)
Lincoln VIPT Managed Service Class                           87,886     (15,282)      72,604
Lincoln VIPT Moderate Profile                               641,166     (58,325)     582,841
Lincoln VIPT Moderate Profile Service Class                 134,973      (1,447)     133,526
Lincoln VIPT Moderately Aggressive Profile                  734,488     (31,309)     703,179
Lincoln VIPT Moderately Aggressive Profile Service Class     99,925     (12,918)      87,007
Lincoln VIPT Money Market                                28,434,113 (29,780,130)  (1,346,017)
Lincoln VIPT Money Market Service Class                      43,069     (12,400)      30,669
Lincoln VIPT Social Awareness                            10,657,830 (26,375,077) (15,717,247)
Lincoln VIPT Social Awareness Service Class                 104,008      (3,207)     100,801
Lincoln VIPT Special Opportunities                        8,933,221  (7,837,480)   1,095,741
Lincoln VIPT Special Opportunities Service Class            231,733     (15,149)     216,584
MFS VIT Capital Opportunities                                    --      (1,027)      (1,027)
MFS VIT Total Return                                         30,666      (7,766)      22,900
MFS VIT Utilities                                        90,355,677 (37,841,508)  52,514,169
MFS VIT Utilities Service Class                             118,099     (14,250)     103,849
NB AMT Mid-Cap Growth                                    21,754,063 (29,257,569)  (7,503,506)
NB AMT Partners                                          25,192,181 (12,687,769)  12,504,412
NB AMT Regency                                               23,655     (14,744)       8,911
Putnam VT Health Sciences Class IB                       10,474,221  (8,390,673)   2,083,548
Scudder VIT Equity 500 Index                             35,362,421 (47,415,766) (12,053,345)
Scudder VIT Equity 500 Index Service Class                   80,216      (4,536)      75,680
Scudder VIT Small Cap Index                              10,447,943 (18,398,658)  (7,950,715)
Scudder VIT Small Cap Index Service Class                    49,421      (2,849)      46,572
WFVT Advantage Equity Income                                  5,058        (514)       4,544
WFVT Advantage Large Company Growth                           1,364          (2)       1,362
WFVT Advantage Small Cap Growth                              11,125      (7,016)       4,109

Lincoln National Variable Annuity Account C

The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                 Units       Units         Net Increase
                                                 Issued      Redeemed      (Decrease)
---------------------------------------------------------------------------------------
AIM V.I. International Growth                          5,708       (1,628)       4,080
AIM V.I. Premier Equity                                2,729       (4,745)      (2,016)
ABVPSF Growth and Income Class B                     253,831      (72,689)     181,142
ABVPSF Growth Class B                             27,397,217  (27,110,496)     286,721
ABVPSF Small/Mid Cap Value Class A                     6,877       (1,346)       5,531
ABVPSF Global Technology Class B                  74,717,281 (118,655,128) (43,937,847)
American Century VP Inflation Protection Class 2      10,769       (1,037)       9,732
American Century VP International                        528      (21,147)     (20,619)
American Funds Global Growth Class 2                 925,344      (95,074)     830,270
American Funds Growth Class 2                    274,472,573 (182,898,202)  91,574,371
American Funds Growth-Income Class 2               4,583,089     (715,241)   3,867,848
American Funds International Class 2              89,614,674  (40,406,588)  49,208,086
Baron Capital Asset                               63,196,166  (32,345,905)  30,850,261
Delaware VIPT Diversified Income                     988,664     (249,532)     739,132
Delaware VIPT Diversified Income Service Class        77,102       (2,240)      74,862
Delaware VIPT Emerging Markets Service Class           4,333       (2,590)       1,743
Delaware VIPT Global Bond                         15,501,870  (31,287,787) (15,785,917)
Delaware VIPT REIT                                66,913,060  (42,787,321)  24,125,739
Delaware VIPT REIT Service Class                      52,497         (662)      51,835
Delaware VIPT Small Cap Value Service Class       72,557,765  (46,998,787)  25,558,978
Delaware VIPT Trend                               39,863,673  (57,742,553) (17,878,880)
Delaware VIPT Trend Service Class                     20,706         (113)      20,593
Delaware VIPT Value                               22,914,995  (21,780,264)   1,134,731
Delaware VIPT Value Service Class                     10,230         (212)      10,018
Fidelity VIP Contrafund Service Class             47,734,313  (30,154,595)  17,579,718
Fidelity VIP Contrafund Service Class 2               36,305       (8,335)      27,970
Fidelity VIP Growth Service Class                 23,438,418  (39,749,494) (16,311,076)
Fidelity VIP Growth Service Class 2                    6,086         (122)       5,964
Janus Aspen Series Worldwide Growth               26,910,548  (91,125,188) (64,214,640)
Lincoln VIPT Aggressive Growth                    22,287,090  (43,722,073) (21,434,983)
Lincoln VIPT Aggressive Growth Service Class           2,738         (122)       2,616
Lincoln VIPT Bond                                 12,262,214  (19,718,050)  (7,455,836)

Lincoln National Variable Annuity Account C

                                                   Units      Units         Net Increase
                                                   Issued     Redeemed      (Decrease)
----------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                        44,991         (882)      44,109
Lincoln VIPT Capital Appreciation                  35,225,501 (107,441,417) (72,215,916)
Lincoln VIPT Capital Appreciation Service Class         1,334         (200)       1,134
Lincoln VIPT Equity-Income                         43,736,335  (60,881,655) (17,145,320)
Lincoln VIPT Equity-Income Service Class               22,575       (1,214)      21,361
Lincoln VIPT Global Asset Allocation                6,117,062  (15,267,227)  (9,150,165)
Lincoln VIPT Global Asset Allocation Service Class      8,192          (44)       8,148
Lincoln VIPT Growth and Income                     14,375,632  (35,005,257) (20,629,625)
Lincoln VIPT Growth and Income Service Class           12,093       (1,401)      10,692
Lincoln VIPT International                         31,456,237  (36,799,496)  (5,343,259)
Lincoln VIPT International Service Class                7,267         (229)       7,038
Lincoln VIPT Managed                                8,574,813  (18,572,414)  (9,997,601)
Lincoln VIPT Managed Service Class                     16,987          (56)      16,931
Lincoln VIPT Money Market                          28,732,029  (38,511,891)  (9,779,862)
Lincoln VIPT Money Market Service Class                 5,397       (1,393)       4,004
Lincoln VIPT Social Awareness                      14,754,599  (29,498,157) (14,743,558)
Lincoln VIPT Social Awareness Service Class            13,792       (1,222)      12,570
Lincoln VIPT Special Opportunities                  8,402,679   (8,781,114)    (378,435)
Lincoln VIPT Special Opportunities Service Class       19,524         (268)      19,256
MFS VIT Capital Opportunities                           1,630       (7,138)      (5,508)
MFS VIT Total Return                                   29,045       (7,417)      21,628
MFS VIT Utilities                                  50,987,359  (21,354,187)  29,633,172
MFS VIT Utilities Service Class                        21,341         (223)      21,118
NB AMT Mid-Cap Growth                              30,577,256  (37,649,917)  (7,072,661)
NB AMT Partners                                    11,668,650  (13,809,422)  (2,140,772)
NB AMT Regency                                         20,206       (1,428)      18,778
Putnam VT Health Sciences Class IB                  8,131,120   (8,456,670)    (325,550)
Scudder VIT Equity 500 Index                       52,816,184  (58,319,721)  (5,503,537)
Scudder VIT Equity 500 Index Service Class             12,472         (173)      12,299
Scudder VIT Small Cap Index                        33,292,002  (35,304,721)  (2,012,719)
Scudder VIT Small Cap Index Service Class               9,066          (94)       8,972
WFVT Advantage Equity Income                           11,268       (1,785)       9,483
WFVT Advantage Large Company Growth                     1,345         (798)         547
WFVT Advantage Small Cap Growth                        11,570       (4,044)       7,526

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account C ("Variable Account") comprised of the subaccounts described in Note 1, as of December 31, 2005, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account C at December 31, 2005, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2006

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           2005          2004
                                                                       ------------  ------------
                                                                             (000s omitted)
                                                                       --------------------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity (cost: 2005 -- $31,266,985; 2004 -- $31,514,767)    $ 32,244,707  $ 33,331,468
-----------------------------------------------------------------------
    Equity (cost: 2005 -- $94,908; 2004 -- $101,173)                        101,416       113,678
-----------------------------------------------------------------------
  Trading securities                                                      2,984,534     2,942,495
-----------------------------------------------------------------------
  Mortgage loans on real estate                                           3,661,585     3,855,110
-----------------------------------------------------------------------
  Real estate                                                               182,484       191,108
-----------------------------------------------------------------------
  Policy loans                                                            1,857,793     1,864,727
-----------------------------------------------------------------------
  Derivative investments                                                     41,426        52,663
-----------------------------------------------------------------------
  Other investments                                                         423,214       369,103
-------------------------------------------------------------------    ------------  ------------
     Total Investments                                                   41,497,159    42,720,352
-----------------------------------------------------------------------
Cash and invested cash                                                    1,961,621     1,237,704
-----------------------------------------------------------------------
Deferred acquisition costs                                                3,604,111     2,854,067
-----------------------------------------------------------------------
Premium and fees receivable                                                 285,114       243,289
-----------------------------------------------------------------------
Accrued investment income                                                   499,509       495,532
-----------------------------------------------------------------------
Amounts recoverable from reinsurers                                       6,955,245     7,055,970
-----------------------------------------------------------------------
Goodwill                                                                    919,172       919,172
-----------------------------------------------------------------------
Other intangible assets                                                     741,778       819,076
-----------------------------------------------------------------------
Other assets                                                              1,090,744       944,230
-----------------------------------------------------------------------
Assets held in separate accounts                                         56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Assets                                                      $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                                  $ 22,973,002  $ 22,461,322
-----------------------------------------------------------------------
  Contractholder funds                                                   22,612,264    23,126,638
-------------------------------------------------------------------    ------------  ------------
     Total Insurance and Investment Contract Liabilities                 45,585,266    45,587,960
-----------------------------------------------------------------------
Short-term debt                                                              33,861        32,072
-----------------------------------------------------------------------
Long-term debt                                                            1,250,000     1,297,182
-----------------------------------------------------------------------
Federal income taxes                                                        101,168       149,638
-----------------------------------------------------------------------
Reinsurance related derivative liability                                    278,243       351,974
-----------------------------------------------------------------------
Funds withheld reinsurance liabilities                                    1,710,704     1,580,217
-----------------------------------------------------------------------
Other liabilities                                                         2,434,074     2,186,576
-----------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                      835,016       911,437
-----------------------------------------------------------------------
Liabilities related to separate accounts                                 56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities                                                  108,655,552   100,115,414
-------------------------------------------------------------------    ------------  ------------
Shareholders' Equity:
Common stock -- $2.50 par value,
 authorized, issued and outstanding shares -- 10 million
 (owned by Lincoln National Corporation)                                     25,000        25,000
-------------------------------------------------------------------
Retained earnings                                                         4,847,735     4,385,155
-----------------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale                      451,716       781,157
-----------------------------------------------------------------------
  Net unrealized gain on derivative instruments                               7,539        13,985
-----------------------------------------------------------------------
  Minimum pension liability adjustment                                       (5,869)      (12,961)
-------------------------------------------------------------------    ------------  ------------
     Total Accumulated Other Comprehensive Income                           453,386       782,181
-------------------------------------------------------------------    ------------  ------------
     Total Shareholders' Equity                                           5,326,121     5,192,336
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities and Shareholders' Equity                        $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                          2005        2004        2003
                                                                       ----------  ----------  ----------
                                                                                 (000s omitted)
                                                                       ----------------------------------
Revenue:
Insurance premiums                                                     $   67,101  $  158,382  $  205,544
-----------------------------------------------------------------------
Insurance fees                                                          1,615,921   1,443,330   1,287,251
-----------------------------------------------------------------------
Net investment income                                                   2,592,298   2,593,207   2,540,077
-----------------------------------------------------------------------
Realized gain (loss) on investments                                       (16,282)    (45,139)    330,768
-----------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                     76,420      87,387      74,234
-----------------------------------------------------------------------
Other revenue and fees                                                    323,520     289,314     242,617
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Revenue                                                          4,658,978   4,526,481   4,680,491
---------------------------------------------------------------------- ----------  ----------  ----------

Benefits and Expenses:
Benefits                                                                2,155,508   2,177,111   2,280,403
-----------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                 1,557,530   1,494,623   1,397,692
-----------------------------------------------------------------------
Interest and debt expense                                                  79,357      78,817      79,305
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Benefits and Expenses                                            3,792,395   3,750,551   3,757,400
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                 866,583     775,930     923,091
-----------------------------------------------------------------------
Federal income taxes                                                      222,977     193,213     244,919
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Cumulative Effect of Accounting Changes                     643,606     582,717     678,172
-----------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)          --     (25,647)   (236,624)
---------------------------------------------------------------------- ----------  ----------  ----------
 Net Income                                                            $  643,606  $  557,070  $  441,548
---------------------------------------------------------------------- ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholders' Equity

                                                                            2005        2004        2003
                                                                         ----------  ----------  ----------
                                                                                   (000s omitted)
                                                                         ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                     $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                              4,385,155   3,856,029   3,610,211
-------------------------------------------------------------------------
Comprehensive income                                                        314,811     566,288     531,059
-------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                                               (375)
-------------------------------------------------------------------------
 Net unrealized gain (loss) on securities available-for-sale, net of
   reclassification adjustment                                             (329,441)     23,187      54,870
-------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                        (6,446)    (10,287)     (7,557)
-------------------------------------------------------------------------
 Minimum pension liability adjustment                                         7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
Net Income                                                                  643,606     557,070     441,548
-------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation     18,974     122,056       4,270
-------------------------------------------------------------------------
Dividends declared                                                         (200,000)   (150,000)   (200,000)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                 4,847,735   4,385,155   3,856,029
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                781,157     757,970     703,100
-------------------------------------------------------------------------
Change during the year                                                     (329,441)     23,187      54,870
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                   451,716     781,157     757,970
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                 13,985      24,272      31,829
-------------------------------------------------------------------------
Change during the year                                                       (6,446)    (10,287)     (7,557)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                     7,539      13,985      24,272
------------------------------------------------------------------------ ----------  ----------  ----------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                (12,961)     (9,279)    (51,852)
-------------------------------------------------------------------------
Change during the year                                                        7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                    (5,869)    (12,961)     (9,279)
------------------------------------------------------------------------ ----------  ----------  ----------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                     --          --         375
-------------------------------------------------------------------------
Change during the year                                                           --          --        (375)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                        --          --          --
------------------------------------------------------------------------ ----------  ----------  ----------
Total Shareholders' Equity at End-of-Year                                $5,326,121  $5,192,336  $4,653,992
------------------------------------------------------------------------ ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                          2005         2004         2003
                                                                      -----------  -----------  ------------
                                                                                  (000s omitted)
                                                                      --------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $   643,606  $   557,070  $    441,548
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                              (485,397)    (426,843)     (374,713)
----------------------------------------------------------------------
 Premiums and fees receivable                                              53,974      111,818      (174,546)
----------------------------------------------------------------------
 Accrued investment income                                                 (3,977)      (5,024)       14,436
----------------------------------------------------------------------
 Policy liabilities and accruals                                         (384,636)    (741,920)      335,873
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (72,446)     (98,798)     (446,890)
----------------------------------------------------------------------
 Cumulative effect of accounting change                                        --       39,457       363,933
----------------------------------------------------------------------
 Contractholder funds                                                     813,111      905,587     1,095,460
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      100,725      374,969      (895,523)
----------------------------------------------------------------------
 Federal income taxes                                                     144,045      120,968       202,067
----------------------------------------------------------------------
 Stock-based compensation expense                                          18,107       18,534         9,589
----------------------------------------------------------------------
 Depreciation                                                              64,273       48,260        49,039
----------------------------------------------------------------------
 Amortization of other intangible assets                                   77,299      102,208        90,917
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                   16,282       59,277        12,084
----------------------------------------------------------------------
 Gain on sale of subsidiaries/business                                         --      (14,137)           --
----------------------------------------------------------------------
 Amortization of deferred gain                                            (76,420)     (87,387)      (74,234)
----------------------------------------------------------------------
 Other                                                                   (246,448)    (275,023)      308,265
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Adjustments                                                         18,492      131,946       515,757
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by Operating Activities                              662,098      689,016       957,305
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (5,724,964)  (9,001,101)  (13,338,976)
----------------------------------------------------------------------
 Sales                                                                  3,766,918    4,740,060     8,181,666
----------------------------------------------------------------------
 Maturities                                                             2,392,403    2,468,287     3,010,136
----------------------------------------------------------------------
Purchase of other investments                                          (1,007,699)  (1,938,069)   (1,520,429)
----------------------------------------------------------------------
Sale or maturity of other investments                                   1,150,891    2,186,586     1,763,285
----------------------------------------------------------------------
Proceeds from disposition of business                                          --       10,242            --
----------------------------------------------------------------------
Other                                                                       8,647      145,524      (114,153)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Investing Activities                    586,196   (1,388,471)   (2,018,471)
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Financing Activities:
Issuance of long-term debt                                                     --       47,182            --
----------------------------------------------------------------------
Payment of long-term debt                                                 (47,182)          --            --
----------------------------------------------------------------------
Net decrease in short-term debt                                             1,789       (9,805)      (61,819)
----------------------------------------------------------------------
Universal life and investment contract deposits                         4,783,388    4,928,315     4,935,740
----------------------------------------------------------------------
Universal life and investment contract withdrawals                     (3,755,091)  (3,353,031)   (2,746,914)
----------------------------------------------------------------------
Investment contract transfers                                          (1,482,777)  (1,336,438)     (816,826)
----------------------------------------------------------------------
Increase in cash collateral on loaned securities                           45,009      181,013       112,236
----------------------------------------------------------------------
Increase in funds withheld liability                                      130,487       87,151        34,998
----------------------------------------------------------------------
Capital contribution from shareholder                                          --      100,000            --
----------------------------------------------------------------------
Dividends paid to shareholders                                           (200,000)    (150,000)     (200,000)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Financing Activities                   (524,377)     494,387     1,257,415
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Increase (Decrease) in Cash and Invested Cash                      723,917     (205,068)      196,249
--------------------------------------------------------------------- -----------  -----------  ------------
Cash and Invested Cash at Beginning-of-Year                             1,237,704    1,442,772     1,246,523
--------------------------------------------------------------------- -----------  -----------  ------------
   Cash and Invested Cash at End-of-Year                              $ 1,961,621  $ 1,237,704  $  1,442,772
--------------------------------------------------------------------- ===========  ===========  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

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1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying Consolidated Financial Statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries (LNL or The Company which may be referred to as we or us). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see
Note 10). These Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States. The balance sheet information presented in these financial statements and notes thereto is as of December 31 for each respective year. The statement of income information is for the year ended December 31 for each respective year.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, we recognize investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments, derivative gains (losses),

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

gains on sale of subsidiaries/business, and net gain on reinsurance embedded derivative/trading securities. See Note 3 for additional detail. Realized gain
(loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs ("DAC") and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for DAC and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
We hedge certain portions of our exposure to interest rate risk, credit risk, foreign exchange risk and equity fluctuation risk by entering into derivative transactions. We recognize all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged -- as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges. In addition, we had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in net income during the period of change in fair values. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in net income during the period of change.

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 8 for further discussion of our accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within other liabilities in our Consolidated Balance Sheets. Our agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. We value collateral daily and obtain additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is included in other assets in our Consolidated Balance Sheet and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contractholder in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)


Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, our retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities related to separate accounts represent segregated funds administered and invested by us and our insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by us and our insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). Under SFAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC being amortized under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in our general account during 2003 through 2005 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than DAC, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB") and guaranteed income benefits ("GIB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

environments in which the company operates, (2) profitability analyses,
(3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, we continually review our: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2005 and 2004 participating policies comprised 3% and 4% of the face amount of insurance in-force, and dividend expenses were $77.7 million, $77.4 million, and $81.6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Reinsurance.
We enter into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of our reinsurance operations by Swiss Re in 2001, we assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised our reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
We account for our post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
We expense the fair value of stock awards included in LNC's incentive compensation plans. On the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in shareholders' equity. For additional information on stock based incentive compensation see Note 7.

Income Taxes.
We and our eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Consolidated Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


SFAS No. 123(r) -- Accounting for Share-Based Payment.

In December 2004, the Financial Accounting Standards Board ("FASB") issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(r)"), which is a revision of SFAS 123, "Accounting for Stock-based Compensation." SFAS 123(r) requires recognition in the income statement of all share-based payments to employees based on their fair values. We had previously adopted the retroactive restatement method under SFAS 148, "Accounting for Stock-based Compensation - Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

We currently use the Black-Scholes formula to estimate the value of stock options granted to employees. We are evaluating the use of other acceptable option valuation models upon the required adoption of SFAS 123(r). SFAS 123(r) also requires the reporting of the benefits of tax deductions in excess of recognized compensation as financing cash flow rather than as an operating cash flow. In April 2005, the Securities and Exchange Commission ("SEC") deferred required implementation to January 1, 2006. We do not expect the adoption of SFAS 123(r) to have a material effect on our results of operations, operating cash flows or financial position.

Statement of Position 05-1.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for DAC on internal replacements other than those described in SFAS 97. An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or
(c) electing a feature or coverage within a replaced contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We expect to adopt SOP 05-1 effective January 1, 2007. We are currently evaluating the potential effects of SOP 05-1 on our consolidated financial condition and results of operations.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required the accrual of income on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made.

In September 2004, the FASB delayed the effective date of the accounting and measurement provisions of EITF 03-1 in order to consider further guidance. However, the disclosure requirements and the definition of other-than-temporary impairment ("OTTI") included in EITF 03-1 were not delayed, and accordingly we adopted the definition of OTTI to evaluate all securities within the scope of EITF 03-1 and provided the required disclosures.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of EITF 03-1, references existing OTTI guidance, and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 will be applied prospectively and is effective for reporting periods beginning after December 15, 2005. We will adopt FSP 115-1 on January 1, 2006. Our existing policies for recognizing OTTIs are consistent with the guidance in FSP 115-1, therefore we do not expect the adoption will have an effect on our consolidated financial condition or results of operations.

SFAS No. 155 -- Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
(b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assts," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and,
(d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. We expect to

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

adopt SFAS 155 for all financial instruments acquired, issued, or subject to a remeasurement event occurring after January 1, 2007. Upon adoption of SFAS 155, the fair value election may also be applied to hybrid financial instruments that had previously been bifurcated pursuant to SFAS 133. Prior period restatement is not permitted. We are currently evaluating the potential effects of SFAS 155 on our consolidated financial condition and results of operations.

Statement of Position 03-1.

Effective January 1, 2004, we implemented the provisions of AICPA SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Adjustments arising from implementation, as discussed below, were recorded in net income as a cumulative effect of accounting change.

Guaranteed Minimum Death Benefit Reserves. Although there was no method prescribed under GAAP for GMDB reserving until the issuance of SOP 03-1, our Lincoln Retirement segment had been recording a reserve for GMDBs. At
December 31, 2003, our GMDB reserve was $46.4 million. Adoption of the GMDB reserving methodology under SOP 03-1 resulted in a decrease to reserves of $9.7 million pre-tax. GMDB reserves were $14.8 million and $18.2 million at December 31, 2005 and 2004, respectively, of which $14.4 million and $18.0 million were ceded to an affiliated reinsurance company. See Note 13 for additional information.

Application of SOP 03-1 impacts EGPs used to calculate amortization of DAC, PVIF, DSI, and the liability for DFEL. The benefit ratio approach under SOP 03-1 results in a portion of future GMDB fees being accrued as a liability for future GMDB reserves. As a result, the EGPs used in our determination of DAC amortization are lower under SOP 03-1. Therefore upon adoption of SOP 03-1 we reported an unfavorable DAC/PVIF/DSI/DFEL unlocking as a negative cumulative effect adjustment of $43.2 million pre-tax in 2004.

The combined effects of the GMDB reserve requirements and related unlocking adjustments from implementation of SOP 03-1 resulted in a charge to net income for the cumulative effect of accounting change of $35.3 million pre-tax ($22.9 million after-tax) in 2004.

Sales Inducements. Our Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. We also offer enhanced interest rates to variable annuity contracts that are under DCA funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under SOP 03-1 and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

We previously deferred bonus credits as part of the DAC asset and reported the amortization of bonus credits as part of DAC amortization. Upon implementation of SOP 03-1, we reclassified bonus credits of $45.2 million from DAC to DSI, which are reported in other assets on the Consolidated Balance Sheets. Amortization of the DSI asset is reported as part of benefit expense. Prior period balance sheet and income statement line item presentation has been reclassified to conform to the new basis of presentation.

We previously reported excess DCA interest as benefit expense when the excess interest was earned under the contract. As required by SOP 03-1, during the first quarter of 2004, we began deferring excess DCA interest as DSI and amortizing this DSI as benefit expense over the expected life of the contract. Over the long run the same amount of excess DCA interest expense will emerge under SOP 03-1 as under our previous accounting method. However, due to the prospective treatment of new DSI, our net income was $7.9 million higher under SOP 03-1 in 2004 relative to the approach used in 2003. This pattern is expected to continue for near term financial reporting periods.

Universal Life Contracts. Our Life Insurance segment offers an array of individual and survivor-life universal life insurance products that contain features for which SOP 03-1 might apply. A review of the products and their features for possible SOP implications concluded that no additional reserves were necessary with the exception of the MoneyGuard(R) product. MoneyGuard(R) is a universal life insurance product with an acceleration of death benefit feature that provides convalescent care benefit payments when the insured becomes chronically ill. There is an optional extension of benefit rider available that will provide continuation of the convalescent care benefit payments once the total benefits from the base policy have been exhausted. The optional extended benefit payments can be for 2 years, 4 years, or the remaining life of the insured. Charges for the extension rider are deducted from the base policy account value and vary by the length of extension period selected. The adoption of SOP 03-1 in 2004 resulted in a charge recorded as a cumulative effect of accounting change of $4.2 million pre-tax ($2.7 million after-tax) for the extension of benefit feature in MoneyGuard(R).

FSP FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.

In June 2004, the FASB issued FSP FAS 97-1 ("FSP 97-1"), which was effective for the third quarter of 2004. FSP 97-1 clarified that SOP 03-1 did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of SFAS 97 to only those situations where profits are followed by expected losses. We implemented the requirements of FSP 97-1, and they did not have any effect on our results of operations.

FSP FAS 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.

In May 2004, the FASB issued FSP FAS 106-2 ("FSP 106-2"), to provide accounting guidance related to the Medicare

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act"), which became law in December 2003. The Medicare Act introduces a prescription drug benefit under Medicare, and a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. FSP 106-2 requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. Implementation of FSP 106-2 did not have a material effect on our results of operations. For additional information, see Note 7. During 2005, we became eligible to receive the federal subsidy available under the Medicare Act, as the retiree prescription drug benefits included in our retiree medical benefit plan are at least actuarially equivalent to Medicare Part D.

Accounting for Modified Coinsurance.

During the fourth quarter of 2003, we implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements. The effective date for our implementation of DIG B36 was the October 1, 2003 start date of the fourth quarter.

In 2003 we recorded a charge to net income as a cumulative effect of accounting change of $236.6 million after-tax ($363.9 million pre-tax), representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with the cumulative effect of accounting change, we also recorded an increase in other comprehensive income of $222.8 million after-tax ($342.8 million pre-tax), relating to a release of the liability for unrealized investment gains on the underlying available-for-sale securities, which, prior to the implementation of DIG B36, had been accounted for as gains benefiting the reinsurance companies assuming the risks under the Modco and CFW reinsurance agreements. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, we reclassified related available-for-sale securities to trading securities, resulting in a mark-to-market adjustment of $342.9 million pre-tax ($222.9 million after-tax). The net effect of these adjustments, at the time of implementing DIG B36, was a reduction of $21.1 million in net income and $13.8 million in shareholders' equity.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading account securities. These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading securities. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
2005:
  Corporate bonds...........................   $24,189.6    $1,106.1 $(241.2) $25,054.5
  U.S. government bonds.....................       142.6        12.2      --      154.8
  Foreign government bonds..................       839.0        62.3    (2.9)     898.4
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       453.2         4.5    (5.5)     452.2
    Collateralized mortgage obligations.....     2,982.1        25.0   (34.0)   2,973.1
    Commercial mortgage backed securities...     2,350.5        51.8   (20.8)   2,381.5
    Other asset-backed securities...........        98.8         3.4    (0.2)     102.0
  State and municipal bonds.................       123.1         3.5    (0.8)     125.8
  Redeemable preferred stocks...............        88.1        14.3      --      102.4
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,267.0     1,283.1  (305.4)  32,244.7
Equity securities...........................        94.9         6.5      --      101.4
                                               ---------    -------- -------  ---------
     Total..................................   $31,361.9    $1,289.6 $(305.4) $32,346.1
                                               =========    ======== =======  =========
2004:
  Corporate bonds...........................   $24,415.4    $1,660.9 $(108.3) $25,968.0
  U.S. government bonds.....................       151.6        11.1      --      162.7
  Foreign government bonds..................       884.6        61.9    (0.4)     946.1
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       695.8         9.9    (1.0)     704.7
    Collateralized mortgage obligations.....     2,650.8        62.6    (8.2)   2,705.2
    Commercial mortgage backed securities...     2,347.4       111.8    (9.7)   2,449.5
    Other asset-backed securities...........       150.3         7.7    (0.5)     157.5
  State and municipal bonds.................       157.7         4.5    (0.6)     161.6
  Redeemable preferred stocks...............        61.2        15.0      --       76.2
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,514.8     1,945.4  (128.7)  33,331.5
Equity securities...........................       101.2        12.5      --      113.7
                                               ---------    -------- -------  ---------
     Total..................................   $31,616.0    $1,957.9 $(128.7) $33,445.2
                                               =========    ======== =======  =========

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
           Due in one year or less..........   $   975.0    $   985.3
           Due after one year through five
            years...........................     5,956.0      6,096.2
           Due after five years through ten
            years...........................     9,293.6      9,546.6
           Due after ten years..............     9,157.8      9,707.8
                                               ---------    ---------
             Subtotal.......................    25,382.4     26,335.9
           Asset and mortgage-backed
            securities......................     5,884.6      5,908.8
                                               ---------    ---------
             Total..........................   $31,267.0    $32,244.7
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

The amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                  Amortized Cost Fair Value
                                  -------------- ----------
                                        (in millions)
                         -        -------------------------
                       Below 5%..    $  162.5     $  159.5
                       5%-6%.....     2,508.3      2,481.7
                       6%-7%.....     1,898.8      1,903.5
                       Above 7%..     1,315.0      1,364.1
                                     --------     --------
                         Total...    $5,884.6     $5,908.8
                                     ========     ========

The Lincoln National Life Insurance Company

3. Investments (continued)


The quality ratings of fixed maturity securities available-for-sale are as follows:

               NAIC         Rating Agency      Estimated
            Designation Equivalent Designation Fair Value % of Total
            ----------- ---------------------- ---------- ----------
                                                   (in millions)
                                               --------------------
                 1        AAA / AA / A........ $19,264.5     59.7%
                 2        BBB.................  10,483.1     32.5%
                 3        BB..................   1,500.0      4.7%
                 4        B...................     758.2      2.4%
                 5        CCC and lower.......     161.6      0.5%
                 6        In or near default..      77.3      0.2%
                                               ---------    -----
                                               $32,244.7    100.0%
                                               =========    =====

The major categories of net investment income are as follows:

                                          2005     2004     2003
                          -             -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities
               available-for-sale...... $1,958.8 $1,932.3 $2,030.1
              Equity securities
               available-for-sale......      7.2      8.4      9.2
              Trading securities.......    176.1    173.3     41.2
              Mortgage loans on real
               estate..................    287.5    349.5    337.9
              Real estate..............     47.7     24.7     42.0
              Policy loans.............    117.9    119.2    122.5
              Invested cash............     46.1     20.6      5.3
              Other investments........     61.4     54.3     47.6
                                        -------- -------- --------
                Investment revenue.....  2,702.7  2,682.3  2,635.8
              Investment expense.......    110.4     89.1     95.7
                                        -------- -------- --------
                Net investment income.. $2,592.3 $2,593.2 $2,540.1
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                     2005     2004
                              -                    -------- --------
                                                     (in millions)
                                                   -----------------
            Corporate bonds....................... $2,282.1 $2,259.0
            U.S. government bonds.................    322.4    307.8
            Foreign government bonds..............     52.0     50.5
            Asset and mortgage-backed
             securities:
              Mortgage pass-through securities....     28.7     37.6
              Collateralized mortgage obligations.    113.2    103.1
              Commercial mortgage backed
               securities.........................    148.4    151.4
              Other asset-backed securities.......      8.6      9.3
            State and municipal bonds.............     18.8     18.8
            Redeemable preferred stocks...........      8.1      2.7
                                                   -------- --------
                Total fixed maturity securities...  2,982.3  2,940.2
            Equity securities.....................      2.2      2.3
                                                   -------- --------
                Total............................. $2,984.5 $2,942.5
                                                   ======== ========

The portion of the market adjustment for trading securities still held at December 31, 2005 and 2004 was a gain (loss) of $(70.4) million and $23.0 million, respectively.

The detail of the realized gain (loss) on investments is as follows:

                                               2005    2004    2003
                           -                  ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Realized loss on investments and
           derivative instruments............ $(21.0) $(58.2) $(16.1)
          Gain on transfer of securities from
           available-for-sale to trading.....     --      --   342.9
          Gain (loss) on reinsurance
           embedded derivative/trading
           securities........................    4.7    (1.0)    4.0
          Gain on sale of subsidiaries/
           business..........................     --    14.1      --
                                              ------  ------  ------
          Total realized gain (loss) on
           investments....................... $(16.3) $(45.1) $330.8
                                              ======  ======  ======

The detail of the realized loss on investments and derivative instruments is as follows:

                                             2005     2004     2003
                          -                 ------  -------  -------
                                                  (in millions)
                                            ------------------------
           Fixed maturity securities
            available-for-sale
             Gross gain.................... $112.8  $ 107.6  $ 333.7
             Gross loss....................  (89.9)  (115.3)  (353.7)
           Equity securities
            available-for-sale
             Gross gain....................    7.8     18.7     25.4
             Gross loss....................     --     (0.7)    (4.4)
           Other investments...............   10.2      4.5     28.1
           Associated amortization of
            deferred acquisition costs and
            provision for policyholder
            commitments....................  (51.9)   (51.2)   (32.8)
           Investment expenses.............   (9.4)   (10.3)    (9.9)
                                            ------  -------  -------
           Total Investments...............  (20.4)   (46.7)   (13.6)
           Derivative instruments net of
            associated amortization of
            deferred acquisition costs.....   (0.6)   (11.5)    (2.5)
                                            ------  -------  -------
           Total investments and derivative
            instruments.................... $(21.0) $ (58.2) $ (16.1)
                                            ======  =======  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                             2005   2004   2003
                            -               -----  -----  ------
                                                (in millions)
                                            --------------------
              Fixed maturity securities
               available-for-sale.......... $19.2  $67.2  $248.8
              Equity securities
               available-for-sale..........    --     --     3.4
              Mortgage loans on real estate  (6.0)  (2.0)    5.6
              Real estate..................    --     --     4.1
              Guarantees...................    --   (0.1)   (0.3)
                                            -----  -----  ------
                Total...................... $13.2  $65.1  $261.6
                                            =====  =====  ======

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                        2005    2004   2003
                            -         -------  -----  ------
                                          (in millions)
                                      ----------------------
                    Fixed maturity
                     securities...... $(839.0) $61.3  $190.8
                    Equity securities    (6.0)  (6.1)    7.6
                                      -------  -----  ------
                      Total.......... $(845.0) $55.2  $198.4
                                      =======  =====  ======

For total traded and private securities held by us at December 31, 2005 and 2004 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost       Cost        Loss        Loss
                                                 ---------- ------ --------- ----------- ---------- ------------
                                                                          (in millions)
                                                 --------------------------------------------------------------
2005
(less or =) 90 days............................. $ 3,006.1   27.6% $ 3,039.3     27.1%    $ (33.2)      10.9%
(greater than) 90 days but (less or =) 180 days.   5,152.3   47.4%   5,257.4     47.1%     (105.1)      34.4%
(greater than) 180 days but (less or =) 270 days     373.5    3.4%     383.9      3.4%      (10.4)       3.4%
(greater than) 270 days but (less or =) 1 year..     788.4    7.2%     822.0      7.3%      (33.6)      11.0%
(greater than) 1 year...........................   1,570.3   14.4%   1,693.4     15.1%     (123.1)      40.3%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $10,890.6  100.0% $11,196.0    100.0%    $(305.4)     100.0%
                                                 =========  =====  =========    =====     =======      =====
2004
(less or =) 90 days............................. $ 2,263.8   45.1% $ 2,280.0     44.3%    $ (16.2)      12.6%
(greater than) 90 days but (less or =) 180 days.     338.1    6.7%     344.8      6.7%       (6.7)       5.2%
(greater than) 180 days but (less or =) 270 days   1,099.6   21.9%   1,127.9     21.9%      (28.3)      22.0%
(greater than) 270 days but (less or =) 1 year..     187.1    3.7%     191.8      3.7%       (4.7)       3.7%
(greater than) 1 year...........................   1,133.9   22.6%   1,206.7     23.4%      (72.8)      56.5%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $ 5,022.5  100.0% $ 5,151.2    100.0%    $(128.7)     100.0%
                                                 =========  =====  =========    =====     =======      =====

The Lincoln National Life Insurance Company

3. Investments (continued)


For fixed maturity and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position are summarized as follows:

                                                  Less Than
                                             or Equal to Twelve Months Greater Than Twelve Months        Total
                                             ------------------------  -------------------------  -------------------
                                                           Gross                      Gross                   Gross
                                             Carrying    Unrealized    Carrying     Unrealized    Carrying  Unrealized
                                              Value        Losses       Value         Losses       Value      Losses
                                             --------    ----------    --------     ----------    --------- ----------
                                                                    (in millions)
                                             ------------------------------------------------------------------------
2005:
  Corporate bonds........................... $6,300.1     $(131.9)     $1,235.2      $(109.3)     $ 7,535.3  $(241.2)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................    168.7        (2.9)         38.6           --          207.3     (2.9)
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........    319.8        (3.8)         38.8         (1.7)         358.6     (5.5)
    Collateralized mortgage obligations.....  1,589.0       (27.2)        145.0         (6.8)       1,734.0    (34.0)
    Commercial mortgage backed securities...    887.7       (15.9)         99.8         (4.9)         987.5    (20.8)
    Other asset-backed securities...........     23.1        (0.2)           --           --           23.1     (0.2)
  State and municipal bonds.................     30.8        (0.4)         12.9         (0.4)          43.7     (0.8)
  Redeemable preferred stocks...............      0.9          --            --           --            0.9       --
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  9,320.1      (182.3)      1,570.3       (123.1)      10,890.4   (305.4)
Equity securities...........................      0.2          --            --           --            0.2       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $9,320.3     $(182.3)     $1,570.3      $(123.1)     $10,890.6  $(305.4)
                                              ========    =======        ========    =======      =========  =======
2004:
  Corporate bonds........................... $2,776.8     $ (45.8)     $  970.4      $ (62.5)     $ 3,747.2  $(108.3)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................     31.9        (0.4)          0.6           --           32.5     (0.4)
  Asset and mortgage-backed securities:                                                                  --       --
    Mortgage pass-through securities........    356.0        (0.9)          8.3         (0.1)         364.3     (1.0)
    Collateralized mortgage obligations.....    473.9        (5.9)         44.5         (2.3)         518.4     (8.2)
    Commercial mortgage backed securities...    215.3        (2.3)         96.6         (7.4)         311.9     (9.7)
    Other asset-backed securities...........     10.5        (0.5)           --           --           10.5     (0.5)
  State and municipal bonds.................     24.2        (0.2)         13.3         (0.3)          37.5     (0.5)
  Redeemable preferred stocks...............       --          --           0.2         (0.1)           0.2     (0.1)
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  3,888.6       (56.0)      1,133.9        (72.7)       5,022.5   (128.7)
Equity securities...........................       --          --            --           --             --       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $3,888.6     $ (56.0)     $1,133.9      $ (72.7)     $ 5,022.5  $(128.7)
                                              ========    =======        ========    =======      =========  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors we considered in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) our ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9 -- Fair Value of Financial Instruments to the Consolidated Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Other Assets," which includes property and equipment, include accumulated depreciation as follows:

                                              2005   2004
                                             ------ ------
                                             (in millions)
                                             -------------
                      Real estate........... $ 25.6 $ 23.5
                      Property and equipment  204.7  182.6

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      2005   2004
                                                     -----  ------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $65.7  $ 84.0
            Allowance for losses....................  (9.2)  (15.5)
                                                     -----  ------
              Net impaired loans.................... $56.5  $ 68.5
                                                     =====  ======

We believe the allowance for losses is maintained at a level adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             2005   2004   2003
                                            -----  -----  ------
                                                (in millions)
                                            --------------------
              Balance at beginning-of-year. $15.5  $17.5  $ 11.9
              Provisions for losses........   1.7    4.7    16.4
              Releases due to principal
               paydowns....................  (8.0)  (6.7)  (10.8)
                                            -----  -----  ------
                  Balance at end-of-year... $ 9.2  $15.5  $ 17.5
                                            =====  =====  ======

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                              2005   2004  2003
                                              ----- ------ -----
                                                (in millions)
                                              ------------------
               Average recorded investment in
                impaired loans............... $61.9 $100.7 $72.6
               Interest income recognized on
                impaired loans...............   4.8    9.1   8.1

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2005 and 2004, we had no mortgage loans on non-accrual status. As of December 31, 2005 and 2004, we had no mortgage loans past due 90 days and still accruing.

As of December 31, 2005 and 2004, we had restructured mortgage loans of $45.2 million and $69.5 million, respectively. We recorded $2.4 million and $3.6 million of interest income on these restructured mortgage loans in 2005 and 2004, respectively. Interest income in the amount of $3.8 million and $6.4 million would have been recorded on these mortgage loans according to their original terms in 2005 and 2004, respectively. As of December 31, 2005 and 2004, we had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2005, our investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $802.6 million. This includes $276.2 million of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $66.7 million and $147.4 million at December 31, 2005 and 2004, respectively.

The Lincoln National Life Insurance Company

3. Investments (continued)


During 2003, we completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. We received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since we are not obligated to repurchase any loans from the trust that may later become delinquent.

The transaction was hedged with interest rate swaps to lock in the value of the loans. We recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. We did not retain an interest in the securitized assets.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           2005   2004   2003
                                          ------ ------ ------
                                             (in millions)
                                          --------------------
                 Current................. $110.7 $ 97.7 $ 31.5
                 Deferred................  112.3   95.5  213.4
                                          ------ ------ ------
                     Total tax expense... $223.0 $193.2 $244.9
                                          ====== ====== ======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                              2005    2004    2003
                                             ------  ------  ------
                                                  (in millions)
                                             ----------------------
           Tax rate times pre-tax income.... $303.3  $271.6  $323.1
           Effect of:
             Tax-preferred investment
              income........................  (62.9)  (68.7)  (49.7)
             Tax credits....................  (14.2)  (13.9)  (19.1)
             Other..........................   (3.2)    4.2    (9.4)
                                             ------  ------  ------
               Provision for income taxes... $223.0  $193.2  $244.9
                                             ======  ======  ======
               Effective tax rate...........     26%     25%     27%

The Federal income tax liability is as follows:

                                                       2005   2004
                                                      ------ ------
                                                      (in millions)
                                                      -------------
            Current.................................. $ 77.2 $ 47.4
            Deferred.................................   24.0  102.2
                                                      ------ ------
                Total Federal income tax liability... $101.2 $149.6
                                                      ====== ======

Significant components of our deferred tax assets and liabilities are as follows:

                                                    2005     2004
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
            Insurance and investment contract
             liabilities......................... $1,206.0 $1,158.9
            Reinsurance deferred gain............    291.3    317.9
            Modco embedded derivative............     97.4    123.7
            Postretirement benefits other than
             pension.............................     15.0     17.0
            Compensation related.................    100.2     93.1
            Ceding commission asset..............     10.9     12.9
            Other................................     53.2     50.8
                                                  -------- --------
                Total deferred tax assets........  1,774.0  1,774.3
                                                  -------- --------
            Deferred tax liabilities:
            Deferred acquisition costs...........    997.8    721.3
            Net unrealized gain on securities
             available-for-sale..................    350.6    653.5
            Trading security gains...............     91.1    115.8
            Present value of business in-force...    259.6    286.7
            Other................................     98.9     99.2
                                                  -------- --------
                Total deferred tax liabilities...  1,798.0  1,876.5
                                                  -------- --------
                Net deferred tax liability....... $   24.0 $  102.2
                                                  ======== ========

We and our affiliates are part of a consolidated Federal income tax filing with LNC. Cash paid for Federal income taxes in 2005 and 2004 was $74.9 million and $56.4 million, respectively. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2005 and 2004, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2005 and 2004.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." On October 23, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." Beginning January 1, 2005 through December 31, 2006, the additional tax imposed

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

on distributions from the special tax account, Policyholders' Surplus, is suspended. In addition, the statute provides that distributions made during the two-year suspension period will first reduce the Policyholders' Surplus account balance. Our 2005 dividend activity along with that of our insurance subsidiaries eliminated the account balance during the suspension period.

The LNC consolidated return group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which the company continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. We do not anticipate that any adjustments that might result from such audits would be material to our consolidated results of operations or financial condition.

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re, are as follows:

                                           2005     2004     2003
                                         -------  -------  -------
                                               (in millions)
                                         -------------------------
             Insurance assumed.......... $   1.0  $   0.3  $   1.0
             Insurance ceded............  (459.0)  (360.7)  (262.2)
                                         -------  -------  -------
               Net reinsurance premiums
                and fees................ $(458.0) $(360.4) $(261.2)
                                         =======  =======  =======

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.7 billion for 2005 and $0.6 billion for 2004 and 2003.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     2005      2004
                                                   --------  --------
                                                      (in millions)
                                                   ------------------
          Balance at beginning-of-year............ $2,854.1  $2,526.5
          Deferral................................    898.5     839.0
          Amortization............................   (413.1)   (411.7)
          Adjustment related to realized gains on
           securities available-for-sale..........    (48.5)    (45.7)
          Adjustment related to unrealized (gains)
           losses on securities
           available-for-sale.....................    313.1     (14.7)
          Cumulative effect of accounting
           change.................................       --     (39.3)
                                                   --------  --------
          Balance at end-of-year.................. $3,604.1  $2,854.1
                                                   ========  ========

Realized losses on investments and derivative instruments on the Consolidated Statements of Income for the year ended December 31, 2005, 2004 and 2003 are net of amounts amortized against DAC of $48.5 million, $45.7 million and $50.2 million, respectively. In addition, realized gains and losses for the year ended December 31, 2005, 2004 and 2003 are net of adjustments made to policyholder reserves of $(2.3) million, $(1.5) million and $18.0 million, respectively. We have either a contractual obligation or a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

A rollforward of deferred sales inducements, included in other assets on the Consolidated Balance Sheet, is as follows:

                                                2005    2004   2003
                                               ------  -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 85.5  $45.2  $31.1
              Capitalized.....................   59.5   50.2   19.2
              Amortization....................  (15.6)  (9.5)  (5.1)
              Cumulative effect of accounting
               change.........................     --   (0.4)    --
                                               ------  -----  -----
              Balance at end-of-year.......... $129.4  $85.5  $45.2
                                               ======  =====  =====

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  782.7  $  695.2  $  572.3
            Other volume related
             expenses.................    500.6     435.0     328.4
            Operating and
             administrative expenses..    570.3     585.7     624.4
            Deferred acquisition costs
             net of amortization......   (485.4)   (427.3)   (360.6)
            Other intangibles
             amortization.............     77.3     102.2      90.9
            Taxes, licenses and fees..     82.3      85.4      96.8
            Restructuring charges.....     29.7      18.4      45.5
                                       --------  --------  --------
              Total................... $1,557.5  $1,494.6  $1,397.7
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                                2005   2004
                                               ------ ------
                                               (in millions)
                                               -------------
                    Life Insurance Segment.... $855.1 $855.1
                    Lincoln Retirement Segment   64.1   64.1
                                               ------ ------
                      Total................... $919.2 $919.2
                                               ====== ======

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                           As of             As of
                                      December 31, 2005 December 31, 2004
                                      ----------------  ----------------
                                                Accumu-           Accumu-
                                       Gross     lated   Gross     lated
                                      Carrying  Amorti- Carrying  Amorti-
                                       Amount   zation   Amount   zation
                      -               --------  ------- --------  -------
                                                (in millions)
                      -               ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement
              Segment................ $  225.0  $149.0  $  225.0  $132.4
             Life Insurance
              Segment................  1,254.2   588.4   1,254.2   527.7
                                      --------  ------  --------  ------
         Total....................... $1,479.2  $737.4  $1,479.2  $660.1
                                      ========  ======  ========  ======

Future estimated amortization of other intangible assets is as follows (in millions):

                    2006-$71.7 2007-$66.5       2008-$ 67.6
                    2009-$64.2 2010-$63.1 Thereafter-$408.7

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                     2005     2004
                                                   -------  -------
                                                     (in millions)
                                                   ----------------
           Balance at beginning of year........... $ 819.1  $ 921.8
           Interest accrued on unamortized balance
            (Interest rates range from 5% to
            7%)...................................    43.6     49.9
           Amortization...........................  (120.9)  (152.6)
                                                   -------  -------
               Balance at end-of-year............. $ 741.8  $ 819.1
                                                   =======  =======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                             2005      2004
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $21,754.9 $22,267.3
                 Undistributed earnings on
                  participating business..     111.2     145.3
                 Other....................     746.2     714.0
                                           --------- ---------
                   Total.................. $22,612.3 $23,126.6
                                           ========= =========

Details underlying the balance sheet captions related of short-term debt and long-term debt are as follows:

                                                   2005     2004
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
             Short-term debt.................... $   33.9 $   32.1
                                                 ======== ========
             Long-term debt:
             Surplus notes due Lincoln National
              Corporation:
                 6.56% surplus note, due 2028... $  500.0 $  500.0
                 6.03% surplus note, due 2028...    750.0    750.0
                                                 -------- --------
             Total Surplus Notes................  1,250.0  1,250.0
             Mortgage loans on investment real
              estate............................       --     47.2
                                                 -------- --------
               Total long-term debt............. $1,250.0 $1,297.2
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

We issued a surplus note of $500 million to LNC in 1998. This note calls for us to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in December 1998. This note calls for us to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2005 was $59.4 million, $78.8 million and $79.3 million for 2005, 2004 and 2003, respectively.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB, GMWB and GIB. The GMDB features include those where we contractually guarantee to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                        2005         2004
                                                        -----        -----
                                                       In Event of Death
                                                       ----------------
                                                       (dollars in billions)
                                                       ----------------
           Return of net deposit
             Account value............................ $31.9        $28.4
             Net amount at risk.......................   0.1          0.2
             Average attained age of
              contractholders.........................    53           52
           Return of net deposits plus a minimum
            return
             Account value............................ $ 0.3        $ 0.3
             Net amount at risk.......................    --           --
             Average attained age of
              contractholders.........................    66           65
             Guaranteed minimum return................     5%           5%
           Highest specified anniversary account value
            minus withdrawals post anniversary
             Account value............................ $18.8        $15.6
             Net amount at risk.......................   0.3          0.6
             Average attained age of
              contractholders.........................    63           62

Approximately $8.2 billion and $4.2 billion of separate account values at December 31, 2005 and 2004 were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

At December 31, 2005, we had approximately $1.6 billion of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        2005   2004
                                                       -----  -----
                                                       (in billions)
                                                       ------------
            Asset Type
              Domestic equity......................... $32.2  $27.6
              International equity....................   4.2    3.2
              Bonds...................................   5.1    4.2
                                                       -----  -----
                Total.................................  41.5   35.0
              Money market............................   4.0    3.3
                                                       -----  -----
                Total................................. $45.5  $38.3
                                                       =====  =====
            Percent of total variable annuity separate
             account values...........................    96%    95%
                                                       =====  =====

The determination of the GMDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the liabilities (asset) for guarantees on variable contracts reflected in the general account:

                                                          GMDB
                                                      2005    2004
                                                     ------  ------
                                                      (in millions)
                                                     --------------
           Total:
             Balance at January 1................... $ 18.2  $ 46.4
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (9.7)
             Changes in reserves....................    9.4    (2.1)
             Benefits paid..........................  (12.8)  (16.4)
                                                     ------  ------
             Balance at December 31................. $ 14.8  $ 18.2
                                                     ======  ======
           Ceded:
             Balance at January 1................... $(18.0) $ (3.5)
             Cumulative effect of implementation of
              SOP 03-1..............................     --     1.7
             Changes in reserves....................   (9.0)  (23.2)
             Benefits paid..........................   12.6     7.0
                                                     ------  ------
             Balance at December 31................. $(14.4) $(18.0)
                                                     ======  ======
           Net:
             Balance at January 1                    $  0.2  $ 42.9
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (8.0)
             Changes in reserves....................    0.4   (25.3)
             Benefits paid..........................   (0.2)   (9.4)
                                                     ------  ------
             Balance at December 31................. $  0.4  $  0.2
                                                     ======  ======

The Lincoln National Life Insurance Company

6. Insurance Benefit Reserves (continued)


The offset to the benefit reserve amounts above are reflected in benefits in the Consolidated Statements of Income. Effective July 1, 2003, we entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"), a wholly-owned subsidiary of LNC. Under this agreement, we ceded a portion of our GMDB and all of our GMWB risks to LNR Barbados. The treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. At the time of the amendment, we transferred our existing remaining GMDB reserves ($36 million) to LNR Barbados. In addition to the reserve transfer, we paid premiums to LNR Barbados totaling $109.4 million and $54.3 million in 2005 and 2004, respectively, related to this agreement. These reinsurance premiums are reflected as an offset in insurance premiums in the Consolidated Statements of Income.

Also included in benefits are the results of the hedging program, which included losses of $2.9 million and $19.3 million for GMDB in 2005 and 2004, respectively. We implemented a hedging strategy designed to mitigate the income statement volatility caused by changes in the equity markets, interest rates, and volatility associated with GMWB and the various GMDB features. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivative of the GMWB or changes in the reserve for GMDB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective to offset changes in the embedded derivative due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, policyholder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments, or our ability to purchase hedging instruments at prices consistent with its desired risk and return trade-off.

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans -- U.S.

LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. The funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain of our officers defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became our employees as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age
70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

service by the end of 2001 to pay the full medical and dental premium cost when they retire.

The Medicare Act became law in 2003. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1, which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act. We elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNC's 2003 financial statements do not reflect the effects of the Medicare Act.

In May 2004, the staff of the FASB issued FSP 106-2, which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in 2004. The implementation did not have a material effect on our results of operations.

Obligations, Funded Status and Assumptions

Information with respect to LNC's defined benefit plan asset activity and defined benefit plan obligations as it relates to our employees is as follows:

                                                  Pension Benefits Other Post-Retirement Benefits
                                                  --------------   -----------------------------
                                                   2005     2004    2005            2004
                                                  ------   ------      ------         ------
                                                           (in millions)
                                                  ---------------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $479.5   $436.9  $   --          $   --
  Transfers of assets............................   (0.3)     1.2      --              --
  Actual return on plan assets...................   30.4     46.8      --              --
  Company contributions..........................   16.9     32.7     8.0             6.5
  Administrative expenses........................   (2.1)    (2.0)     --              --
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Fair value of plan assets at end-of-year..... $484.0   $479.5  $   --          $   --
                                                  ======   ======      ======         ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $492.9   $449.9  $ 82.9          $ 79.1
  Transfers of benefit obligations...............   (0.6)     1.2      --              --
  Medicare Part D Subsidy........................     --       --      --            (5.1)
  Service cost...................................   17.2     16.7     1.7             1.7
  Interest cost..................................   28.8     28.5     4.8             4.6
  Plan participants' contributions...............     --       --     2.6             1.4
  Special termination benefits...................     --      0.1      --              --
  Actuarial losses...............................   24.6     32.6     6.9             7.7
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Benefit obligation at end-of-year............ $522.5   $492.9  $ 90.9          $ 82.9
                                                  ======   ======      ======         ======
  Underfunded status of the plans................ $(38.5)  $(13.4) $(90.9)         $(82.9)
  Unrecognized net actuarial (gains) losses......   92.3     60.3     7.9             1.5
  Unrecognized prior negative service cost.......  (13.0)   (14.9)     --              --
                                                  ------   ------      ------         ------
    Prepaid (accrued) benefit cost............... $ 40.8   $ 32.0  $(83.0)         $(81.4)
                                                  ======   ======      ======         ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   5.75%    6.00%   5.75%           6.00%
  Expected return on plan assets.................   8.25%    8.25%     --              --
Rate of increase in compensation:
  Salary continuation plan.......................   4.00%    4.00%     --              --
  All other plans................................   4.00%    4.00%   4.00%           4.00%

We use December 31 as the measurement date for our pension and post-retirement plans.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target plan allocations. This assumption is reevaluated at an interim date each plan year. The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 13.0% for 2005. It further assumes the rate will gradually

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

decrease to 5.0% by 2016 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2005 and 2004 by $6.8 million and $5.6 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2005 and 2004 would increase by $0.4 million and $0.5 million, respectively.

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                 2005    2004
                                                 -----  ------
                                                 (in millions)
                                                 ------------
                  Accumulated benefit obligation $52.9  $135.5
                  Projected benefit obligation..  53.9   136.3
                  Fair value of plan assets.....    --    81.8

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Increase (decrease) in minimum pension
             liability adjustment included in other
             comprehensive income (after-tax)............ $7.1   $ 3.7

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Minimum pension liability adjustment included
             in accumulated other comprehensive income
             (after-tax)................................. $5.9   $13.0

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                           Pension Benefits     Other Postretirement Benefits
                                        ----------------------  ----------------------------
                                         2005    2004    2003   2005      2004       2003
                                        ------  ------  ------  ----       -----     -----
                                                      (in millions)
                                        ----------------------------------------------------
Service cost........................... $ 17.6  $ 17.2  $ 19.4  $1.7     $ 1.7      $ 1.4
Interest cost..........................   28.8    28.5    27.2   4.8       4.6        5.0
Expected return on plan assets.........  (37.9)  (35.2)  (27.7)   --        --         --
Amortization of prior service cost.....   (1.9)   (2.2)   (2.2)   --        --         --
Recognized net actuarial (gains) losses    1.7     0.7     5.7   0.6      (0.8)      (0.2)
                                        ------  ------  ------    ----     -----     -----
Net periodic benefit expense........... $  8.3  $  9.0  $ 22.4  $7.1     $ 5.5      $ 6.2
                                        ======  ======  ======    ====     =====     =====

We maintain a defined contribution plan for our U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, we assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain of our highly compensated agents. The combined pre-tax expenses for these plans amounted to $3.2 million, $3.0 million, and $3.7 million in 2005, 2004 and 2003, respectively. These expenses reflect both our contribution as well as changes in the measurement of our liabilities under these plans.

Plan Assets

Defined benefit pension plan assets allocations at December 31, 2005 and 2004, by asset category are as follows:

                                                2005 2004
                                                ---- ----
                      Asset Category
                      Equity securities........  64%  64%
                      Fixed income securities..  34%  32%
                      Real estate..............   1%   1%
                      Cash and cash equivalents   1%   3%
                                                ---- ----
                        Total.................. 100% 100%
                                                ==== ====

The primary investment objective of the defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     ---------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
 * Currency exposure can be hedged up to 100%
** International/Emerging Markets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. The investment policy is reviewed on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNC expects to contribute between $0 and $19 million to the defined benefit pension plans in 2006. In addition, we expect to fund approximately the following amounts for benefit payments for unfunded non-qualified U.S. defined benefit plans:

                                   Post Retirement Plans
                   -----------------------------------------------------
                                      Reflecting          Not Reflecting
                   Non-Qualified U.S.  Medicare  Medicare    Medicare
                    Defined Benefit     Part D    Part D      Part D
                      Pension Plan     Subsidy   Subsidy     Subsidy
                   ------------------ ---------- -------- --------------
                                       (in millions)
                   -----------------------------------------------------
        Year
        2006......       $ 4.2          $ 5.9     $(0.5)      $ 6.4
        2007......         4.9            5.4      (0.5)        5.9
        2008......         5.6            5.6      (0.5)        6.1
        2009......         5.7            5.8      (0.5)        6.3
        2010......         4.8            6.0      (0.6)        6.6
        Thereafter        35.2           31.5      (3.9)       35.4

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). Our contributions to the 401(k) plans for our employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Our expense for the 401(k) plan amounted to $25.2 million, $25.2 million, and $22.9 million in 2005, 2004 and 2003, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, we agree to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

also participants in a LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. We make matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of our contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $11.3 million, $6.8 million, and $17.0 million in 2005, 2004 and 2003, respectively. These expenses reflect both our employer matching contributions of $3.1 million, $2.1 million and $2.4 million, as well as changes in the measurement of our liabilities net of LNC's total return swap under these plans of $8.2 million, $4.7 million and $14.6 million for 2005, 2004 and 2003, respectively.

Our total liabilities associated with these plans were $138.4 million and $126.1 million at December 31, 2005 and 2004, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2005 consisted of 23,791 10-year LNC stock options, 247,487 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2005, 158,261 stock options and 826,919 performance share units of these awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Our total compensation expense under LNC's incentive plans involving performance vesting for 2005 was $0.5 million relating to stock options, $14.2 million relating to performance shares, and $0.9 million relating to cash awards. Our total compensation expense under LNC's incentive plans involving performance vesting for 2004 was $0.6 million relating to stock options, $11.2 million relating to performance shares, and $0.7 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in our total stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2005 and 2004 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, our cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Information with respect to stock options granted to our employees and agents that were outstanding at December 31, 2005 is as follows:

                   Options Outstanding                            Options Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$21-$30      413,489          4.57            $25.39            294,419         $25.51
 31- 40      348,906          2.78             38.23            341,912          38.32
 41- 50    1,436,147          4.01             44.65          1,300,614          44.32
 51- 60    1,760,345          4.55             51.37          1,603,733          51.30
-------    ---------                                          ---------
$21-$60    3,958,887                                          3,540,678
=======    =========                                          =========

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


The option price assumptions used for grants to our employees and agents were as follows:

                                                      2005   2004   2003
                                                     -----  -----  -----
      Dividend yield................................   3.0%   3.0%   5.0%
      Expected volatility...........................  26.5%  28.7%  39.8%
      Risk-free interest rate.......................   4.2%   2.7%   2.2%
      Expected life (in years)......................   4.0    3.6    3.6
      Weighted-average fair value per option granted $9.80  $8.61  $5.55

Information with respect to the incentive plans involving stock options granted to our employees and agents is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- ------------------------
                                                  Weighted-                Weighted-
                                                   Average                  Average
                                       Shares   Exercise Price  Shares   Exercise Price
                                     ---------  -------------- --------- --------------
  Balance at January 1, 2003........ 6,638,671      $41.39     4,035,327     $40.00
Granted-original....................   288,165       25.54
Granted-reloads.....................    13,696       35.28
Exercised (includes shares tendered)  (332,769)      24.22
Forfeited...........................  (540,328)      41.21
                                     ---------
  Balance at December 31, 2003...... 6,067,435      $41.57     4,681,490     $41.49
Granted-original....................    35,796       47.55
Granted-reloads.....................    43,681       45.54
Exercised (includes shares tendered)  (883,042)      46.97
Forfeited...........................  (306,745)      48.07
                                     ---------
  Balance at December 31, 2004...... 4,957,125      $43.39     4,234,305     $43.27
Granted-original....................    23,791       46.77
Granted-reloads.....................    65,033       49.77
Exercised (includes shares tendered)  (951,294)      36.22
Forfeited...........................  (135,768)      48.07
                                     ---------
  Balance at December 31, 2005...... 3,958,887      $45.06     3,540,678     $45.34
                                     =========

Total compensation expense for incentive plans involving stock options granted to our employees and agents, for 2005, 2004, and 2003 was $4.0 million, $6.8 million, and $13.9 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for our agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

We recognize compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. We hedge this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense recognized for the SAR program for 2005, 2004 and 2003 was $4.5 million, $6.2 million and $6.8 million, respectively. The mark-to-market gain recognized through net income on the call options on LNC stock for 2005, 2004 and 2003 was $2.8 million, $2.4 million and $.3 million, respectively. The SAR liability at December 31, 2005 and 2004 was $8.5 million and $9.4 million, respectively.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


Information with respect to the LNC SARs incentive plan outstanding for our agents at December 31, 2005 is as follows:

                    SARs Outstanding                               SARs Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$20-$30      171,863          2.20            $25.11            54,014          $25.11
 31- 40        4,414          2.41             33.31             1,105           33.31
 41- 50      621,325          2.49             45.87           263,848           44.28
 51- 60      289,675          1.20             52.10           216,054           52.10
-------    ---------                                           -------
$20-$60    1,087,277                                           535,021
=======    =========                                           =======

The option price assumptions used for grants to our agents under the LNC SAR plan were as follows:

                                                     2005   2004   2003
                                                    -----  -----  -----
        Dividend yield.............................   3.3%   3.0%   4.6%
        Expected volatility........................  24.0%  25.0%  35.0%
        Risk-free interest rate....................   4.8%   3.1%   3.3%
        Expected life (in years)...................   5.0    5.0    5.0
        Weighted-average fair value per SAR granted $9.06  $8.98  $9.05

Information with respect to the LNC incentive plan involving SARs granted to our agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
  Balance at January 1, 2003........ 1,382,248      $39.20     301,108     $32.06
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------
  Balance at December 31, 2003...... 1,599,524      $36.92     597,892     $36.45
                                     ---------
Granted-original....................   190,250       47.58
Exercised (includes shares tendered)  (344,588)      28.32
Forfeited...........................  (153,686)      35.83
                                     ---------
  Balance at December 31, 2004...... 1,291,500      $40.90     629,991     $40.34
                                     ---------
Granted-original....................   230,600       46.73
Exercised (includes shares tendered)  (371,839)      34.14
Forfeited...........................   (62,984)      44.56
                                     ---------
  Balance at December 31, 2005...... 1,087,277      $44.20     535,021     $45.48
                                     =========

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to our employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to our employees from 2003 through 2005 was as follows:

                                                      2005    2004    2003
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  71,725  68,730  10,910
   Weighted-average price per share at time of grant $ 45.75 $ 47.46 $ 31.41

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for us was $544 million, $310 million and $267 million for 2005, 2004 and 2003, respectively.

Statutory surplus as determined in accordance with statutory accounting practices for us was $3.2 billion and $3.0 billion for December 31, 2005 and 2004, respectively.

The state of Indiana has adopted certain prescribed accounting practices that differ from those found in NAIC statutory accounting practices and affect our reported statutory surplus. We utilize the Indiana universal life method to calculate reserves for universal life, which increased statutory surplus by $210 million and $272 million at December 31, 2005 and 2004, respectively. We also use a permitted valuation interest rate on certain annuities, which decreased statutory surplus by $15 million at both December 31, 2005 and 2004.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, we may pay dividends to LNC only from unassigned surplus, without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), or must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding twelve consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of (i) 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner or (ii) the insurer's statutory net gain from operations for the previous twelve months, but in no event to exceed statutory unassigned surplus. Indiana law gives Commissioner broad discretion to disapprove requests for dividends in excess of these limits.

We paid dividends of $200 million and $150 million to LNC during 2005 and 2004, respectively, which did not require prior approval of the Commissioner. Based upon anticipated on-going positive statutory earnings and favorable credit markets, we expect that we could pay dividends of $468 million in 2006 without prior approval from the Commissioner. We paid dividends of $200 million to LNC during 2003. Dividends that we paid in 2003 were subject to prior approval from the Commissioner because we had negative statutory earned surplus as of December 31, 2002.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the state of New York imposes upon authorized insurers. These include reserve requirements, which differ from Indiana's requirements.

The New York regulations require us to report more reserves to the state of New York. As a result, the level of statutory surplus that we report to New York is less than the statutory surplus reported to Indiana and the National Association of Insurance Commissioners. If New York requires us to maintain a higher level of capital to remain an accredited reinsurer in New York, our ability to pay dividends could be constrained. However, we do not expect that our ability to pay dividends during 2006 will be constrained as a result of our status in New York.

Reinsurance Contingencies

In 2001, Swiss Re acquired our reinsurance operation and personal accident business through indemnity reinsurance transactions. We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as deferred gain in the liability section of our Consolidated Balance Sheet in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("SFAS 113"). The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2005, 2004 and 2003 we amortized $49.7 after-tax ($76.4 million pre-tax), $56.8 million after-tax ($87.4 million pre-tax) and $48.3 million after-tax ($74.2 million pre-tax) respectively, of deferred gain on the sale of the reinsurance operation.

As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, we increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our balance sheet at December 31, 2005 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under SFAS 113 we would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoverable from Swiss Re. However, SFAS 113 does not permit us to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would transfer no cash to Swiss Re as a result of these developments.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


Accordingly, even though we have no continuing underwriting risk, and no cash would be transferred to Swiss Re, in the event that future developments indicate our December 31, 2005 personal accident reserves are deficient or redundant, SFAS 113 requires us to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. We obtain reinsurance from a diverse group of reinsurers and monitor concentration as well as financial strength ratings of our principal reinsurers. Our principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. We sold our reinsurance business to Swiss Re primarily through indemnity reinsurance arrangements in 2001. Because we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.9 billion at December 31, 2005, and is included in amounts recoverable from reinsurers. Swiss Re has funded a trust, with a balance of $1.7 billion at December 31, 2005, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our funds withheld and embedded derivative liabilities at December 31, 2005 included $1.7 billion and $0.2 billion, respectively, related to the business reinsured by Swiss Re.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, we have received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. We are in the process of responding to, and in some cases have settled or are in the process of settling, these inquiries and continue to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. We continue to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect our consolidated financial position.

Leases

We lease our Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2005, 2004 and 2003 was $54.8 million, $54.7 million and $55.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                     2006-$55.2 2008-$56.0       2010-$39.0
                     2007-$61.2 2009-$48.2 Thereafter-$15.2

Information Technology Commitment

In February 1998, we signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, we renegotiated and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $45 million to $50 million.

Insurance Ceded and Assumed

Our insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance to limit its liabilities. We reinsure approximately 85% to 90% of the mortality risk on fully underwritten newly issued life insurance contracts. Our current policy is to retain no more than $5.0 million on a single insured life issued on fixed and variable universal life insurance contracts. Additionally, the retention per single insured life for term life insurance and for Corporate Owned Life Insurance (COLI) is $1 million and $2 million, respectively. Beginning in September 2005, we changed our reinsurance program for our primary term products from coinsurance to renewable term and from 90% to 80% on a first dollar quota share basis. In January 2006, we changed this program from 80% first dollar quota share to an excess of retention program.

Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. At
December 31, 2005, the reserves associated with these reinsurance arrangements totaled $2.2 billion. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits that

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). Our insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

See "Reinsurance Contingencies" above for a discussion of our reinsurance business sold to Swiss Re.

Vulnerability from Concentrations

At December 31, 2005, we did not have a material concentration of financial instruments in a single investee or industry. Our investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 27% of such mortgages, or $1 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37 million. Also at December 31, 2005, we did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our Retirement segment has had a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds mutual funds as well as American Legacy Variable Annuity products. In 2002, we and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 39%, 33% and 19% of our total gross annuity deposits in 2005, 2004 and 2003, respectively. In addition the American Legacy Variable Annuity product line represents approximately 41% and 38% of our total gross annuity account values at December 31, 2005 and 2004, respectively.

Other Contingency Matters

We are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting our consolidated financial position.

We have pursued claims with our liability insurance carriers for reimbursement of certain costs incurred in connection with a class action settlement involving the sale of our non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998, and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, we settled our claims against three liability carriers on a favorable basis, and settled our claims against a fourth liability insurance carrier on a favorable basis in 2004.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

We have guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $3.8 million and $4.6 million were outstanding at December 31, 2005 and 2004, respectively.

Certain of our subsidiaries have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, we have recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expire in 2009.

Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

By using derivative instruments, we are exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

generally indicates that the counterparty owes us and, therefore, creates a payment risk for us. When the fair value of a derivative contract is negative, we owe the counterparty and therefore we have no payment risk. We minimize the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by us. We also maintain a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, we have agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring us to post collateral upon significant downgrade. We are required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. We also require for our own protection minimum rating standards for counterparty credit protection. We are required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. We do not believe the inclusion of termination or collateralization events pose any material threat to our liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. We manage the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

Our derivative instruments are monitored by our risk management committee as part of that committee's oversight of our derivative activities. Our derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into our overall risk management strategies.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                   Assets (Liabilities)
                                                                   -------------------
                                              Notional or Contract  Carrying Value/
                                                   Amounts            Fair Value
                                              -------------------- -------------------
                                                2005       2004      2005       2004
                                               --------  --------   -------   -------
                                                         (in millions)
                                              ----------------------------------------
Interest rate derivative instruments:
Interest rate cap agreements................. $5,450.0   $4,000.0  $   4.8    $   3.8
Interest rate swap agreements................    462.5      445.5      9.0       28.9
                                               --------  --------   -------   -------
  Total interest rate derivative instruments.  5,912.5    4,445.5     13.8       32.7
                                               --------  --------   -------   -------
Foreign currency derivative instruments:
Foreign currency swaps.......................     57.7       41.8     (5.3)      (5.6)
Credit derivative instruments:
Credit default swaps.........................     20.0       13.0       --        0.1
Equity indexed derivative instruments:
Call options (based on LNC stock)............      1.3        1.3     16.6       15.0
Embedded derivatives per SFAS 133............       --         --   (267.8)    (340.8)
                                               --------  --------   -------   -------
  Total derivative instruments*.............. $5,991.5   $4,501.6  $(242.7)   $(298.6)
                                               ========  ========   =======   =======

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million and liabilities of $5.9 million and $278.2 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2004 are composed of assets of $52.7 and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative instruments, insurance policy and claim reserves and reinsurance related derivative liability, respectively.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                Interest Rate    Interest Rate  Foreign Currency
                               Cap Agreements   Swap Agreements Swap Agreements
                              ----------------- --------------  ---------------
                                2005     2004    2005    2004    2005     2004
                              -------- -------- ------  ------  ------   -----
                                               (in millions)
                              -------------------------------------------------
 Balance at beginning-of-year $4,000.0 $2,550.0 $445.5  $422.3  $ 41.8   $17.9
 New contracts...............  1,450.0  1,450.0   37.0    50.5    30.0    26.0
 Terminations and maturities.       --       --  (20.0)  (27.3)  (14.1)   (2.1)
                              -------- -------- ------  ------  ------   -----
   Balance at end-of-year.... $5,450.0 $4,000.0 $462.5  $445.5  $ 57.7   $41.8
                              ======== ======== ======  ======  ======   =====

                                        Credit Default Call Options
                                            Swaps      (Based on LNC Stock)
                                        -------------  -------------------
                                         2005    2004   2005       2004
                                        ------  -----    -----     -----
                                               (in millions)
                                        ----------------------------------
           Balance at beginning-of-year $ 13.0  $ 8.0  $ 1.3      $ 1.5
           New contracts...............   20.0   10.0    0.2        0.2
           Terminations and maturities.  (13.0)  (5.0)  (0.2)      (0.4)
                                        ------  -----    -----     -----
             Balance at end-of-year.... $ 20.0  $13.0  $ 1.3      $ 1.3
                                        ======  =====    =====     =====

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. We did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. For the years ended
December 31, 2005, 2004 and 2003, we recognized after tax after-DAC net losses of $0, $7.4 million and $1.6 million, respectively, in net income as a component of realized investment gains and losses. These losses relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the years ended December 31, 2005, 2004 and 2003, we recognized after-tax after-DAC losses of $6.4 million, $10.3 million and $7.6 million, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
We use interest rate swap agreements to hedge our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

We also use interest rate swap agreements to hedge our exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2005, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2006 through 2015.

Call Options on LNC Stock.
We use call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to our agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. Our call option positions will be maintained until such time the SARs are either exercised or expire and our SAR liabilities are extinguished. The SARs expire five years from the date of grant.

All Other Derivative Instruments

We use various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by us for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the Consolidated Statements of Income except where otherwise noted below).

Interest Rate Swap Agreements.
We used a forward starting interest rate swap agreement to hedge our exposure to the forecasted sale of mortgage loans. We were required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2005, there were no forward starting interest rate swap agreements.

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2010, entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection for our annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under SFAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under SFAS 133.

Swaptions.
Swaptions entitled us to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of our swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under SFAS 133. Therefore, the swaptions did not qualify for hedge accounting under SFAS 133. At December 31, 2005, there were no outstanding swaptions.

Credit Default Swaps.
We have purchased credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows us to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. We have no currently qualified credit default swaps for hedge accounting under SFAS 133 as amounts are insignificant. As of December 31, 2005, we had no outstanding purchased credit default swaps.

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the investor to put the bond back to us at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or restructuring. As of December 31, 2005, we had credit swaps with a notional amount of $20 million, which expire in 2010.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section above, we use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to our agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under SFAS 133. Mark to market changes are recorded in net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Deferred Compensation Plan.
We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked to market through net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
We are involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

Derivative Instrument Embedded in Variable Annuity Products.
We have certain variable annuity products with a GMWB feature that is an embedded derivative. The change in fair value

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of the embedded derivatives flows through net income through the benefits line in the Consolidated Statements of Income.

Derivative Instruments Embedded in Available-for-Sale Securities.
We own various debt securities that (a) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or (b) contain call options to receive the return on equity-like indexes. The change in fair value of the embedded derivatives flows through net income. These embedded derivatives have not been qualified for hedge accounting treatment under SFAS 133.

We have used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2004 through December 31, 2005 are not discussed in this disclosure.

Additional Derivative Information.
Income other than realized gains and losses for the agreements and contracts described above amounted to $13.8 million, $26.0 million and $22.9 million in 2005, 2004 and 2003, respectively. The decrease in income from 2004 to 2005 was primarily because of decreased income on interest rate swaps.

We are exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, we do not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. At December 31, 2005, the exposure was $26.7 million.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of our financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Fixed Maturity and Equity Securities -- Available-for- Sale and Trading Securities.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.

We employ several different methods for determining the fair value of our derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices; 2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to determine the derivatives' current fair market value.

Other Investments, and Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The Lincoln National Life Insurance Company

9. Fair Value of Financial Instruments (continued)


The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor have we determined the fair value of such contracts. It is our position that not disclosing the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about our shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. We and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Long-term Debt.

Fair values for long-term debt issues are estimated using discounted cash flow analysis based on our current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees.

Our guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of our financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                          2005                       2004
                                                               -------------------------  -------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
Securities available-for-sale
  Fixed maturities............................................   $ 32,244.7   $ 32,244.7    $ 33,331.5   $ 33,331.5
  Equity......................................................        101.4        101.4         113.7        113.7
Trading securities............................................      2,984.5      2,984.5       2,942.5      2,942.5
Mortgage loans on real estate.................................      3,661.6      3,858.9       3,855.1      4,144.4
Policy loans..................................................      1,857.8      2,003.3       1,864.7      2,020.7
Derivatives Instruments*......................................       (242.7)      (242.7)       (298.6)      (298.6)
Other investments.............................................        423.2        423.2         369.1        369.1
Cash and invested cash........................................      1,961.6      1,961.6       1,237.7      1,237.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (21,270.0)   (21,273.2)    (21,703.9)   (21,758.4)
  Remaining guaranteed interest and similar contracts.........        (13.2)       (13.2)        (45.2)       (46.7)
Short-term debt...............................................        (33.9)       (33.9)        (32.1)       (32.1)
Long-term debt................................................     (1,250.0)    (1,324.3)     (1,297.2)    (1,254.7)
Guarantees....................................................           --           --            --           --
Investment commitments........................................           --           --            --          0.3

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million in derivative investments, a $5.9 million liability in insurance policy and claim reserves and a liability of $278.2 million recorded in reinsurance related derivative liability. Total derivative instruments for 2004 are composed of an asset of $53.4 million and a liability of $352.0 million in derivative instruments and reinsurance related derivative liability, respectively.

As of December 31, 2005 and 2004, the carrying value of the deposit contracts and certain guaranteed contracts is net of DAC of $383.2 million and $434.4 million, respectively, excluding adjustments for DAC applicable to changes in fair value of securities. The carrying values of these contracts are stated net of DAC so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
10. Segment Information


We have two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through our wholesaling unit, LFD, as well as our retail unit, LFA. In addition, Lincoln Retirement has alliances with a variety of unrelated companies where we provide the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, and additional offices in Fort Wayne, Indiana and Schaumberg, Illinois, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance, linked-benefit life (a universal life product with a long-term care benefit) and term life insurance. The Life Insurance segment's products are primarily distributed through LFD and LFA.

We report operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in Other Operations. The gain resulting from the 2001 indemnity reinsurance transaction with Swiss Re for acquisition of our reinsurance business was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are reported within our Other Operations.

Financial data by segment for 2003 through 2005 is as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
           Revenue:
           Segment Operating
            Revenue:
             Lincoln Retirement....... $2,138.4  $2,064.1  $1,963.9
             Life Insurance...........  1,923.2   1,937.0   1,905.4
             Other Operations.........  1,144.8     929.5     728.1
             Consolidating
              adjustments.............   (532.4)   (360.3)   (251.3)
             Net realized investment
              results/(1)/............    (16.3)    (45.1)    330.8
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      1.3       1.3       3.6
                                       --------  --------  --------
               Total..................  4,659.0   4,526.5   4,680.5
                                       --------  --------  --------
           Net Income:
           Segment Operating Income:
             Lincoln Retirement.......    419.7     370.2     324.3
             Life Insurance...........    277.6     275.2     264.2
             Other Operations.........    (24.7)    (22.3)    (77.7)
             Other Items/(2)/.........    (19.3)    (11.9)    (29.6)
             Net realized investment
              results/(3)/............    (10.6)    (29.4)    215.4
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      0.9       0.9     (18.5)
                                       --------  --------  --------
             Income before cumulative
              effect of accounting
              change..................    643.6     582.7     678.1
             Cumulative effect of
              accounting change.......       --     (25.6)   (236.6)
                                       --------  --------  --------
           Net Income................. $  643.6  $  557.1  $  441.5
                                       ========  ========  ========

                                              2005        2004
                                           ----------  ----------
                                                (in millions)
                                           ----------------------
              Assets:
                Lincoln Retirement........ $ 74,777.5  $ 68,280.5
                Life Insurance............   23,901.3    22,803.8
                Other Operations..........   15,306.7    14,224.7
                Consolidating adjustments.       (3.8)       (1.3)
                                           ----------  ----------
              Total....................... $113,981.7  $105,307.7
                                           ==========  ==========

--------
/(1)/Includes realized losses on investments of $20.4 million, $46.7 million and $13.6 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.6) million, $(11.5) million and $(2.5) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $342.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $4.7 million, $(1.0) million and $4.0 million in 2005, 2004 and 2003, respectively; and gain (loss) on sale of subsidiaries/businesses of $14.1 million for 2004.

The Lincoln National Life Insurance Company

10. Segment Information (continued)

/(2)/Represents restructuring charges.
/(3)/Includes realized losses on investments of $13.2 million, $21.4 million and $8.5 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.4) million, $(7.4) million and $(1.6) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $222.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $3.0 million, $(0.6) million and $2.6 million for 2005, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                   2005       2004
                                                ---------  ---------
                                                    (in millions)
                                                --------------------
          Fair value of securities
           available-for-sale.................. $32,346.1  $33,445.2
          Cost of securities available-for-sale  31,361.9   31,616.0
                                                ---------  ---------
          Unrealized gain......................     984.2    1,829.2
          Adjustments to deferred acquisition
           costs...............................    (265.9)    (571.6)
          Amounts required to satisfy
           policyholder commitments............     (30.9)     (53.7)
          Foreign currency exchange rate
           adjustment..........................      15.6       17.4
          Deferred income taxes................    (251.3)    (440.1)
                                                ---------  ---------
          Net unrealized gain on securities
           available-for-sale.................. $   451.7  $   781.2
                                                =========  =========

Adjustments to DAC and amounts required to satisfy policyholder commitments are netted against the DAC asset line and included within the insurance policy and claim reserve line on the Consolidated Balance Sheets, respectively.

Details underlying the change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                                 2005    2004   2003
                                               -------  ------ ------
                                                   (in millions)
                                               ----------------------
           Unrealized gains (losses) on
            securities available-for-sale
            arising during the year........... $(478.7) $116.3 $746.8
           Less:
             Reclassification adjustment for
              gains on disposals of prior
              year inventory included in
              net income/ (1)/................    39.4    81.7  205.7
             Federal income tax expense
              (benefit) on
              reclassification................  (188.7)   11.4   23.4
             Transfer from available-for-sale
              to trading securities...........      --      --  342.9
             Federal income tax expense on
              transfer........................      --      --  119.9
                                               -------  ------ ------
           Net change in unrealized gain on
            securities available-for-sale, net
            of reclassifications and federal
            income tax expense................ $(329.4) $ 23.2 $ 54.9
                                               =======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to DAC and amounts required to satisfy policyholder commitments.

The net unrealized gain (loss) on derivative instruments component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $4.6 million, $2.9 million, $(3.9) million for 2005, 2004, 2003 respectively, and net of adjustments to DAC of $(7.3) million, $(7.9) million, $(4.5) million for 2005, 2004, 2003 respectively.


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on our restructuring charges. All restructuring charges recorded by us are included in underwriting, acquisition, insurance and other expenses on the Consolidated Statements of Income in the year incurred.

2005 Restructuring Plan
During May 2005, LFA implemented a restructuring plan to realign its field management and financial planning support areas. Total pre-tax restructuring charges incurred during 2005 were $6.9 million. These charges, which are included in Other Operations, included employee severance and termination benefits of $4.1 million and rent on abandoned office space of $2.8 million. The remaining reserves totaled $2.7 million at December 31, 2005. The plan is expected to be completed by the third quarter of 2006, except for lease payments on vacated space which run through 2008.

The Lincoln National Life Insurance Company

12. Restructuring Charges (continued)


2003 Restructuring Plans
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, we announced that we were combining our retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. In August 2003, we announced additional realignment activities. The following table provides information about the 2003 restructuring plans.

                                                                         Life Insurance Fixed Annuity  Realignment
                                                                          Realignment   Consolidation  June/August
                                                                            Jan 2003      Feb 2003        2003      Total
                                                                         -------------- ------------- ------------  ------
                                                                                           (in millions)
                                                                         -------------------------------------------------
Total charges, net of reversals.........................................  $       25.8  $        4.8  $       84.6  $115.2
                                                                          ------------  ------------  ------------  ------
Amounts incurred through 2004...........................................
  Employee severance and termination benefits...........................  $        7.0  $        1.9  $       28.8  $ 37.7
  Write-off of impaired assets..........................................           1.9            --           2.6     4.5
  Other costs:
    Rent on abandoned office space......................................           6.1           2.2           5.0    13.3
    Other...............................................................           7.4           0.2           1.9     9.5
                                                                          ------------  ------------  ------------  ------
Total Restructuring Charges through 2004 (pre-tax)......................          22.4           4.3          38.3    65.0
Amounts expended through 2004...........................................          21.6           3.9          34.3    59.8
Amounts reversed through 2004...........................................            --            --           1.4     1.4
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2004..............................  $        0.8  $        0.4  $        2.6  $  3.8
                                                                          ------------  ------------  ------------  ------
Amounts incurred in 2005................................................
  Employee severance and termination benefits...........................  $         --  $         --  $        1.6  $  1.6
  Write-off of impaired assets..........................................            --            --          16.5    16.5
  Other costs:
    Rent on abandoned office space......................................            --            --           1.2     1.2
    Other...............................................................           1.4            --           2.1     3.5
                                                                          ------------  ------------  ------------  ------
Total 2005 Restructuring Charges (pre-tax)..............................           1.4            --          21.4    22.8
Amounts expended in 2005................................................           1.4            --          23.3    24.7
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2005..............................  $        0.8  $        0.4  $        0.7  $  1.9
                                                                          ------------  ------------  ------------  ------
Additional amounts expended that do not qualify as restructuring charges
 through 2004...........................................................  $        2.0  $        0.5  $       19.7  $ 22.2
Additional amounts expended that do not qualify as restructuring charges
 for the year ended December 31, 2005...................................  $         --  $         --  $        6.6  $  6.6
Total annual expense savings realized through 2005 (pre-tax)............  $       20.0  $        6.4  $       87.0  $113.4
Expected completion date................................................   4th Quarter   4th Quarter   4th Quarter
                                                                                  2005*         2005*         2005*

--------
*All realignment activities were completed as of December 31, 2005. The remaining reserves primarily relate to future lease payments on exited properties, which will run through 2008.

Pre-tax restructuring charges for the June/August realignment activities for 2005 by segment were as follows: Retirement ($17.4 million), Life Insurance ($3.3 million), and Other Operations ($0.7 million).

Pre-tax restructuring charges, net of amounts reversed in 2004, for the June/August realignment activities for the year ended December 31, 2004 were reported in the following segments: Retirement ($6.2 million), Life Insurance ($0.6 million), and Other Operations ($6.5 million).

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

13. Transactions with Affiliates


Cash and short-term investments at December 31, 2005 and 2004 include our participation in a cash management agreement with LNC of $226.6 million and $166.7 million, respectively. Related investment income was $6.0 million,
3.3 million and $3.3 million in 2005, 2004 and 2003, respectively. Short-term debt represents notes payable to LNC of $33.9 million and $32.1 million at December 31, 2005 and 2004, respectively. Total interest expense for this short-term debt was $1.3 million, $0.8 million and $1.3 million in 2005, 2004 and 2003, respectively. As shown in Note 5, LNC supplied funding to us totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2005, 2004 and 2003.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, we received fees of $40.8 million, $32.5 million, and $17.7 million from DMH for transfer pricing in 2005, 2004, and 2003.

We paid fees of $72.2 million, $79.2 million and $76.2 million to DMH for investment management services in 2005, 2004 and 2003, respectively.

We provide services to and receive services from affiliated companies plus we receive an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $121.9 million, $101.3 million and $107.0 million in 2005, 2004 and 2003, respectively.

We cede and accept reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between our affiliates and us since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between our affiliates and us that were in place at the time of the sale continue to be in place as of December 31, 2004. As discussed in Note 6, we entered into a reinsurance arrangement in July 2003 with LNR Barbados to cede certain Guaranteed Benefit risks (including certain GMDB and all GMWB benefits) to LNR Barbados. This treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. During the fourth quarter of 2003, we entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. During the fourth quarter of 2004, Lincoln Life of New York entered into a similar arrangement with LNR Barbados for its UL policies subject to the recent actuarial guidelines. As of December 31, 2005, 2004 and 2003, all of these transactions are between us and LNR Barbados and us and Lincoln Assurance Limited, an affiliated life insurance company. Premiums in the accompanying Consolidated Statements of Income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                              2005   2004  2003
                                             ------ ------ -----
                                                (in millions)
                                             -------------------
                Insurance assumed........... $   -- $   -- $  --
                Insurance ceded.............  219.0  115.9  64.7
                                             ------ ------ -----
                Net reinsurance premiums and
                 fees....................... $219.0 $115.9 $64.7
                                             ====== ====== =====

The Consolidated Balance Sheets include reinsurance balances with affiliated companies as follows:

                                                       2005    2004
                                                     -------- ------
                                                      (in millions)
                                                     ---------------
           Future policy benefits and claims
            assumed................................. $    2.9 $  4.3
           Future policy benefits and claims
            ceded...................................  1,052.4  965.8
           Amounts recoverable from reinsurers on
            paid and unpaid losses..................     15.9    6.8
           Reinsurance payable on paid losses.......      3.5    1.7
           Funds held under reinsurance treaties-net
            liability...............................    718.5  721.9

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $750.7 million and $464.0 million at December 31, 2005 and 2004, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

--------------------------------------------------------------------------------
14. Subsequent Event

On April 4, 2006, LNC completed its merger with Jefferson-Pilot Corporation. After the merger, LNC offers fixed and variable universal life, fixed and equity indexed annuities, variable annuities, 401(k) and 403(b) offerings, and group life, disability and dental insurance products. The Company also operates television and radio stations.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company ("Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for certain reinsurance arrangements.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 24, 2006

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2005

     Statement of Operations - Year ended December 31, 2005

     Statements of Changes in Net Assets - Years ended December 31, 2005 and
     2004

     Notes to Financial Statements - December 31, 2005

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2005 and 2004

     Consolidated Statements of Income - Years ended December 31, 2005, 2004, and 2003

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2005, 2004, and 2003

     Consolidated Statements of Cash Flows - Years ended December 31, 2005, 2004, and 2003

     Notes to Consolidated Financial Statements - December 31, 2005

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1999.

(2) Not Applicable.

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

(4) (a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on August 22, 1998.

   (b) Multi-Fund - Single premium contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on August 22, 1998.

   (c) Multi-Fund 1 - Periodic contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on August 22, 1998.

   (d) Multi-Fund 2 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on August 22, 1998.

   (e) Multi-Fund 3 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on August 22, 1998.

   (f) Multi-Fund 4 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.

   (g) Contract Rider - Multi-Fund 2 and Multi-Fund 3 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-25990) filed on February 28, 1997.

   (h) Contract Rider - Multi-Fund 4 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-25990) filed on February 28, 1997.

   (i) Variable Annuity Amendment Multi-Fund 1 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-25990) filed on April 11, 2001.

   (j) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-25990) filed on October 11, 2002.

   (k) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-25990) filed on October 11, 2002.

   (l) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (s) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective No. 15 (File No. 333-18419) filed on May 28, 2004.

   (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (v) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (w) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (x) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (y) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (z) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (aa) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(5) (a) Deferred Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.

   (b) 403(b) Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.


                                      B-2

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not Applicable

(8) (a) (i) Services Agreement between Delaware Management Holdings, Inc.,
            Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-1A (File No. 2-80741) filed on April 10, 2000.

       (ii) Amendment to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-43373) filed on April 4, 2002.

       (iii) Form of Amendment to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-04999) filed on April 12, 2006.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) Delaware VIP Trust

       (ii) Lincoln Variable Insurance Products Trust

       (iii) Scudder Investments VIT Funds Trust

       (iv) Baron Capital Funds Trust

       (v) Janus Aspen Series

       (vi) Neuberger Berman Advisers Management Trust

       (vii) Alliance Variable Products Series Fund

       (viii) American Funds Insurance Series

       (ix) MFS Variable Insurance Trust

       (x) Putnam Variable Trust

       (xi) Fidelity Variable Insurance Products

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.

(10) Consent of Independent Registered Public Accounting Firm

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) Not Applicable

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-92298) filed on January 27, 2006.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


                                      B-3


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Frederick J. Crawford**       Chief Financial Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Barbara Kowalczyk**           Director
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Risk Officer and Director
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

         ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

        *** Principal business address is 350 Church Street, Hartford, CT 06103

    **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2006 there were 490,263 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J;



                                      B-4

     Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 20th day of April, 2006.


      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM)
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Peter L. Witkewiz
            ------------------------------------
            Peter L. Witkewiz
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

                                      B-5

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 20, 2006.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Chief Financial Officer and Director (Principal Financial
------------------------------
                                 Officer/Principal Accounting Officer)
Frederick J. Crawford
*                                Director
------------------------------
Michael S. Smith
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
See Yeng Quek
*By:/s/ Kelly D. Clevenger       Pursuant to a Power of Attorney
 ---------------------------
  Kelly D. Clevenger


                                      B-6